UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 4/30/09

Item 1.  Reports to Stockholders.

DUNHAM FUNDS™

WHEN PERFORMANCE COUNTS

April 30, 2009

SEMI-ANNUAL REPORT

This report is submitted for the general information of the shareholders of the Dunham Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives, policies, expenses and other information. Read the prospectus carefully before investing. For this and other information about the Dunham Funds, contact your financial advisor or call Client Services at (800) 442-4358.

Dunham Corporate/Government Bond Fund

Dunham High-Yield Bond Fund

Dunham Monthly Distribution Fund

Dunham Appreciation & Income Fund

Dunham Large Cap Value Fund

Dunham Real Estate Stock Fund

Dunham International Stock Fund

Dunham Small Cap Value Fund

Dunham Large Cap Growth Fund

Dunham Small Cap Growth Fund

Dunham Emerging Markets Stock Fund

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.
P.O. Box 910309
San Diego, California 92191

THIS SEMI-ANNUAL REPORT CONTAINS “FORWARD-LOOKING STATEMENTS” WITHIN THE MEANING OF THE PRIVATE

SECURITIES LITIGATION REFORM ACT OF 1995. FORWARD-LOOKING STATEMENTS ALSO INCLUDE THOSE PRECEDED BY,

FOLLOWED BY OR THAT INCLUDE THE WORDS “BELIEVES”, “EXPECTS”, “ANTICIPATES” OR SIMILAR EXPRESSIONS. SUCH

STATEMENTS SHOULD BE VIEWED WITH CAUTION. ACTUAL RESULTS OR EXPERIENCE COULD DIFFER MATERIALLY FROM

THE FORWARD-LOOKING STATEMENTS AS A RESULT OF MANY FACTORS, INCLUDING THE INABILITY OF THE FUNDS TO MEET

SALES GOALS AND SLOWING OF THE OVERALL ECONOMY. EACH FUND MAKES NO COMMITMENTS TO DISCLOSE ANY

REVISIONS TO FORWARD-LOOKING STATEMENTS, OR ANY FACTS, EVENTS OR CIRCUMSTANCES AFTER THE DATE HEREOF

THAT MAY BEAR UPON FORWARD-LOOKING STATEMENTS. IN ADDITION, PROSPECTIVE PURCHASERS OF THE FUNDS

SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN. OTHER FACTORS AND ASSUMPTIONS NOT

IDENTIFIED ABOVE MAY ALSO HAVE BEEN INVOLVED IN THE DERIVATION OF THESE FORWARD-LOOKING STATEMENTS, AND

THE FAILURE OF THESE OTHER ASSUMPTIONS TO BE REALIZED MAY ALSO CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY

FROM THOSE PROJECTED.

Message from the Adviser

Dear Fellow Shareholders,

The Dunham Funds continue to attract attention in the financial community as we function as one of the only fund families in which all fund sub-advisers are compensated with performance-based fees. The past six months have been difficult for investors, as the market showed signs of a rebound and then cascaded downward below previous lows set in November, and finally rebounding in the final two months, providing some hope that the worst may be over. We believe that we have selected sub-advisers that will perform well relative to their applicable benchmark indices as the market recovers, helping our clients regain some of their lost wealth.

We continue to monitor our sub-advisers and the investment strategies that they utilize. Effective March 2, 2009, with Board approval, we changed the objective and principal investment strategy of the Dunham Monthly Distribution Fund. The Fund previously had an objective to maximize total return, and now the Fund’s objective is to provide positive returns in both rising and falling market environments. In regard to strategies, this particular Fund utilizes numerous absolute return strategies, such as short-selling, option writing, and merger-arbitrage. We believe that the sub-adviser, Westchester Capital Management, Inc., has the experience and skill in each of these strategies to meet this objective. We are excited about these new developments and look forward to the effect we believe it will have on our clients’ portfolios.

In order to provide our clients with additional resources and options for reaching their investment goals, we have expanded our audience by making our Funds available on more platforms and through numerous broker/dealers and registered investment advisers. As anticipated assets flow in from these other channels, we are confident that it will benefit all shareholders in the form of lower expenses and increased availability.

Although the past six months have not proven that the worst is behind us, we strongly believe that we are on the right path.  We remain steadfast in our commitment to provide the tools that our clients need to emerge from this difficult environment.

Once again, thank you for your continued trust and confidence that you have placed in us. We take that very seriously.

Sincerely,

Jeffrey A. Dunham

President

Dunham & Associates Investment Counsel, Inc.

April 30, 2009

NOT FDIC INSURED│NO BANK GUARANTEE │MAY LOSE VALUE

Past performance is not indicative of future results.

Dunham Corporate/Government Bond Fund

Message from the Sub-Adviser (SCM Advisors LLC)

After rates were lowered to 0 to 0.25 percent in December 2008, the Fed left rates alone through the six months ended April 30, 2009. Furthermore, the U.S. Treasury scrambled to design plans that would increase liquidity in the markets, specifically by helping to relieve banks of “bad debt.” Extensive spending, which has reached into the trillions of dollars, has at times encouraged investors and also has increased volatility in the bond markets.

Treasury options continued to experience high levels of volatility throughout the end of 2008 and into the beginning of 2009. Treasury option volatility, as measured by the Merrill Lynch Option Volatility Index (MOVE), was close to 207 at the beginning of November 2008 and fell to 124 at the end of April 2009, representing a 40 percent decrease in volatility over six months. This implies that the speculation surrounding the yield on treasuries was primarily caused by the increased flight to quality coupled with the uncertainty surrounding banks and other financial institutions.

Investment grade bonds, as measured by the Barclays Aggregate Bond Index, finished the six month period ended April 30, 2009 up 7.7 percent, as investment grade bonds underperformed high yield bonds, as measured by the Merrill Lynch High Yield Bond Cash Pay Only Index, by approximately 7.7 percent.

Treasuries, as measured by the Merrill Lynch Treasury Master Index, increased 5.9 percent over the last six months. This was in response to some fear surrounding the future of the U.S. dollar and speculation that other countries may begin selling off treasuries in response to the increased spending by the U.S. Treasury. Broad corporate bonds, as measured by the Merrill Lynch U.S. Corporate Master Index, increased over 11.4 percent since the beginning of November 2008.

Although SCM Advisors, LLC (“SCM”) has limited the Fund’s exposure to financial services so far, spreads have reached levels where SCM believes that these issues are beginning to become attractive buying opportunities. SCM has continued its defensive stance, which has kept exposure to high yield debt to a minimum, as well as low exposure to cyclical names.

SCM currently manages the portfolio with a duration that is slightly shorter than the benchmark, which generally does not suffer as greatly as a longer duration when interest rates rise. SCM continues to seek opportunities that take advantage of the wide credit spreads. Specifically, spreads on corporate bonds on average ended April close to 500 bps., which is not much tighter than at the beginning of November 2008 when rates were at 600 bps.

Growth of $10,000 Investment - (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	7.91%	1.92%	4.50%	3.28%
Class C Class A with load of 4.50% Class A without load	7.47% 2.88% 7.72%	1.15% (2.94)% 1.64%	3.71% N/A N/A	2.51% 0.89%* 2.91%*
Barclays Aggregate Bond Index	7.74%	3.84%	6.01%	5.37%

*Class A commenced operations on January 3, 2007.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.07% for Class N, 1.82% for Class C and 1.32% for Class A. The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

 Portfolio Composition* - (Unaudited)

U.S. Government & Agencies

       55.71%

Corporate Notes & Bonds

       40.72%

Mortgage- Backed Securities

         3.25%

        Municipal

         0.32%

Total

      100.00%

* Based on total market value of investments as of April 30, 2009.

Percentages may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited)
April 30, 2009

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 40.02%
Advertising - 0.29%
Affinion Group, Inc.	$ 255,000	10.125%		10/15/13	$ 219,300

Aerospace / Defense - 0.12%
United Technologies Corp.	85,000	4.875%		5/1/15	87,482

Banks - 8.48%
Bank of America Corp.	175,000	5.750%		8/15/16	129,124
Barclays Bank PLC - 144A	665,000	2.700%		3/5/12	669,132
Barclays Bank PLC - 144A	400,000	7.700%	+	Perpetual	252,112
Capital One Financial Corp.	405,000	5.700%		9/15/11	387,155
Capital One Financial Corp.	100,000	6.150%		9/1/16	60,496
Citigroup, Inc.	295,000	2.125%		4/30/12	296,617
Citigroup, Inc.	611,000	5.000%		9/15/14	418,962
Credit Suisse	250,000	6.000%		2/15/18	223,342
First Republic Bank	79,000	7.750%		9/15/12	66,952
J.P. Morgan Chase & Co.	205,000	1.650%		2/23/11	206,650
J.P. Morgan Chase & Co.	535,000	2.125%		6/22/12	536,596
J.P. Morgan Chase & Co.	335,000	5.750%		1/2/13	328,809
J.P. Morgan Chase & Co.	200,000	7.900%	+	Perpetual	152,518
Regions Bank	405,000	2.750%		12/10/10	415,792
Resona Bank, Ltd. - 144A	165,000	5.850%	+	Perpetual	91,952
Royal Bank of Scotland Group	175,000	9.118%	+	Perpetual	128,625
Santander Issuances - 144A	165,000	5.911%		6/20/16	143,701
Sovereign Bank	330,000	2.750%		1/17/12	338,183
State Street Corp.	775,000	2.150%		4/30/12	782,566
Wachovia Corp.	225,000	5.750%		2/1/18	206,225
Wells Fargo & Co.	465,000	5.625%		12/11/17	434,096
Wells Fargo Capital XIII	240,000	7.700%	+	12/29/49	153,714
					6,423,319
Beverages - 0.31%
Pepsico, Inc.	195,000	7.900%		11/1/18	235,749

Broadcasting / Cable TV - 1.15%
British Sky Broadcast Group PLC	105,000	8.200%		7/15/09	106,259
Comcast Corp.	360,000	5.700%		5/15/18	357,188
Time Warner Cable, Inc.	365,000	8.250%		4/1/19	404,077
					867,524
Chemicals - 0.16%
Potash Corp. of Saskatchewan, Inc.	115,000	6.500%		5/15/19	118,965

Commercial Services - 0.34%
Di Finance/Dyncorp International	260,000	9.500%		2/15/13	253,500

Cosmetics/Personal Care - 0.28%
Proctor & Gamble Co.	200,000	4.600%		1/15/14	212,096

Diversified Financial Services - 2.54%
Bear Stearns Company, Inc.	240,000	7.250%		2/1/18	248,132
BP Capital Markets	535,000	3.125%		3/10/12	543,618
Credit Suisse Guernsey, Ltd.	175,000	5.860%	+	Perpetual	95,365
Icahn Enterproses LP	250,000	7.125%		2/15/13	211,250
Merrill Lynch & Company, Inc.	145,000	3.188%	+	5/12/10	139,728
Merrill Lynch & Company, Inc.	320,000	6.875%		4/25/18	270,101
Morgan Stanley	150,000	3.006%	+	5/14/10	146,489
Morgan Stanley	280,000	6.625%		4/1/18	265,149
					1,919,832
Diversified Manufacturing - 0.59%
ITT Corp.	225,000	6.125%		5/1/19	231,428
Tyco Electronics Group	240,000	6.000%		10/1/12	218,952
					450,380

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Electric-Integrated - 2.27%
Appalachian Power Co.	$ 500,000	5.550%		4/1/11	$ 507,181
Dominion Resources, Inc.	100,000	8.875%		1/15/19	116,093
Florida Power Corp.	160,000	6.650%		7/15/11	172,304
Georgia Power, Inc.	180,000	6.000%		11/1/13	195,690
Nevada Power Co	400,000	6.500%		5/15/18	392,016
Nevada Power Co	160,000	6.500%		8/1/18	156,736
South Carolina Electric & Gas Co.	160,000	6.500%		11/1/18	176,697
					1,716,717
Enviromental Control - 0.38%
Allied Waste Noth America	295,000	7.250%		3/15/15	289,439

Finance - 1.56%
American General Finance Corp.	285,000	4.000%		3/15/11	144,603
American General Finance Corp.	220,000	5.750%		9/15/16	89,233
Countrywide Home Loan, Inc.	240,000	4.000%		3/22/11	225,123
General Electric Capital Corp.	135,000	4.875%		10/21/10	137,697
General Electric Capital Corp.	535,000	6.875%		10/10/39	420,320
General Electric Capital Corp.	285,000	6.375%	+	11/15/67	163,816
					1,180,792
Financial - 0.12%
Genworth Global Funding	80,000	5.125%		3/15/11	61,132
UBS Preferred Funding Trust V	70,000	6.243%	+	Perpetual	28,732
					89,864
Food - 1.41%
General Mills, Inc.	105,000	5.650%		9/10/12	110,530
Kraft Foods, Inc	465,000	6.125%		8/23/18	473,190
Safeway Inc.	170,000	6.350%		8/15/17	174,707
Safeway Inc.	295,000	6.500%		3/1/11	309,519
					1,067,946
Healthcare - .53%
Johnson & Johnson	370,000	5.150%		7/15/18	400,161

Insurance - 1.27%
Chubb Corp.	100,000	6.375%	+	3/29/67	60,547
Genworth Financial, Inc.	385,000	6.515%		5/22/18	122,307
ING Groep NV	230,000	5.775%		Prepetual	85,189
Lincoln National Corp.	395,000	5.650%		8/27/12	258,583
Protective Life Corp.	316,000	4.000%		4/1/11	288,173
Prudential Financial, Inc.	275,000	8.875%	+	6/15/38	148,681
					963,480
Medical - 1.62%
Abbott Laboratories	235,000	5.125%		4/1/19	241,288
Pfizer, Inc.	310,000	4.450%		3/15/12	328,951
Pfizer, Inc.	365,000	6.200%		3/15/19	393,051
Quest Diagnostics, Inc.	175,000	6.400%		7/1/17	169,644
Wyeth	92,000	5.500%		3/15/13	96,949
					1,229,883
Mining - 0.17%
Freeport-McMoRan Copper & Gold, Inc.	130,000	8.375%		4/1/17	126,510

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Multimedia - 0.54%
DISH DBS Corp	$ 240,000	7.125%		2/1/16	$ 220,822
United Artist Theatre Circuit, Inc.	6,597	9.300%		7/1/15	5,707
Viacom, Inc.	185,000	5.750%		4/30/11	184,998
					411,527
Oil - 3.63%
Burlington Resources*	3,863	0.000%		12/31/40	-
Chesapeake Energy Corp.	125,000	7.250%		12/15/18	108,764
Chevron Corp.	385,000	3.750%		3/3/14	394,945
ConocoPhillips	110,000	6.500%		2/1/39	108,805
ConocoPhillips	215,000	5.750%		2/1/19	220,299
Diamond Offshore Drilling, Inc.	220,000	5.875%		5/1/19	221,437
EnCana Corp.	115,000	6.500%		5/15/19	118,245
Encore Acquisition Co.	145,000	6.000%		7/15/15	118,900
EOG Resources, Inc.	195,000	6.875%		10/1/18	211,505
Husky Energy, Inc.	230,000	6.200%		9/15/17	212,871
Kinder Morgan Energy Partners, L.P.	135,000	5.850%		9/15/12	138,313
Kinder Morgan Energy Partners, L.P.	270,000	9.000%		2/1/19	293,816
Trans-Canada Pipelines, Ltd.	65,000	6.350%	+	5/15/67	41,658
Trans-Canada Pipelines, Ltd.	110,000	7.125%		1/15/19	120,859
XTO Energy, Inc.	425,000	5.900%		8/1/12	436,627
					2,747,044
Pipelines - 1.41%
Atmos Energy Corp.	350,000	6.350%		6/15/17	323,853
Enbridge Energy Partners MLP	60,000	5.875%		12/15/16	52,553
Energy Transfer Partners LP	260,000	6.700%		7/1/18	243,996
Energy Transfer Partners LP	370,000	8.500%		4/15/14	399,772
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	49,543
					1,069,717
REITS-Apartments - 0.07%
AvalonBay Communities, Inc.	65,000	5.750%		9/15/16	53,657

REITS-Regional Malls - 0.11%
Simon Property Group LP	90,000	5.600%		9/1/11	85,679

Real Estate - 0.19%
Westfield Group LP- 144A	175,000	5.700%		10/1/16	141,399

Real Estate / REIT's - 0.66%
ERP Operating LP	80,000	5.375%		8/1/16	66,318
Merrill Lynch Mortgage Trust	449,159	4.556%		6/12/43	432,947
					499,265
Retail-Discount Store - 0.12%
Costco Wholesale Corp.	90,000	5.500%		3/15/17	94,119

Retail-Drug Store - 0.48%
CVS Corp.	360,000	5.750%		6/1/17	364,008

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Software - .65%
Fiserv, Inc.	$ 330,000	6.125%		11/20/12	$ 326,895
Intuit, Inc.	185,000	5.750%		3/15/17	166,588
					493,483
Telecommunications - 5.56%
AT&T, Inc.	215,000	5.800%		2/15/19	219,009
AT&T, Inc.	320,000	6.550%		2/15/39	308,732
AT&T, Inc.	295,000	6.250%		3/15/11	311,116
Alltel Corp.	400,000	7.000%		7/1/12	423,456
Cisco System, Inc.	450,000	5.900%		2/15/39	427,331
Nokia Ojy	195,000	5.375%		5/15/19	193,196
Nokia Ojy	110,000	6.625%		5/15/39	109,443
Qwest Corp.	160,000	8.875%		3/15/12	161,540
Sprint Nextel Corp.	310,000	7.625%		1/30/11	299,018
Telecom Italia Capital	260,000	5.250%		10/1/15	231,273
Telefonica Emisiones Sau	275,000	5.984%		6/20/11	286,565
Verizon Communications, Inc.	485,000	6.350%		4/1/19	504,334
Verizon Communications, Inc.	330,000	8.750%		11/1/18	395,995
Virgin Media Finance PLC	130,000	8.750%		4/15/14	129,350
Windstream, Inc.	225,000	7.000%		3/15/19	212,625
					4,212,983
Tobbacco - 1.08%
Altria Group, Inc.	230,000	9.250%		8/6/19	263,820
Philip Morris Intl., Inc.	385,000	5.650%		5/16/18	391,070
Philip Morris Intl., Inc.	150,000	6.875%		3/17/14	164,615
					819,505
Transportation - 0.10%
Canadian National Railway Co.	75,000	6.200%		6/1/36	74,248

Utilities - 1.83%
MidAmerican Energy Co.	400,000	5.650%		7/15/12	411,526
MidAmerican Energy Co.	120,000	5.800%		10/15/36	106,832
Pacific Gas & Electric Co.	355,000	8.250%		10/15/18	426,955
Pacific Gas & Electric Co.	120,000	6.250%		3/1/39	125,557
Virginia Electric and Power Co.	305,000	5.400%		1/15/16	311,862
					1,382,732
TOTAL CORPORATE NOTES & BONDS
(Cost - $31,588,628)					30,302,305

MORTGAGE BACKED SECURITIES - 3.20%
Banc of America Commercial Mortgage, Inc. 2008-1 A4	545,000	6.166%	+	2/10/51	432,934
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	22,461	8.000%		8/25/34	19,577
Commercial Mortgage Pass Through Certificates	500,000	5.816%	+	12/10/49	401,172
GE Capital Commercial Mortgage Corp.	445,000	5.305%	+	11/10/45	426,644
Greenwich Capital Commercial Funding	820,000	5.381%		3/10/39	722,497
GS Mortgage Securities Corp.	545,000	5.799%	+	8/10/45	417,777
					2,420,601
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $2,233,541)					2,420,601

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
MUNICIPAL - 0.32%
State of California	$ 230,000	7.550%		4/1/39	$ 240,099

TOTAL MUNICIPAL INVESTMENTS					240,099
(Cost - $233,164)

U.S. GOVERNMENT AND AGENCIES - 54.75%
U.S. Government Agency - 37.35%
Federal National Mortgage Association	1,455,000	3.250%		8/12/10	1,499,014
Federal National Mortgage Association	1,088,478	6.439%	+	3/25/29	1,192,178
FGLMC Pool G01499	106,985	7.000%		1/1/33	113,204
FGLMC Pool A46224	1,730,891	5.000%		7/1/35	1,778,760
FGLMC Pool G01980	2,621,164	5.000%		12/1/35	2,693,655
FNCL Pool AA0893	624,062	5.000%		12/1/38	641,906
FNCL Pool AA0894	333,360	5.000%		12/1/38	342,893
FNCL Pool 703991	2,595,405	5.000%		5/1/33	2,669,618
FNCL Pool 792454	178,252	4.500%		11/1/19	183,126
FNCL Pool 822731	1,091,652	5.500%		5/1/35	1,131,054
FNCL Pool 880117	216,264	5.500%		4/1/36	224,070
FNCL Pool 889883	4,316,560	6.500%		3/1/38	4,564,084
FNCL Pool 909141	76,616	6.000%		1/1/38	80,191
FNCL Pool 909153	63,210	6.000%		2/1/38	66,156
FNCL Pool 909220	345,875	6.000%		8/1/38	361,994
FNCL Pool 909223	162,468	6.000%		8/1/38	170,039
FNCL Pool 929180	1,122,888	5.000%		3/1/38	1,154,996
FNCL Pool 929191	500,029	6.000%		3/1/38	523,360
FNCL Pool 929233	352,328	5.000%		2/1/38	362,402
FNCL Pool 962752	753,577	5.000%		4/1/38	775,125
FNCL Pool 972569	447,572	5.000%		3/1/38	460,370
FNCL Pool 975649	3,331,407	6.000%		7/1/38	3,486,662
FNCL Pool 975798	299,776	5.000%		4/1/38	308,348
FNCL Pool 990101	1,203,271	5.500%		8/1/38	1,248,066
Freddie Mac	1,360,000	3.750%		6/28/13	1,445,476
GNMA 2009-19B	225,000	4.360%		8/16/48	221,537
GNMA 2007-52 MB	560,000	4.714%	+	1/16/48	578,200
					28,276,484
U.S. Treasury Obligations - 17.40%
U.S. Treasury Bond	1,315,000	3.500%		2/15/39	1,193,568
U.S. Treasury Notes	6,140,000	0.875%		4/30/11	6,136,641
U.S. Treasury Notes	3,815,000	2.750%		2/28/13	3,977,733
U.S. Treasury Notes	1,645,000	4.750%		8/15/17	1,863,992
					13,171,934
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $40,923,576)					41,448,418

Total Investments - 98.29%
(Cost - $74,978,909)					74,411,423
Other assets less liabilities - 1.71%					1,293,202
NET ASSETS - 100.00%					$ 75,704,625

+ Variable rate security. Interest rate is as of April 30, 2009
* Defaulted security, not currently paying interest (non-income producing)
REIT- Real Estate Investment Trust
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham High-Yield Bond Fund

Message from the Sub-Adviser (PENN Capital Management Company, Inc.)

High yield bonds, as measured by the Merrill Lynch High Yield Bond Cash Pay Index, were up 15.4 percent over the past 6 months, outperforming investment grade bonds, as measured by the Barclays Aggregate Bond Index, by 7.7 percent. However, most of the negative performance was sustained in November, when high yield bonds dropped 8.5 percent. This was followed by a rebound in December which extended through April 2009. During the rebound, high yield bonds were up 26.1 percent, outperforming investment grade bonds by close to 21.5 percent. The rebound was initially led by BB-rated bonds which increased 12.4 percent through the end of February, outperforming bonds rated CCC and lower by more than 9 percent. However, bonds rated CCC and lower led the pack in March and April, gaining 30.5 percent. B-rated bonds finished the six month period ended April 30, 2009 up 10.2 percent. PENN Capital Management Company, Inc. (“PENN”) continues to focus on BB- and B-rated bonds and limit exposure to CCC-rated bonds, which helped performance through the end of February, but lagged in March and April as lower-rated bonds surged.

In addition, mutual fund inflows reached $5 billion in January, which increased demand and helped high yield bonds, specifically in the higher quality issues. PENN believes that this high quality rally was primarily spurred by improving technicals, spreads reaching historic highs in the 2,000 range, and improving fundamentals attributable to government intervention. Many hedge funds and structured vehicles sold off high yield bonds in November and December, which forced spreads wider and increased the attention on the higher quality issues, which may have been unfairly devalued. Additionally, rating agencies have proven to be increasingly strict with the higher ratings, especially since their criticism in 2007 and 2008. In some cases, this has increased investors’ confidence in the ratings.

February proved to be a difficult month for high yield bonds, as the broad index slipped 3.8 percent. However, the higher quality bonds only slid 1.4 percent. This turned as lower quality bonds (CCC-rated and lower) rallied in March and April, reversing the large gap that existed between BB- and CCC-rated bonds. PENN believes that this low quality rally will be short-lived and that the higher quality high yield bonds will continue to prevail. PENN is continuing to search for issuers that have some strategic advantage given that many firms have lost much of their competition in the marketplace due to the overall negative economy. Furthermore, PENN continues to overweight specific sectors such as healthcare and telecommunications, which benefited the Fund over the quarter. Advanced Medical Optics had declined in 2008 and PENN ended up seeing it double in value as it was acquired by Abbot Labs at the end of February.

PENN has continued to benefit from its defensive stance. Since the inception of the Fund, the portfolio has not endured a single default. Industry wide, 2008 default rates were close to 4 percent, and are estimated to have doubled to 8 percent year-to-date 2009. PENN believes that its strict sell-discipline will help to mitigate losses even as it anticipates industry wide default rates rising to 15 percent.

Growth of $10,000 Investment - (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (7/1/05)
Class N	9.06%	(12.17)%	(2.02)%	(0.67)%
Class C Class A with load of 4.50% Class A without load	8.71% 4.05% 9.02%	(12.79)% (16.32)% (12.40)%	(2.78)% N/A N/A	(1.42)% (7.45)%* (5.61)%*
ML High-Yield Cash Pay Index	15.42%	(14.48)%	(1.60)%	(0.04)%

*Class A commenced operations on January 3, 2007.

The Merrill Lynch High-Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market.  Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.57% for Class N, 2.32% for Class C and 1.82% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

                  Portfolio Quality Rating Composition* - (Unaudited)

B2

        19.56%

B3

    19.25%

B1

        15.63%

Ba3

    11.04%

Ba2

    10.58%

Ba1

      9.07%

                Cash Equivalents

      5.35%

Caa1

      4.17%

Baa3

      3.25%

Baa2

          1.53%

WR

          0.31%

A3

          0.26%

Total

   100.00%

*Based on total market value of investments as of April 30, 2009.

Percentages may differ from Schedule of Investments which are based on

                    Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
CORPORATE BONDS - 95.07%
Airlines - 0.65%
American Airlines, Inc.	$ 290,000	8.608%	4/1/11	$ 210,250
Delta Air Lines, Inc.	205,000	7.570%	11/18/10	190,650
				400,900
Auto Parts & Equipment - 1.33%
Exide Technologies	495,000	10.500%	3/15/13	373,725
Johnson Controls, Inc.	200,000	5.500%	1/15/16	174,262
Titan International Inc	340,000	8.000%	1/15/12	273,700
				821,687
Apparel - 1.46%
Hanesbrands, Inc.	310,000	5.698%+	12/15/14	235,600
Perry Ellis International, Inc.	380,000	8.875%	9/15/13	260,300
Phillips Van-Heusen	115,000	7.250%	2/15/11	115,823
Phillips Van-Heusen	420,000	7.750%	11/15/23	287,267
				898,990
Beverages - 1.04%
Central Euro Distribuiton Co.	440,000	3.000%	3/15/13	252,450
Constellation Brands, Inc.	385,000	8.375%	12/15/14	390,775
				643,225
Biotechnology - 0.37%
Bio-Rad Laboratories, Inc.	230,000	7.500%	8/15/13	226,550

Cable Television - 3.04%
CSC Holdings, Inc.	405,000	7.625%	4/1/11	405,179
CSC Holdings, Inc.-144A	325,000	8.625%	2/15/19	329,062
General Cable Corp.	435,000	1.000%	10/15/12	333,862
General Cable Corp.	280,000	7.125%	4/1/17	245,000
Mediacom LLC Capital Corp.	580,000	9.500%	1/15/13	563,953
				1,877,056
Casinos - 1.67%
OED Corp./Diamond Jo, LLC	180,000	8.750%	4/15/12	150,300
Pinnacle Entertainment, Inc.	375,000	8.250%	3/15/12	367,500
Wynn Las Vegas Capital Corp.	185,000	6.625%	12/1/14	157,250
Wynn Las Vegas Capital Corp.	425,000	6.625%	12/1/14	354,000
				1,029,050
Coal - 2.10%
Arch Western Finance	455,000	6.750%	7/1/13	399,262
Consol Energy, Inc.	155,000	7.875%	3/1/12	156,550
Foundation PA Coal Co.	260,000	7.250%	8/1/14	242,450
Peabody Energy Corp.	505,000	7.375%	11/1/16	499,290
				1,297,552
Commericial Services - 3.42%
Aramark Corp. Cl. B	220,000	5.000%	6/1/12	196,350
Aramark Corp. Cl. B	625,000	8.500%	2/1/15	600,000
Cardtronics, Inc.	570,000	9.250%	8/15/13	416,100
Cornell Companies, Inc.	295,000	10.750%	7/1/12	297,213
Lender Processing Services, Inc.	250,000	8.125%	7/1/16	248,750
Stewart Enterprises, Inc.	385,000	6.250%	2/15/13	349,388
				2,107,801

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
Computers - 3.64%
Affiliated Computer Services	$ 280,000	4.700%	6/1/10	$ 273,394
Seagate Technology HHDD Holdings	965,000	6.800%	10/1/16	699,837
Seagate Technology HHDD Holdings	450,000	10.000%	5/1/14	445,500
Sensus Metering Systems, Inc.	330,000	8.625%	12/15/13	282,150
Sungard Data Systems, Inc.	365,000	9.125%	8/15/13	340,350
Sungard Data Systems, Inc.	225,000	4.875%	1/15/14	199,125
				2,240,356
Cosmetics - 0.34%
Elizabeth Arden, Inc.	280,000	7.750%	1/15/14	210,000

Distribution - 1.12%
Wesco Distribution, Inc.	470,000	7.500%	10/15/17	360,725
Wesco Interantional, Inc.	415,000	1.750%	11/15/26	327,850
				688,575
Diversified Manufacturing - 0.72%
Belden CDT, Inc.	505,000	7.000%	3/15/17	446,925

Electric - 5.90%
AES Corp.	755,000	7.750%	3/1/14	700,637
AES Corp.	150,000	8.000%	10/15/17	138,000
Energy Future Holdings	480,000	10.875%	11/1/17	330,000
Mirant America General LLC	165,000	8.300%	5/1/11	164,235
Mirant Mid-Atlantic, LLC	740,464	10.060%	12/30/28	733,059
NRG Energy, Inc.	935,000	7.375%	2/1/16	884,784
PSEG Energy Holdings LLC	445,000	8.500%	6/15/11	443,800
RRI Energy, Inc.	255,000	6.750%	12/15/14	243,513
				3,638,028
Electronical Components & Equipment - 0.27%
Anixter Intl, Inc.	175,000	10.000%	3/15/14	168,000

Electronics - 1.52%
Itron, Inc.	470,000	7.750%	5/15/12	425,350
Sanmina-SCI Corp. - 144A	740,000	4.07%+	6/15/14	514,300
				939,650
Energy - 1.76%
Markwest Energy	710,000	8.500%	7/15/16	596,400
Orion Power Holdings, Inc.	465,000	12.000%	5/1/10	488,250
				1,084,650
Entertaiment - 0.46%
Penn National Gaming, Inc.	290,000	6.875%	12/1/11	284,200

Environmental Control - 0.21%
Waste Management, Inc.	125,000	6.375%	11/15/12	128,589

Financial Services - 1.87%
CIT Group, Inc.	295,000	5.125%	9/30/14	163,098
CIT Group, Inc.	90,000	5.850%	9/15/16	48,323
CIT Group, Inc.	310,000	7.625%	11/30/12	192,397
Global Cash Acc/Finance	460,000	8.750%	3/15/12	407,100
Fresenius US Finance II, Inc. - 144A	320,000	9.000%	7/15/15	340,800
				1,151,718

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
Food - 0.44%
Del Monte Corp.	$ 265,000	8.625%	12/15/12	$ 269,637

Forest Products & Paper - 1.02%
Buckeye Technologies, Inc.	310,000	8.500%	10/1/13	271,250
Domtar, Inc.	460,000	5.375%	12/1/13	358,800
				630,050
Healthcare - 11.91%
Bausch & Lomb, Inc. - 144A	245,000	9.875%	11/1/15	223,562
Biomet, Inc.	305,000	10.000%	10/15/17	316,401
Boston Scientific Corp,	670,000	6.400%	6/15/16	644,037
Community Health Systems, Inc.	680,000	8.875%	7/15/15	680,000
DaVita, Inc.	405,000	6.625%	3/15/13	398,074
DaVita, Inc.	290,000	7.250%	3/15/15	283,816
HCA - 144A	95,000	8.500%	4/15/19	96,069
HCA	1,085,000	9.250%	11/15/16	1,076,863
Hologic, Inc.	565,000	2.000%+	12/15/37	402,221
Invacare Corp.	270,000	9.750%	2/15/15	273,375
Lifepoint Hospitals, Inc.	380,000	3.500%	5/15/14	308,104
Psychiatric Solutions, Inc.	235,000	7.750%	7/15/15	213,505
Select Medical Corp.	660,000	7.625%	2/1/15	504,900
Skilled Healthcare Group Inc	345,000	11.000%	1/15/14	359,663
Sun Healthcare Group, Inc.	530,000	9.125%	4/15/15	518,075
Team Health, Inc.	350,000	11.250%	12/1/13	332,500
Tenent Healthcare Corp.	505,000	6.875%	11/15/31	310,575
Universal Health Services, Inc.	170,000	7.125%	6/30/16	156,664
Universal Hospital Services, Inc.	270,000	8.500%	6/1/15	252,450
				7,350,854
Hotels - 1.75%
Sheraton Holding Corp.	860,000	7.375%	11/15/15	699,599
Starwood Hotels / Resorts	445,000	6.750%	5/15/18	381,086
				1,080,685
Household Products - 1.66%
Jarden Corp.	375,000	7.500%	5/1/17	333,750
Jarden Corp.	315,000	8.000%	5/1/16	307,912
Prestige Brands, Inc.	385,000	9.250%	4/15/12	379,225
				1,020,887
Housewares - 0.30%
Newell Rubbermaid, Inc.	170,000	10.600%	4/15/19	185,905

Internet - 0.41%
Expedia, Inc. - 144A	275,000	8.500%	7/1/16	255,750

Insurance - 0.47%
Hub International Holdings, Inc. - 144A	410,000	9.000%	12/15/14	287,000

Leisure Time - 0.61%
Royal Caribbean Cruises Ltd.	480,000	7.000%	6/15/13	374,400

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
Lodging - 0.47%
Boyd Gaming Corp.	$ 380,000	6.750%	4/15/14	$ 290,700

Machinery-Diversified - 0.94%
Terex Corp	460,000	7.375%	1/15/14	409,400
Chart Industries, Inc.	220,000	9.125%	10/15/15	172,700
				582,100
Machinery-Electrical - 0.44%
Baldor Electric Co.	315,000	8.625%	2/15/17	273,951

Media - 1.02%
Echostar DBS Corp.	670,000	7.000%	10/1/13	631,100

Mining - 0.76%
Freeport-McMoran Copper & Gold, Inc.	195,000	8.250%	4/1/15	192,703
Freeport-McMoran Copper & Gold, Inc.	285,000	8.375%	4/1/17	277,350
				470,053
Office Furnishings - 0.41%
Interface, Inc.	255,000	10.375%	2/1/10	254,696

Oil & Gas - 9.28%
Anadarko Petroleum Corp.	190,000	7.625%	3/15/14	195,062
Anadarko Petroleum Corp.	110,000	8.700%	3/15/19	115,579
Aquila, Inc.	680,000	11.875%+	7/1/12	714,466
Chesapeake Energy Corp.	280,000	6.375%	6/15/15	248,500
Chesapeake Energy Corp.	360,000	7.250%	12/15/18	313,241
Comstock Resources, Inc.	675,000	6.875%	3/1/12	614,250
Denbury Resources	255,000	9.750%	3/1/16	260,100
Helix Energy Solutions Group-144A	490,000	9.500%	1/15/16	350,350
KCS Energy, Inc.	140,000	7.125%	4/1/12	131,250
Key Energy Services, Inc.-144A	510,000	8.375%	12/1/14	420,750
Mariner Energy, Inc.	575,000	7.500%	4/15/13	468,625
Mariner Energy, Inc.	145,000	8.000%	5/15/17	105,850
National Oilwell Varco Inc	185,000	6.125%	8/15/15	162,268
Petrohawk Energy Corp.	550,000	9.125%	7/15/13	537,353
Plains Exploration & Production Co.	385,000	7.750%	6/15/15	354,200
Plains Exploration & Production Co.	120,000	10.000%	3/1/16	117,600
Pride International, Inc.	230,000	7.375%	7/15/14	226,217
SandRidge Energy, Inc. - 144A	250,000	8.000%	6/1/18	220,000
Southwestern Energy Co-144A	175,000	7.500%	2/1/18	171,063
				5,726,724
Pharmaceuticals - 1.24%
King Pharmaceuticals, Inc.	310,000	1.250%	4/1/26	234,050
Omnicare, Inc.	390,000	6.750%	12/15/13	366,486
Omnicare, Inc.	240,000	3.250%	12/15/35	165,600
				766,136
Printing Services - 0.52%
Cenveo Corp.	515,000	7.875%	12/1/13	321,875

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
Pipelines - 1.90%
Dynegy Roseton Danskammer Pass Through Trust Series B	$ 900,000	7.670%	11/8/16	$ 765,000
El Paso Corp.	420,000	8.250%	2/15/16	404,889
				1,169,889
REITS - Diversified - 0.24%
Vornado Realty Trust	180,000	2.850%	4/1/27	150,846

REITS- Healthcare - 0.38%
Ventas Realty LP / CAP Corp.	260,000	6.500%	6/1/16	232,700

REITS- Hotels- 0.88%
Hospitality Properties Trust	485,000	3.800%	3/15/27	378,300
Host Hotels & Resorts LP - 144A	205,000	2.625%	4/15/27	165,794
				544,094
Retail - Apparel - 0.74%
Brown Shoe Company, Inc.	195,000	8.750%	5/1/12	164,775
Collective Brands, Inc.	350,000	8.250%	8/1/13	292,250
				457,025
Retail - Computer Equipment - 0.31%
GameStop Corp.	185,000	8.000%	10/1/12	188,700

Retail - Dept Store - 1.11%
JC Penney Corp.	390,000	7.950%	4/1/17	377,514
Macy's Retail Holdings	240,000	5.900%	12/1/16	199,451
Macy's Retail Holdings	115,000	7.875%+	7/15/15	109,250
				686,215
Retail - Discount - 0.32%
HSN, Inc. - 144A	265,000	11.250%	8/1/16	194,775

Retail - Restaurants - 0.38%
Yum! Brands, Inc.	245,000	6.250%	3/15/18	231,525

Software - 0.40%
Broadridge Financial Solutions, Inc.	300,000	6.125%	6/1/17	246,599

Steel - 0.25%
United States Steel Corp.	205,000	7.000%	2/1/18	152,495

Storage - 0.82%
Mobile Services Group, Inc.	350,000	9.750%	8/1/14	308,000
Owens- Illinois, Inc.	325,000	7.000%	12/1/36	200,518
				508,518
Telecommunications - 10.49%
American Tower Corp. - 144A	340,000	7.000%	10/15/17	336,600
Broadview Networks Holdings, Inc.	175,000	11.375%	9/1/12	113,750
Centennial Communications Corp.	1,085,000	8.125%	2/1/14	1,131,113
Cricket Communications I	340,000	9.375%	11/1/14	336,273

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
Telecommunications - 10.49% (Continued)
Crown Castle International Corp.	$ 300,000	9.000%	1/15/15	$ 304,848
Frontier Communications Corp.	150,000	6.250%	1/15/13	141,952
Frontier Communications Corp.	595,000	6.625%	3/15/15	547,400
iPCS, Inc.	365,000	3.153%+	5/1/13	297,475
Millicom International Cellular SA	665,000	10.000%	12/1/13	668,325
Nextel Communications, Inc.	560,000	6.875%	10/31/13	432,600
Sprint Nextel Corp.	1,400,000	6.000%	12/1/16	1,169,000
Virgin Media Finance Plc	520,000	8.750%	4/15/14	517,400
Windstream Corp.	475,000	8.125%	8/1/13	475,000
				6,471,736
Telephone - 6.78%
Cincinnati Bell, Inc.	1,300,000	8.375%	1/15/14	1,280,286
GC Impsat Holdings I PLC - 144A	435,000	9.875%	2/15/17	334,950
GCI, Inc.	520,000	7.250%	2/15/14	481,000
Global Crossing UK Finance PLC	350,000	10.750%	12/15/14	236,250
Qwest Capital Funding, Inc.	315,000	7.000%	8/3/09	314,715
Qwest Communications International, Inc.	470,000	3.500%	11/15/25	456,210
Qwest Communications International, Inc.	285,000	7.500%	2/15/14	265,763
Syniverse Technologies, Inc.	390,000	7.750%	8/15/13	333,450
Time Warner Telecom Holdings, Inc.	475,000	9.250%	2/15/14	478,563
				4,181,187
Theaters - 0.59%
AMC Entertainment, Inc.	360,000	8.625%	8/15/12	361,800

Transportation - 2.43%
Kansas City Southern Mex	460,000	7.625%	12/1/13	379,500
Kansas City Southern Mex -144A	465,000	12.500%	4/1/16	451,050
TFM SA de CV SR NTS	730,000	9.375%	5/1/12	671,600
				1,502,150
Vitamins & Nutrition - 0.51%
NBTY, Inc.	368,000	7.125%	10/1/15	317,957

TOTAL CORPORATE BONDS
(Cost - $60,859,748)				58,654,216
		Dividend
	Shares	Rate
PREFERRED STOCK - 0.25%
Banks - 0.25%
Wells Fargo & Co.	250	7.500%+		154,500

TOTAL PREFERRED STOCK
(Cost - $155,625)				154,500

Total Investments - 95.32%
(Cost - $61,015,373)				58,808,716
Other assets less liabilities - 4.68%				2,889,785
NET ASSETS - 100.00%				$ 61,698,501
____________
+ Variable rate security. Interest rate shown is as of April 30, 2009.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham Monthly Distribution Fund

Message from the Sub-Adviser (Westchester Capital Management, Inc.)

The Fund, managed by Westchester Capital Management, Inc., (“Westchester”) outperformed its benchmark index, the CBOE S&P 500 Buy/Write Index (BXM), by nearly 600 bps in the six months ended April 30, 2009.  Sector allocation was the main driver of performance.

A large part of the outperformance was achieved by underweighting the buy/write portion of the portfolio as compared to the benchmark.  The BXM is 100 percent invested in the SPDR S&P 500 Index with short term calls written on the shares, whereas, the Fund had invested 35 to 50 percent of its portfolio in such a strategy.  Westchester went from a 50 percent weighting of the buy/write strategy at the start of November 2008 and reduced that to approximately 35 percent by the end of April 2009.  Westchester plans to scale back even more in the coming months and has a target of 20-30 percent in the buy/write strategy.  Westchester hopes to reduce risk and believes that there are better opportunities as long as the stock market declines or remains sluggish.

For the six months ended April 30, 2009, Westchester continued to weight the merger arbitrage strategy between 25 and 30 percent of the portfolio, whereby two merging companies are bought and sold simultaneously as the target company generally sells for a slight discount to the price that the combined company will have when the merger is completed.  Westchester hopes to profit from the difference and is only concerned with the likelihood that the deal will be approved and how long it will take.  The merger arbitrage portion of the portfolio added value on a relative basis, but not as much as underweighting the buy/write portion. Going forward, Westchester plans to increase the Fund’s exposure to this strategy to as much as 65 percent of the portfolio, as Westchester feels 2009 will be a banner year for mergers.

About 16 percent of the portfolio was invested in short-term investment grade corporate bonds in the last two months of 2008.  The weighting of bonds in the portfolio was increased to about 25 percent in the first quarter 2009.  This enhanced performance on both a relative and absolute basis, as one might expect when stocks decline.  There are no plans to increase or decrease the current allocation to short-term investment grade corporate bonds at this time.

Special purpose acquisition companies, or SPACs, comprised between 10 and 15 percent of the portfolio, as of April 30, 2009 from approximately 5 percent at the beginning of November.  SPACs are publicly traded buyout companies that raise money in order to pursue the acquisition of an existing company.  The money generally invested in low yielding securities until a deal is found.  Westchester seeks to buy SPACs below net asset value, then sell them for NAV once a deal is made, for what Westchester considers a low risk profit.  Investing in SPACs helped the portfolio on both a relative and absolute basis.

Westchester also maintained a relatively large cash position in the Fund, comprising 10-15 percent of the portfolio, which Westchester will invest as opportunities present themselves.

Growth of $10,000 Investment – (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Annualized Three Years Five Years	Annualized Since Inception (12/26/00)*
Class N	0.48%	N/A	N/A N/A	(5.99)%**
Class C Class A with load of 5.75% Class A without load	(0.11)% (5.17)% 0.33%	(18.80)% (22.68)% (18.18)%	(5.81)% (2.62)% (6.86)% (2.97)% (5.09)% (1.87)%	(4.16)% (4.11)% (3.46)%
CBOE S&P 500 Buy/Write Index	(6.86)%	(29.03)%	(6.94)% (0.56)%	(0.44)%

  *Kelmoore Strategy Liberty Fund, the predecessor fund to Monthly Distribution, commenced operations on December 26, 2000.

**Class N commenced operations on September 29, 2008.

The CBOE S&P 500 Buy/Write Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.13% for Class N, 3.13% for Class C and 2.38% for Class A. The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Portfolio Composition* - (Unaudited)

                Financials                                                                                   36.47%

S & P ETF                                                                                  34.95%

Utilities                                                                                         6.43%

Information Technology                                                                   5.94%

Health Care                                                                                   5.86%

                Industrials                                                                                     3.92%

Cash                                                                                           2.31%

Energy                                                                                        2.01%

Materials

                  1.18%

Corporate Bonds

                  0.93%

Total

               100.00%

*Based on total market value of investments as of April 30, 2009.

Percentages may differ from Schedule of Investments which are based on

Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Monthly Distribution Fund (Unaudited)
April 30, 2009

			Share	Market
Security			Amount	Value
COMMON STOCK - 33.32%
Building - 2.94%
Centex Corp.			160,200	$ 1,752,588

Chemicals - 1.01%
Huntsman Corp. ^			112,800	604,608

Computers - 3.51%
Sun Microsystems, Inc.^			229,000	2,097,640

Electric - 1.62%
Constellation Energy Group, Inc.^			10,300	248,024
NRG Energy, Inc.*^			40,000	719,200
				967,224
Holding Companies - Diversified - 11.52%
Alternative Asset Management Acquisition Corp.*			166,000	1,606,880
GHL Acquisition Corp.*			148,000	1,413,400
Hicks Acquisition Co I, Inc.*			84,800	805,600
Liberty Acquisition Holdings Corp.*			183,800	1,613,764
Sapphire Industrial Corp.*			150,000	1,435,500
				6,875,144
Internet - 1.95%
Yahoo!, Inc.*^			81,650	1,166,778

Oil & Gas - 2.18%
Suncor Energy, Inc.^			51,400	1,303,504

Pharmaceuticals - 6.14%
Elan Corp.*			11,400	67,374
Pfizer, Inc.			15,420	206,011
Schering Plough Corp.			75,000	1,726,500
Wyeth			39,300	1,666,320
				3,666,205
Software - 2.45%
Metavante Technologies *			62,000	1,462,580

TOTAL COMMON STOCK
(Cost - $20,103,934)				19,896,271

EXCHANGE TRADED FUNDS - 33.33%
Debt Fund - 0.87%
ishares Iboxx Investment Grade Corp. Bond			5,400	519,480

Growth - Large Cap ETFs - 32.46%
PowerShares S&P 500 BuyWrite Portfolio			66,956	1,179,765
SPDR Trust Series 1 ^			207,900	18,201,645
				19,381,410
TOTAL EXCHANGE TRADED FUNDS
(Cost $ 18,313,871)				19,900,890

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Monthly Distribution Fund (Unaudited) (Continued)
April 30, 2009

		Dividend	Share	Market
		Rate	Amount	Value
PREFERRED STOCK - 5.57%
Banks- 5.57%
Citigroup, Inc.*^		8.125%	187,300	$ 3,330,194
TOTAL PREFERRED STOCK
(Cost - 2,946,686)				3,330,194

	Principal	Interest	Maturity
Security	Amount	Rate	Date
CORPORATE BONDS - 16.26%
Diversified Financial Services- 5.49%
CIT Group, Inc.	$ 1,540,000	1.394%	6/8/09	1,484,421
HSBC Finance Corp.	1,833,000	1.162%	10/21/09	1,790,082
				3,274,503
Electric - 4.09%
Nisource Financial Corp.	1,465,000	1.231%	11/23/09	1,438,258
Westar Energy	1,000,000	7.125%	8/1/09	1,004,206
				2,442,464
Insurance - 3.33%
Genworth Financial Inc. - Cl A	2,000,000	5.231%	5/16/09	1,990,418

Machinery Farm - 3.35%
Case New Holland, Inc.	2,000,000	6.000%	6/1/09	2,000,000

TOTAL CORPORATE BONDS
(Cost - $9,639,927)				9,707,385

SCHEDULE OF PURCHASED PUT OPTIONS - 6.21%	Contracts ***
Citigroup, Inc.
Expiration June 2009, Exercise Price $5	13,687			3,325,941
Pfizer, Inc.
Expiration September 2009, Exercise Price $20	542			376,690
SPDR Trust Series I
Expiration June 2009, Exercise Price $27	31			5,657
TOTAL PURCHASED PUT OPTIONS				3,708,288
(Proceeds - $4,124,755)

Total Investments - 94.69%
(Cost - $55,129,173)				56,543,028
Other Assets Less Liabilities - 5.31%				3,169,915
NET ASSETS - 100.00%				$ 59,712,943
* Non income producing security.
+ Variable rate security. Interest rate shown is as of April 30, 2009.
^ Subject to Call Option Written.
*** Each Option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
				Market
SCHEDULE OF WRITTEN CALL OPTIONS	Contracts ***			Value
Citigroup, Inc.
Expiration June 2009, Exercise Price $5	13,687			$ 164,244
Constellation Energy Corp.
Expiration May 2009, Exercise Price $22.50	71			13,845
NRG Energy, Inc.
Expiration May 2009, Exercise Price $15	400			110,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Monthly Distribution Fund (Unaudited) (Continued)
April 30, 2009

				Market
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	Contracts ***			Value
Sun Microsystems, Inc.
Expiration Jan 2009, Exercise Price $10	94			$ 1,410
Sun Microsystems, Inc.
Expiration July 2009, Exercise Price $10	1,232			7,392
Suncor Energy, Inc
Expiration May 2009, Exercise Price $20	514			277,560
SPDR Trust Series I
Expiration May 2009, Exercise Price $87	1,040			247,520
SPDR Trust Series I
Expiration May 2009, Exercise Price $76	1,039			1,288,360
Yahoo, Inc.
Expiration May 2009, Exercise Price $12	816			189,312
TOTAL WRITTEN CALL OPTIONS				$ 2,299,643
(Proceeds - $2,209,826)

*** Each Option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SECURITIES SOLD SHORT	Share Amount			Market Value
Fidelity National Information	83,700			$ 1,494,045
Merck & Co.	43,200			1,047,168
Pulte Corp.	156,228			1,798,184
TOTAL SECURITIES SOLD SHORT				$ 4,339,397
(Proceeds -$4,498,616)

See accompanying notes to financial statements.

Dunham Appreciation & Income Fund

Message from the Sub-Adviser (Calamos Advisors, LLC)

The Appreciation & Income Fund managed by Calamos Advisors, LLC (“Calamos”), underperformed the benchmark, the Merrill Lynch Convertibles ex Mandatory Index, in the six months ended April 30, 2009.  Calamos maintained a bias toward investment grade securities, which outperformed in the final months of 2008, then lost steam in the first quarter as speculative securities outperformed.  Overall, the exposure to investment grade convertibles detracted from performance.  The portfolio’s allocation to common stock also had a negative effect.

Hedge fund de-leveraging and forced liquidations put the entire convertible universe under intense pressure in the six months ended April 30, 2009.  Convertibles continued to trade at a deep discount to historical valuations, based on metrics used by Calamos.  Calamos attributes this undervaluation to a variety of factors.  A loss of market makers, such as Lehman Brothers, led to a severe loss of liquidity in the convertible market.  Convertibles have also been hurt by increased sensitivity to their common stock counterparts.  As well, imbedded option value has declined despite an increase in market volatility.

Calamos maintained a 55 percent weight toward convertible securities, up from 46 percent in mid 2008.  Convertible issuance has come to a near standstill, however, and Calamos bought few new issues in the six months ended April 30, 2009.  Most are priced like bonds, according to Calamos.  The valuations continue to remain very attractive and high quality investment grade convertible securities across several sectors have been added to the portfolio.

The Fund maintained a large underweight to the benchmark in the financial sector, which was a positive, though relative security selection did detract somewhat. While there has been some improvement in the sector, it is felt that a continued underweight position in the sector is appropriate.

Another positive in the portfolio was strong security selection within the materials sector.  Currently, the portfolio is overweight materials by more than 2 percent with plans to increase the overweight.

Late in the fourth quarter 2008, Calamos started to focus its efforts on selecting technology stocks that improve the productivity of end users.  Calamos cited Apple, Inc. (AAPL) as an example of such a company.  The portfolio was overweight the technology sector throughout the six months ended April 30, 2009.  The Fund underperformed the benchmark in this sector.  However, the sizable overweight was an overall positive for the portfolio.

Going forward, Calamos plans to increase exposure to energy, materials and consumer staples.  It recently added to a position in Costco Wholesale Corp. (COST), a discount variety store chain that provides a wide variety of merchandise in no-frills, self service warehouse facilities.  Calamos also plans to increase the Fund’s exposure to cyclical stocks that tend to rise first when coming out of a recession.  As well, Calamos will try to identify companies that are not dependent on debt.

Growth of $10,000 Investment – (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	8.82%	(23.71)%	(5.57)%	(1.13)%
Class C Class A with load of 5.75% Class A without load	8.33% 2.48% 8.73%	(24.57)% (28.35)% (23.98)%	(6.52)% N/A N/A	(2.11)% (10.53)%* (8.23)%*
ML Conv. ex Mandatory Index	10.73%	(24.45)%	(5.92)%	(2.50)%

*Class A commenced operations on January 3, 2007.

The Merrill Lynch Convertibles ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.90% for Class N, 2.90% for Class C and 2.15% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Portfolio Composition* - (Unaudited)

Common Stock

45.76%

Convertible Bonds

39.79%

Preferred Stock

13.29%

                Cash Equivalents

      1.16%

Total

   100.00%

*Based on total market value of investments as of April 30, 2009.  Percentages may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited)
April 30, 2009

				Market
Security			Shares	Value
COMMON STOCK - 45.67%
Aerospace / Defense - 0.61%
United Technologies Corp.			3,045	$ 148,718

Apparel - 2.23%
Nike, Inc. - Class B			10,350	543,065

Beverages - 2.74%
Coca-Cola Co.			8,840	380,562
PepsiCo, Inc.			5,800	288,608
				669,170
Commericial Services - 2.87%
Accenture Ltd.			12,475	367,139
Apollo Group, Inc. - Cl. A*			5,300	333,635
				700,774
Computers - 0.99%
Dell, Inc.*			20,800	241,696

Diversified Financial Services - 2.31%
BlackRock, Inc.*			1,000	146,520
Janus Capital Group, Inc.			7,800	78,234
Vale Capital Ltd.*			9,500	339,150
				563,904
Diversified Manufacturing - 1.18%
Honeywell International, Inc.			9,195	286,976

Electrical Components / Equipment - 1.20%
Emerson Electric Company			8,625	293,595

Healthcare Products - 2.75%
Alcon, Inc.			1,310	120,533
Johnson & Johnson			8,050	421,498
Stryker Corp.			3,300	127,743
				669,774
Internet - 2.92%
Amazon.com, Inc.*			5,432	437,385
Ebay, Inc.*			16,700	275,049
				712,434
Investment Services - 1.31%
T. Rowe Price Group, Inc.			8,300	319,716

Metal Fabricate / Hardware - 0.74%
Precision Castparts Corp.			2,400	179,664

Oil & Gas - 7.37%
Cameron International Corp.*			6,165	157,701
Ensco International, Inc.			11,765	332,714
Halliburton Co.			11,715	236,877
Noble Corp.			12,300	336,159
Pride International, Inc.*			12,205	277,054
Smith International, Inc.			5,400	139,590

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
April 30, 2009

				Market
Security			Shares	Value
Oil & Gas - 7.37% - (Continued)
Transocean Ltd.*			4,700	$ 317,156
				1,797,251
Pharmaceuticals - 1.26%
Novo Nordisk - ADR			6,450	306,439

Retail - 1.13%
Costco Wholesale Corp.			5,660	275,076

Semiconductors- 0.63%
Intel Corp.			9,700	153,066

Software - 6.72%
Infosys Technologies Ltd. - ADR*			7,690	236,929
Intuit, Inc.*			16,625	384,536
Microsoft Corp.			21,950	444,707
Oracle Corp.			29,550	571,497
				1,637,669
Telecommunications - 5.21%
America Movil			5,365	176,240
Cisco Systems, Inc.*			25,125	485,415
Nokia Corp. - ADR			16,800	237,552
QUALCOMM, Inc.			8,800	372,416
				1,271,623
Toys - 1.50%
Nintendo Co., Ltd - ADR			10,885	366,280

TOTAL COMMON STOCK
(Cost - $13,972,125)				11,136,890

Security	Shares	Rate
PREFERRED STOCK - 13.26%
Agriculture - 3.83%
Archer - Daniels - Midland Co.	18,000	6.250%		602,640
Bunge Ltd.	700	5.125%		330,750
				933,390
Banks - 2.28
Bank of America Corp. Convertible	965	7.250%		556,805

Finance-Investment Banking - 2.49%
Citigroup, Inc	19,200	6.500%		606,144

Mining - 1.40%
Freeport-McMoran Copper & Gold Convertible	5,075	6.750%		341,294

Insurance - 0.08%
American International Group, Inc.	4,000	8.500%		20,440

Pharmaceuticals - 3.18%
Mylan, Inc.	470	6.500%		400,440
Schering Plough Corp. Convertible	1,775	6.000%		374,951
				775,391
TOTAL PREFERRED STOCK
(Cost - $4,219,882)				3,233,464

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
CONVERTIBLE BONDS - 39.70%
Biotechnology - 2.12%
Amgen, Inc.	$ 570,000	0.375%	2/1/2013	$ 517,987

Computers - 5.82%
EMC Corp.	845,000	1.750%	12/1/2013	864,785
NetApp, Inc. - 144A	620,000	1.750%	6/1/2013	554,125
				1,418,910
Diversified Financial Services - 0.99%
Affiliated Managers Group, Inc. - 144A	300,000	3.950%	8/15/2038	240,375

Electrical Components & Equipments - 1.14%
Suntech Power Holding Co. Ltd.	80,000	0.250%	2/15/2012	72,100
Suntech Power Holding Co. Ltd.	345,000	3.000%	3/15/2013	206,569
				278,669
Healthcare Services / Products - 1.85%
Kinetic Concepts, Inc. - 144A	600,000	3.250%	4/15/2015	450,750

Holding Companies - Diversified - 0.95%
Leucadia National Corp.	210,000	3.750%	4/15/2014	232,050

Internet - 4.03%
Symantec Corp.	801,000	1.000%	6/15/2013	865,080
Verisign, Inc.	160,000	3.250%	8/15/2037	116,800
				981,880
Machinery - 0.97%
AGCO Corp.	277,000	1.250%	12/15/2036	237,181

Mining - 3.20%
Newmont Mining Corp.	230,000	1.250%	7/15/2014	261,353
Newmont Mining Corp.	400,000	1.625%	7/15/2017	435,067
Newmont Mining Corp.	70,000	3.000%	2/15/2012	83,980
				780,400
Miscellaneous Manufacturing - 1.91%
Danaher Corp.	450,000	0.000%	1/22/2021	410,938
Ingersoll-Rand	40,000	4.250%	4/15/2012	56,100
				467,038
Oil & Gas - 3.22%
Cameron International Corp.	130,000	2.500%	6/15/2026	143,553
Chesapeake Energy Corp.	50,000	2.500%	5/15/2037	36,437
Chesapeake Energy Corp.	365,000	2.500%	5/15/2037	265,224
Chesapeake Energy Corp.	150,000	2.750%	11/15/2035	128,463
Sesi, LLC.	256,000	1.500%+	12/15/2026	210,240
				783,917
Pharmaceuticals - 5.99%
Gilead Sciences, Inc.	470,000	0.625%	5/1/2013	613,493
Teva Pharmaceutical Finance	295,000	0.250%	2/1/2026	309,381
Teva Pharmaceutical Finance	490,000	1.750%	2/1/2026	537,104
				1,459,978

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
April 30, 2009

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
Retail - 1.47%
Best Buy, Inc.	$ 360,000	2.250%	1/15/2022	$ 359,550

Semiconductor - 3.78%
Intel Corp.	510,000	2.950%	12/15/2035	438,552
ON Semiconductor Corp.	592,000	2.625%	12/15/2026	483,960
				922,512
Telecommunications - 2.26%
Nuance Communications, Inc.	610,000	2.750%	8/15/2027	552,050

TOTAL CONVERTIBLE BONDS
(Cost - $9,923,374)				9,683,247

Total Investments - 98.63%
(Cost - $28,115,381)				24,053,601
Other assets less liabilities - 1.37%				334,277
NET ASSETS - 100.00%				$ 24,387,878

*Non-income producing security
+Variable rate security. Interest rate shown is as of April 30, 2009
ADR - American Depository Receipt

See accompanying notes to financial statements.

Dunham Large Cap Value Fund

Message from the Sub-Adviser (C.S. McKee, L.P.)

Large cap growth stocks outperformed large cap value stocks by a wide margin in the six months ended April 30, 2009, beating large value stocks by approximately 12 percent.  The Large Cap Value Fund, managed by C.S. McKee, L.P. (“McKee”) handily beat its benchmark index, the Russell 1000 Value Index, by more than 4 percent.  McKee cited stock selection as the main driver of performance.

An overweight in the energy sector hurt relative performance in the last two months of 2008, though stock selection was a negatively contributing factor, as well.  Not owning Exxon Mobil Corp. (XOM) hurt performance, as this stock comprises 8 percent of the Russell 1000 Value Index.  While most energy stocks were down in the last two months of 2008, XOM was actually up more than 8 percent.  This development turned around in the first four months of 2009, with the energy sector having an overall positive effect on the portfolio for the six months ended April 30, 2009.  Superior stock selection led McKee to outperform the benchmark by a wide margin in this sector for the period.  As well, McKee overweighted the sector by more than 2 percent, allocating nearly 22 percent of the portfolio to energy.  McKee believes there is still plenty of value to be found in the sector and will continue to overweight it in the Fund.

Exposure to the materials sector also added to performance.  Though McKee had a weight equal to the benchmark in the sector, the portfolio outperformed the benchmark by a very wide margin.  There are no current plans to change the sector weighting.

McKee continued to underweight financials by nearly 6 percent, with the portfolio at 14 percent and the benchmark allocating nearly 20 percent to the financial sector.  McKee feels comfortable with the portfolio holdings in the financial sector, though the portfolio did underperform the benchmark.  The loss was mostly negated, however, by the large underweight to the index.  The underweight will continue until there is more visibility in the sector.

An overweight in industrials detracted from performance somewhat, as the sector performed poorly.  Stock selection had an overall positive effect on the portfolio, however,  McKee outperformed by a wide margin. Superior stock selection offset the negative effect of the sector overweight.  McKee still believes industrials to be undervalued and will continue to overweight the sector.

McKee is also overweight the technology sector in the Fund, which comprises only about 3 percent of the index.  Although the sector performed well, poor security selection had an overall negative effect on the portfolio in the six months ended April 30, 2009.

Going forward, McKee will continue to look for opportunities as they come along.  Higher than usual market volatility is expected to continue and McKee will attempt to find values when it is felt that the stock market or an individual stock is extremely underpriced.  There are no significant changes planned for the portfolio in the immediate future.

Growth of $10,000 Investment – (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(8.52)%	(37.81)%	(12.48)%	(4.98)%
Class C Class A with load of 5.75% Class A without load	(9.08)% (13.92)% (8.69)%	(38.48)% (41.54)% (38.00)%	(13.37)% N/A N/A	(5.93)% (20.45)%* (18.40)%*
Russell 1000 Value Index	(13.27)%	(39.21)%	(13.21)%	(5.51)%

*Class A commenced operations on January 3, 2007.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.85% for Class N, 2.85% for Class C and 2.10% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any.   The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

                  Portfolio Composition* - (Unaudited)

Energy

 21.58%

Financial

 14.26%

Industrial.

 14.12%

Health Care.

 12.00%

Information Technology.

   9.25%

Consumer Staples.

   8.37%

                Consumer Discretionary.

       7.91%

                Utilities

       5.14%

                Materials

       4.46%

                Telecommunication Services

       2.91%

                Total

   100.00%

*Based on total market value of investments as of April 30, 2009. Percentages may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.24%			Medical - 4.21%
Aerospace & Defense - 4.01%			Laboratory Corp. of America Holdings*	8,902	$ 571,063
Honeywell International, Inc.	20,872	$ 651,415	Pfizer, Inc.	21,899	292,571
United Technologies Corp.	14,016	684,541	Quest Diagnostics, Inc.	10,500	538,965
		1,335,956			1,402,599
Air Courier - 0.62%			Metals - 1.12%
Fedex Corp.	3,708	207,500	Alcoa, Inc.	41,040	372,233

Banks - 11.88%			Mining - 3.26%
Bank of America Corp.	91,828	820,024	Freeport-McMoran Copper & Gold, Inc.	25,500	1,087,575
Bank of New York Mellon Corp.	44,200	1,126,216
JPMorgan Chase & Co.	26,202	864,666	Oil - 21.20%
SunTrust Banks, Inc.	33,014	476,722	Apache Corp.	22,632	1,648,967
U.S. Bancorp	36,907	672,445	Chevron Corp.	23,400	1,546,740
		3,960,073	ConocoPhillips	32,296	1,324,136
Computers - 1.37%			Marathon Oil Corp.	47,274	1,404,038
Dell, Inc.*	39,200	455,504	Transocean, Ltd. *	16,900	1,140,412
					7,064,293
Conglomerates - 9.29%			Pharmaceuticals - 4.12%
Dover Corp.	22,100	680,238	AmerisourceBergen Corp.	17,400	585,336
Emerson Electric Co.	20,152	685,974	Watson Pharmaceuticals, Inc.*	25,500	788,970
Fortune Brands, Inc.	19,367	761,317			1,374,306
General Electric Co.	76,627	969,332	Railroads - 3.14%
		3,096,861	Burlington Northern Santa Fe Corp.	15,500	1,045,940
Cosmetics/Personal Care - 3.96%
Procter & Gamble Co.	26,700	1,320,048	Retail-Apparel - 2.03%
			Nike, Inc. Cl. B	12,900	676,863
Electric Utilities - 5.05%
FPL Group, Inc.	8,436	453,772	Retail-Auto Parts - 1.77%
Public Service Enterprise Group, Inc.	41,200	1,229,408	Autozone, Inc.*	3,536	588,355
		1,683,180
Healthcare-Services - 3.46%			Retail-Consumer Electronics - 1.69%
Covance, Inc. *	11,700	459,576	Best Buy, Inc.	14,700	564,186
Humana, Inc *	24,100	693,598
		1,153,174	Semiconductors - 3.70%
Industrial Equipment - 1.15%			Intel Corp.	78,228	1,234,438
Ingersoll-Rand Co.- Cl. A	17,580	382,717
			Software - 1.96%
Insurance - 2.13%			Microsoft Corp.	32,200	652,372
Allstate Corp.	30,432	709,979
			Telephone-Integrated - 2.86%
			AT&T, Inc.	37,245	954,217

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Tobacco - 4.26%			Total Investments - 98.24%
Altria Group, Inc.	58,595	$ 956,856	(Cost - $39,148,386)		$ 32,742,404
Philip Morris International, Inc.	12,795	463,179	Other assets less liabilities - 1.76%		587,131
		1,420,035	NET ASSETS - 100.00%		$ 33,329,535

TOTAL COMMON STOCK
(Cost - $39,148,386)		$ 32,742,404

*Non-income producing security.

See accompanying notes to financial statements.

Dunham Real Estate Stock Fund

Message from the Sub-Adviser (Ten Asset Management, Inc.)

Real estate stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, lost more than 18.5 percent of their value from November 1, 2008 through April 30, 2009. Real estate stocks lost 46.8 percent through the beginning of March, then rebounded 53 percent through the end of April. This decline was led by retail REITs, which include regional malls, factory outlets and strip centers. Retail REITs fell nearly 60 percent from the beginning of October to the real estate stock low in March. Retail REITs then rebounded close to 48 percent from the low in March to the end of April. Healthcare REITs showed some buoyancy over the same time periods, as those stocks declined 40.5 percent through the low and then rebounded 18.5 percent through the end of April.

The portfolio benefited from its overweight to specialized REITs, which include healthcare, hotels and self storage. Of the top ten performers in the portfolio over the six months ended April 30, 2009, three of those were healthcare REITs and four were office REITs. In the portfolio, healthcare REITs had a large rebound since the low in March, as names such as National Health Investors, Inc. (NHI) rose more than 25 percent. Overall, NHI was down 6.1 percent for the six month period.

The significant overweight to diversified REITs had the opposite effect as they underperformed the index by almost 16 percent. In addition, three out of the worst 10 performers for the portfolio were diversified REITs. One of the poorest performers was One Liberty Properties, Inc. (OLP), which declined over 62.5 percent since November 1, 2008.

An overweight to industrial REITs negatively impacted portfolio performance as industrial REITs declined close to 26 percent over the same six month period. However, a large overweight to office REITs had mixed results for the portfolio. On an industry-group level, the overweight has negatively impacted performance, since office REITs underperformed the index by over 10 percent, but strong stock selection produced an overall positive return from office REITs, adding significantly to portfolio performance. Names such as Corporate Office Property Trust (OFC) outperformed the index by more than 19.5 percent and the office REIT group by more than 6 percent.

Ten Asset Management, Inc. continues to diversify the portfolio across an array of industry groups, participating in groups that it believes will trend well in a recovering REIT environment, while continuing to monitor the downside risk of the overall portfolio.

Growth of $10,000 Investment – (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(19.54)%	(46.82)%	(18.97)%	(8.87)%
Class C Class A with load of 5.75% Class A without load	(20.05)%(24.26)% (19.61)%	(47.41)% (49.99)% (46.95)%	(19.81)% N/A N/A	(9.79)% (30.81)%* (29.02)%*
DJ Wilshire Real Estate Index	(22.07)%	(51.13)%	(18.95)%	(8.27)%

*Class A commenced operations on January 3, 2007.

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index which provides a broad measure of the performance of publicly traded real estate securities.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.85% for Class N, 2.85% for Class C and 2.10% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

                    Portfolio Composition* - (Unaudited)

Office Property

15.43%

Exchange Traded Funds

15.42%

Healthcare

13.55%

Diversified

12.03%

Hotels

  8.85%

                Apartments

  7.90%

                Shopping Centers

  7.86%

Regional Malls...

  6.67%

Warehouses                                                                     5.14%

Storage

  4.77%

Manufactured Homes                                                         2.38%

Total

   100.00%

*Based on total market value of investments as of April 30, 2009.

  Percentages may differ from Schedule of Investments which are based on

  Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Real Estate Stock Fund (Unaudited)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.65%			Boston Properties, Inc.	4,294	$ 212,209
Real Estate Sector Fund - 14.60%			Brandywine Realty Trust	18,200	112,658
SPDR Dow Jones REIT ETF	36,000	$ 1,250,640	Corporate Office Properties Trust SBI MD	6,500	198,640
			Douglas Emmett, Inc.	2,400	22,968
REITs - Apartments - 7.48%			Franklin Street Properties, Inc.	4,100	54,735
Apartment Investment & Management Co.	5,752	41,990	Highwoods Properties, Inc.	8,200	196,718
Avalonbay Communities, Inc.	2,140	121,573	HRPT Properties Trust	30,500	131,455
Camden Property Trust	6,500	176,345	Mack-Cali Realty Corp.	6,500	174,590
Education Realty Trust, Inc.	12,000	56,280			1,251,162
Equity Residential	10,700	244,923	REITs - Regional Malls - 6.31%
		641,111	Simon Property Group, Inc.	10,477	540,613
REITs - Diversified - 11.39%
Digital Realty Trust, Inc.	5,800	208,858	REITs - Shopping Centers - 7.44%
Duke Realty Corp.	4,400	42,988	Equity One, Inc.	7,300	108,624
Liberty Property Trust	9,700	236,098	Federal Realty Investment Trust	2,600	143,520
One Liberty Properties, Inc.	9,215	37,597	Inland Real Estate Corp.	11,200	98,336
Vornado Realty Trust	8,094	395,716	Kimco Realty Corp.	16,381	196,900
Winthrop Realty Trust	6,180	54,384	Regency Centers Corp.	500	18,725
		975,641	Tanger Factory Outlet Centers	600	19,992
REITs - Health Care - 12.82%			Weingarten Realty Investors	3,300	51,282
HCP, Inc.	18,900	414,855			637,379
Health Care, Inc.	3,900	132,873	REITs - Storage - 4.51%
National Health Investors, Inc.	2,900	77,778	Public Storage, Inc.	5,782	386,585
Nationwide Health Properties	2,000	49,380
Omega Healthcare Investors, Inc.	6,000	94,320	REITs - Warehouse - 4.87%
Ventas, Inc.	11,500	329,360	AMB Property Corp.	10,500	200,445
		1,098,566	DCT Industrial Trust, Inc.	16,200	71,604
REITs - Hotels - 8.38%			First Potomac Realty Trust, Inc.	10,600	103,774
DiamondRock Hospitality Co.	26,100	169,389	ProLogis	4,500	40,995
Hersha Hospitality Trust	12,600	45,990			416,818
Hospitality Properties Trust	12,300	150,552	TOTAL COMMON STOCK
Host Hotels & Resorts, Inc.	45,768	351,956	(Cost - $9,095,484)		8,109,090
		717,887
REITs - Manufactured Homes - 2.25%
Equity Lifestyle Properties, Inc.	2,900	115,043	Total Investments - 94.65%
Sun Communities, Inc.	5,300	77,645	(Cost - $9,095,484)		8,109,090
		192,688	Other Assets less liabilities - 5.35%		458,803
REITs - Office Property - 14.60%			NET ASSETS - 100.00%		$ 8,567,803
BioMed Realty Trust, Inc.	12,900	147,189

REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate shown is as of April 30, 2009.

See accompanying notes to financial statements.

Dunham International Stock Fund

Message from the Sub-Adviser (Arrowstreet Capital, L.P.)

International markets, as measured by the MSCI AC World ex. U.S. Index, were down just over 1 percent over the last six months ended April 30, 2009.  The emerging market countries helped the performance of international stocks as the MSCI Emerging Markets Index was up over 10 percent over this same time frame.  International investors achieved more than 260 bps. in excess return over U.S.-based investors over the last six months ended April 30, 2009.

Among developed countries, Norway was the best performer in local currency terms over the first four months of 2009.  The country’s performance was virtually flat over this period.  Norwegian financials were the best performer, up 12 percent during the first three months of 2009.  The worst performing developed country was Finland, whose MSCI Finland Index declined by more than 17 percent in the month of February after an 8 percent drop in January.

At the sector level, financial stocks continued their decline and underperformed over the last six months.  Many large financial institutions were forced to turn to their respective governments in dire need of capital injections and support.  The sector bounced back sharply across the globe in March after some favorable news, highlighted by the U.S. and other national governments increasing their efforts to stabilize banks.

The best performing sector in the international markets arena over the last six months was the information technology sector.  Leading the way were Ericsson LM (ERICB), a wireless network company based in Sweden, and Check Point Software Technology Ltd. (CHKP), a software and hardware provider located in the U.S., which had a strong last six months, up 29.8 percent and 14.6 percent, respectively.

Arrowstreet Capital,L.P. (“Arrowstreet”) continues to see an increased level of mispricing across the market, and as a result, is taking larger positions and more aggressive plays in the market.  The market has been bidding up stocks with stable earnings making it more difficult to find these mispriced stocks, but Arrowstreet will continue to capture value based upon positions influenced by both bottom-up characteristics as well as country and sector characteristics.

Growth of $10,000 Investment – (Unaudited)

International Stock - Class N
International Stock - Class C
MSCI ACW ex US Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$10,263
$8,807
$8,441
12/10/2004
4/30/2005
10/31/2005
4/30/2006
10/31/2006
4/30/2007
10/31/2007
4/30/2008
10/31/2008
4/30/2009

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	4.21%	(38.56)%	(13.96)%	(2.85)%
Class C Class A with load of 5.75% Class A without load	3.71% (1.93)% 4.03%	(39.14)% (42.21)% (38.71)%	(14.81)% N/A N/A	(3.79)% (21.48)%* (19.46)%*
MSCI ACW ex US Index	1.31%	(42.32)%	(10.44)%	0.59%

*Class A commenced operations on January 3, 2007

The MSCI All Country World ex US Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.73% for Class N, 2.73% for Class C and 1.98% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distribution.  For performance information current to the most recent month-end, please call 1-800-442-4358.

                  Portfolio Composition* - (Unaudited)

Country

Japan.

 22.59%

Other

 21.64%

United Kingdom

     19.22%

France

   8.24%

Sweden

   6.82%

Netherlands

   6.41%

Canada

   4.36%

                Hong Kong

   3.87%

South Africa

   3.78%

Germany

   3.07%

Total

   100.00%

*Based on total market value of investments as of April 30, 2009.

Percentages may differ from Schedule of Investments which are based on

Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 99.43%			Chemicals - 1.62%
Advertising - 0.30%			Israel Chemicals, Ltd.	4,594	$ 37,913
Groupe Aeroplan, Inc.	15,300	$ 96,583	Kingboard Chemical Holdings, Ltd.	79,500	192,716
			Koninklijke DSM NV	5,151	159,985
Aerospace - 0.19%			Methanex Corp.	400	4,639
BAE Systems PLC	3,184	16,788	Nan Ya Plastics Corp.	19,000	25,139
Rolls Royce Group PLC *	8,576	42,617	Nissan Chemical Industries Ltd.	4,000	33,441
		59,405	Nova Chemical Corp.	10,900	63,395
Agriculture - 0.72%					517,228
Golden Agri-Resources, Ltd.	708,240	175,157	Coal - 0.38%
Swedish Match AB	3,800	54,158	Yanzhou Coal Mining Co., Ltd.	128,000	120,730
		229,315
Airlines - 1.31%			Commercial Banks - 4.97%
Air France-KLM	20,650	229,618	ABSA Group Ltd	10,007	115,289
British Airways PLC	86,282	186,765	Akbank TAS	53,434	207,317
		416,383	Allied Irish Banks PLC	45,725	54,415
Auto Manufacturers - 5.84%			Anglo Irish Bank Corp PLC	17,904	-
Bayerische Motoren Werke AS	3,295	113,993	Commerzbank AG	33,200	222,346
Bayerische Motoren Werke AS	4,195	89,079	Dexia SA	8,842	42,949
Daihatsu Motor Co., Ltd.	3,000	27,182	First Rand Ltd.	76,275	116,389
Fiat SpA *	1,715	16,792	Fortis *	74,596	183,643
Fuji Heavy Industries, Ltd.	44,000	177,613	Governor & Co. of the Bank of Ireland	53,280	53,190
Hino Motors, Ltd.	27,000	77,847	KBC Groep NV *	4,685	103,139
Honda Motor Co., Ltd.	2,200	64,629	Lloyds TSB Group PLC	12,516	20,335
Isuzu Motors, Ltd.	142,000	237,621	Natixis	18,274	41,438
Mazda Motor Corp.	99,000	247,121	Nedbank Group	2,020	20,581
Nissan Motor Co., Ltd.	14,800	77,433	Nordea Bank AB	11,274	83,754
PEUGEOT SA	12,312	284,747	Resona Holdings, Inc.	2,200	29,632
Renault SA	8,801	282,628	SNS Reaal	5,053	28,486
Suzuki Motor Corp.	800	15,125	Standard Bank Group Ltd.	19,027	183,653
Toyota Motor Corp.	2,600	103,151	Swedbank AB *	5,899	33,177
Volvo AB	7,077	46,293	Toronto-Dominion Bank	700	27,933
		1,861,254	Turkiye-Halk Bankasi AS	5,082	17,860
Auto Parts & Equipment - 5.61%					1,585,526
Aisin Seiki Co., Ltd.	11,700	240,850	Commercial Services - 0.14%
Denso Corp.	11,500	272,496	Northgate PLC	20,510	44,144
Exedy Corp.	7,500	139,844
GKN PLC	57,541	101,335	Computers - 2.49%
JTEKT Corp.	14,500	140,188	CGI Group *	8,400	75,155
Magna International, Inc.	2,100	72,327	Computershare Ltd.	2,986	20,011
NHK Spring Ltd.	23,000	106,575	Fujitsu, Ltd.	51,000	219,004
NOK Corp.	3,900	45,507	Research In Motion, Ltd. *	6,100	424,140
Stanley Electric Co., Ltd.	8,200	116,725	TDK Corp.	1,200	54,857
Tokai Rika Co., Ltd.	3,600	47,403			793,167
Toyoda Gosei Co., Ltd.	4,500	88,726	Distribution/Wholesale - 0.76%
Toyota Boshoku Corp.	8,000	101,683	Inchcape Plc	21,374	5,045
Toyota Industries Corp.	1,800	48,081	ITOCHU Corp.	8,000	42,999
Valeo SA	12,961	267,485	Sojitz Corp.	22,300	34,642
		1,789,225	Toyota Tsusho Corp.	9,100	107,725
Building Materials - 0.73%			Wolseley PLC *	2,820	50,536
Fletcher Building, Ltd.	40,277	152,983			240,947
James Hardie Industries NV	16,766	56,661
Panasonic Electric Works Co. Ltd.	3,000	24,469
		234,113

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Diversified Financial Services- 1.18%			Food (Continued)- 2.23%
Aiful Corp.	26,300	$ 52,094	Tiger Brands Ltd.	7,153	$ 111,005
Babcock & Brown Ltd. *	35,609	10,988	Yamazaki Baking Co. Ltd.	5,000	51,371
Daiwa Securities Group, Inc.	19,000	99,776			710,494
Irish Life & Permanent PLC	4,720	11,946	Forest Products & Paper - 0.49%
Power Corp of Canada	1,200	22,877	Lee & Man Paper Manufacturing, Ltd.	157,600	116,808
Promise Co. Ltd.	3,500	46,359	Mondi PLC	15,145	39,228
Takefuji Corp.	24,240	130,609			156,036
		374,649	Healthcare-Products - .30%
Electric - 2.22%			Aspen Pharmacare Holdings Ltd. *	7,812	39,600
Centrais Eletricas Brasileiras SA	12,700	169,696	Nihon Kohden Corp.	2,300	25,269
CLP Holdings Ltd.	14,000	94,475	Nobel Biocare Holding AG	1,531	31,277
Contact Energy Ltd.	2,129	6,898			96,146
Eletropaulo Metropolitana Eletricidade de			Healthcare-Services - 0.28%
Sao Paulo SA	10,100	132,953	MDS, Inc.*	5,700	33,775
HongKong Electric Holdings	25,000	147,586	Netcare Ltd.	49,948	54,719
National Grid PLC	18,756	156,092			88,494
		707,700
Electrical Equipment - 1.38%			Holdings Companies - Diversified - 1.31%
Brother Industries, Ltd.	7,800	63,549	Drax Group PLC	13,058	99,092
Casio Computer Co., Ltd.	17,400	133,645	Imperial Holdings Ltd.	4,959	31,739
Fuji Electric Holdings Co. Ltd.	23,000	39,649	Keppel Corp. Ltd.	18,000	72,022
Furukawa Electric Co. Ltd.	9,000	26,999	KOC Holdings AS *	57,890	106,127
Hitachi Ltd.	50,000	175,133	Noble Group Ltd.	87,000	75,540
		438,975	Tekfen Holdings AS	8,514	18,407
Electronics - 2.79%			Wendel	430	15,793
Alps Electric Co., Ltd.	17,100	91,666			418,720
AU Optronics Corp.	15,000	15,958	Home Builders - 0.46%
Laird PLC	26,230	60,070	Taylor Wimpey PLC	223,743	147,923
LG Display Co. Ltd.	3,490	85,648
Mitsumi Electric Co. Ltd.	12,800	213,100	Home Furnishings - 1.23%
NEC Corp.	111,000	369,921	Arcelik	22,119	37,269
Toshiba Corp.	7,000	24,078	Electrolux AB *	26,101	293,728
Yokogawa Electric Corp.	5,500	28,451	Sony Corp.	1,300	33,860
		888,892	Steinhoff International Holdings Ltd.	23,171	27,742
Engineering & Construction - 0.18%					392,599
Aveng, Ltd.	4,672	17,849	Home Products - 0.21%
JGC Corp.	2,000	26,287	Husqvarna AB *	13,935	68,422
Koninklijke Boskalis Westminster NV	580	13,544
		57,680	Insurance - 2.90%
Entertainment - 0.31%			Aegon NV	22,431	112,990
Ladbrokes PLC	28,806	99,458	Amlin PLC	94,098	499,139
			AXA Asia Pacific Holdings Ltd.	4,538	12,986
Food - 2.23%			ING Groep NV	17,425	159,073
BIM Birlesik Magazalar AS	468	12,840	PICC Property & Casualty Co. Ltd. *	16,000	9,031
Casino Guichard Perrachon SA	603	33,024	Swiss Life Holdings AG *	498	38,609
Compass Group PLC	3,106	14,805	Zurich Financial Services AG	431	91,414
Delhaize Group	2,154	145,496			923,242
Empire Co. Ltd.	1,300	54,468	Internet - .23%
J Sainsbury PLC	1,523	7,387	LG Dacom Corp.	3,230	49,488
Koninklijke Ahold NV	15,022	164,832	Tencent Holdings Ltd.	2,800	24,748
Metro, Inc.	2,100	65,133			74,236
Nisshin Seifun Group, Inc.	1,500	15,481
Shoprite Holdings Ltd.	5,790	34,652

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Investment Companies - 0.61%			Mining (Continued) - 6.69%
Cheung Kong Infrastructure Holdings, Ltd.	30,000	$ 115,724	Kazakhmys PLC	29,394	$ 228,954
Israel Corp., Ltd.	30	12,674	KGHM Polska Miedz SA	17,342	304,823
KBC Ancora	1,399	21,032	Korea Zinc Co. Ltd.	140	15,134
Man Group PLC	12,133	44,965	Lonmin Plc	3,412	71,815
		194,395	Lundin Mining Corp.*	8,600	16,069
Iron/Steel - 1.89%			Mitsubishu Materials Corp.	31,000	89,948
ArcelorMittal South Africa Ltd.	2,955	27,513	MMC Norilsk Nickel - ADR	20,840	171,930
BlueScope Steel Ltd.	33,904	57,983	Mongolia Energy Co., Ltd. *	558,000	158,849
Kobe Steel, Ltd.	24,000	39,559	Rteck Resources Ltd.	9,900	104,741
Kumba Iron Ore Ltd.	2,618	49,870	Vendata Resources PLC	6,499	101,826
Mechel - ADR	9,200	48,944	Xstrata PLC	2,819	24,914
Novolipetsk Steel OJSC - GDR	1,949	29,820			2,131,175
Salzgitter AG	1,977	139,692	Miscellaneous Manufacturing - 1.15%
Severstal GDR	2,647	10,323	Alfa Laval AB	10,505	92,936
Shougang Concord International			IMI Plc	9,846	51,635
Enterprises Co., Ltd.	646,000	71,634	Konica Minolta Holdings, Inc.	22,500	186,306
Ssab Svenskt Stal AB	6,213	55,647	Nikon Corp.	1,000	13,285
Yamato Kogyo Co., Ltd.	3,200	72,858	Sulzer AG	435	23,692
		603,843			367,854
Leisure Time - 0.65%			Office/Business Equipment - 0.57%
Thomas Cook Group PLC	5,005	19,389	Canon, Inc. - ADR	2,993	90,418
TUI AG	13,130	143,020	Seiko Epson Corp.	6,400	90,605
TUI Travel PLC	12,301	45,972			181,023
		208,381	Oil Comp-Exploration & Production - 1.10%
Lodging - 0.25%			Addax Petroleum Corp.* - 144A	2,700	-
Intercontinental Hotels Group PLC	2,009	19,089	Dragon Oil PLC *	76,915	292,529
Kangwon Land, Inc.	4,860	59,093	Gazprom OAO - ADR	3,162	56,537
		78,182			349,066
Machinery-Diversified - 0.33%			Oil Comp-Integrated - 6.42%
OC Oerlikon Corp. AG *	712	40,753	BG Group PLC	1,451	23,229
OKUMA Corp.	9,000	39,691	BP PLC	100,052	708,574
Sumitomo Heavy Industries, Ltd.	6,000	25,011	Lukoil - ADR	38	1,677
		105,455	Royal Dutch Shell PLC - Cl A	17,960	414,437
Media - 0.84%			Royal Dutch Shell PLC - Cl B	38,782	879,681
Daily Mail & General Trust	6,486	31,591	Sasol Ltd.	672	20,213
Gestevision Telecinco SA	6,288	59,372			2,047,811
ITV PLC	5,461	2,588	Oil Refining & Marketing - 2.30%
Modern Times Group AB	2,964	80,084	Caltex Australia, Ltd.	8,694	62,760
ProSiebenSat.1 Media AG	12,044	34,244	DCC PLC	15,859	287,156
Thomas Reuters PLC	1,449	37,311	Nippon Mining Holdings, Inc.	53,000	241,228
United Business Media Ltd.	3,420	23,212	Tupras Turkiye Petrol Rafine	14,255	143,477
		268,402			734,621
Mining - 6.69%			Oil & Gas Services - 0.50%
Anglo American PLC	3,846	82,953	Cia Generale de Geophysique-Veritas	1,795	25,972
BHP Billiton Ltd.	2,200	53,728	Technip SA *	3,104	133,550
BHP Billiton PLC	9,430	196,182			159,522
Boliden AB	46,500	291,872
Eurasian Natural Resources Corp.	12,164	106,184
Gold Fields Ltd.	2,965	30,808
Goldcorp, Inc.	400	11,063
Grupo Mexico SAB de CV	89,953	69,382

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Pharmaceuticals - 12.48%			Semiconductors - 2.46%
Astellas Pharma, Inc.	10,600	$ 345,504	ASM Pacific Technology, Ltd.	6,700	$ 29,955
AstraZeneca PLC	24,635	864,400	Infineon Technologies AG *	79,874	207,923
Biovail Corp.	25,100	276,542	NEC Electronicd Corp. *	2,800	29,587
GlaxoSmithKline PLC - ADR	25,451	782,873	Rohm Co. Ltd.	1,100	67,623
Mitsubishi Tanabe Pharma Corp.	9,000	86,111	Shinko Electric Industries Co. Ltd.	5,400	53,373
Ono Pharmaceutical Co., Ltd.	300	12,758	STMicroelectronics NV	3,129	20,653
Orion Oyj	3,693	53,564	Sumco Corp.	800	11,782
Sanofi-Aventis SA	21,668	1,256,736	Tokyo Electron, Ltd.	3,400	155,852
Santen Pharmaceutical Co., Ltd.	2,100	59,451	United Microelectronics Corp.	545,000	205,848
Takeda Pharmaceutical Co., Ltd.	6,100	216,852			782,596
Tsumura & Co.	800	21,961	Shipbuilding - 0.36%
		3,976,752	Cosco Corp Singapore, Ltd.	27,000	18,448
Real Estate - 0.53%			Hyundai Mipo Dockyard	536	62,450
Chinese Estates Holdings, Ltd.	72,000	89,358	SembCorp Marine Ltd.	23,000	32,453
Hysan Development Co. Ltd.	30,000	54,483			113,351
Keppel Land, Ltd.	21,000	24,216	Software - 1.61%
		168,057	Check Point Software Technologies*	21,167	490,439
Retail - Building Products - 0.14%			SAP AG	610	23,245
Kingfisher PLC	16,403	44,727			513,684
			Telecommunications - 8.26%
Retail - Convenience Store - 0.72%			Alcatel-Lucent *	12,542	31,762
FamilyMart Co., Ltd.	4,400	121,366	Belgacom SA	5,269	153,389
Lawson, Inc.	2,800	109,155	Bezeq Israeli Telecommunications Corp. Ltd.	32,587	51,477
		230,521	Brasil Telecom Participacoes SA	5,800	168,343
Retail - Major Department Store - 1.21%			Brasil Telecom SA	15,900	100,142
Home Retail Group PLC	78,147	288,899	BT Group PLC	73,751	101,915
Pick'n Pay Stores	26,915	96,436	France Telecom SA	587	13,051
		385,335	KONINKLIJKE KPN NV	3,641	43,839
Retail - Discount - 0.11%			Mobile Telesystems OJSC - ADR *	1,279	42,386
Canadian Tire Corp.	800	34,071	Nippon Telegraph & Telephone Corp.	600	22,662
			Nokia OYJ	15,078	214,483
Retail - Jewelry - 0..04%			Option NV*	32,985	60,920
Compagnie Financiere Richemont SA	764	13,706	Partner Communications	4,710	77,669
			Telecom Corp of New Zealand, Ltd.	128,931	207,251
Retail - Misc/Diversified - 1.81%			Telefonaktiebolaget LM Ericsson	114,236	969,086
Massmart Holdings Ltd.	8,951	77,192	Telefonica SA	9,028	173,682
Seven & I Holdings Co., Ltd.	14,400	326,169	Telkom SA Ltd.	4,548	57,245
UNY Co. Ltd	10,000	73,650	Turk Telekomunikasyon SA *	51,501	142,263
Wesfarmers Ltd	2,585	42,948			2,631,565
Woolworths Holdings Ltd.	40,726	57,390	Transportation - 1.10%
		577,349	Asciano Group	15,611	15,256
Retail - Pubs - 0.67%			China COSCO Holdings Co. Ltd.	99,500	80,581
Enterprise Inns PLC	39,979	96,355	Frontline Ltd.	1,760	34,753
Punch Taverns PLC	51,316	116,627	Korea Line Corp.	1,029	61,023
		212,982	Neptune Orient Lines, Ltd.	89,000	77,548
Retail - Restaurants - 0.21%			Orient Overseas International, Ltd.	16,500	47,262
Autogrill SpA	2,988	22,742	Pacific Basin Shipping, Ltd.	72,000	35,601
Whitbread PLC	3,276	45,487			352,024
		68,229	Venture Capital - 0.35%
Retail - Shoes - 0.90%			3i Group PLC	23,764	111,965
Hennes & Mauritz AB	2,133	94,841
Next PLC	6,711	160,684
Truworths International Ltd.	7,672	30,590
		286,115

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security		Value
Water - 0.41%			COMMON STOCK RIGHTS - 0.00%
Cia de Saneamento Basico do Estado			Fortis - Rights, expires 7/1/14*	6,722	-
de Sao Paulo	2,000	$ 28,725	TOTAL COMMON STOCK RIGHTS
United Utilities Group PLC	13,408	100,436	(Cost - $0)		-
		129,161
TOTAL COMMON STOCK
(Cost - $37,487,309)		31,693,606	Total Investments - 99.43%
			(Cost - $37,487,309)		$ 31,693,606
			Other assets less liabilities - .57%		181,948
			NET ASSETS - 100.00%		$ 31,875,554

*Non-income producing security.
ADR - American Depositary Receipts.
GDR - Global Depository Receipts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham Small Cap Value Fund

Message from the Sub-Adviser (Denver Investment Advisors LLC)

Small cap value stocks underperformed small cap growth stocks in the six months ended April 30, 2009.  The Russell 2000 Value Index lost more than 12 percent for the time period, as the portfolio outperformed the index.  The manager cited stock selection as the main driver of performance.

Exposure to the energy sector enhanced performance on both a relative and absolute basis.  Denver Investment Advisors, LLC (“Denver”) overweighted the sector by nearly 2 percent and outperformed energy stocks in the index by more than 40 percent.  Energy stocks had the largest net positive effect on the portfolio despite having a relatively small weighting.  This was due the fact that the Fund outperformed energy stocks in the index by such a large margin.  Holly Corporation (HOC), a petroleum refiner located in the U.S., was one such stock held in the portfolio that greatly outperformed the index with a return of more than 8 percent in the six month period ended April 30, 2009.  Energy stocks in the index, as a whole, lost more than 32 percent in the same time frame.

Denver maintained a 3 percent underweight in the financial sector and outperformed the sector by nearly 3 percent.  Denver plans to continue underweighting the financial sector in the coming months until there is more visibility.   Underweighting and outperforming the sector at the same time added greatly to performance on a relative basis since financial stocks comprise more than 29 percent of the Russell 2000 Value Index.

The consumer staples sector was another bright spot in the portfolio.  Denver overweighted the sector by nearly 2 percent and outperformed it by more than 10 percent.  A relatively large position in Fred’s, Inc. (FRED), a discount variety store chain, enhanced performance on both a relative and absolute basis, rising nearly 18 percent in the six months ended April 30, 2009.

Stocks in the technology sector detracted from performance on both a relative and absolute basis.  Denver overweighted the sector by more than 1 percent and underperformed the sector by a wide margin.   Fortunately, technology stocks only comprised about 8 percent of the portfolio despite the overweight.

Transportation stocks also hurt performance due mainly to poor stock selection in the sector.  Denver continued to reduce exposure to transportation throughout the last six months and was underweight the sector by more than 1 percent, a fairly large underweight considering that transportation stocks comprise only 2.7 percent of the Russell 2000 Index.  Still, exposure to this area had a slight net negative effect on the portfolio since Denver underperformed the sector by more than 12 percentage points.

Going forward, Denver expects the economy to continue weakening for at least the first half of 2009.  No significant strategic changes are planned for the portfolio in the coming quarter.  Denver will continue to look for value in all sectors, using their strict bottom up approach to stock selection.

Growth of $10,000 Investment – (Unaudited)

Small Cap Value - Class N
Small Cap Value - Class C
Russell 2000 Value Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$7,945
$7,101
$6,802
12/10/2004
1/31/2005
4/30/2005
7/31/2005
10/31/2005
1/31/2006
4/30/2006
7/31/2006
10/31/2006
1/31/2007
4/30/2007
7/31/2007
10/31/2007
1/31/2008
4/30/2008
7/31/2008
10/31/2008
1/31/2009
4/30/2009

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(10.54)%	(35.22)%	(12.58)%	(7.51)%
Class C Class A with load of 5.75% Class A without load	(11.07)% (15.83)% (10.74)%	(35.93)% (39.14)% (35.43)%	(13.46)% N/A N/A	(8.41)% (21.90)%* (19.89)%*
Russell 2000 Value Index	(12.60)%	(31.37)%	(13.47)%	(5.11)%

*Class A commenced operations on January 3, 2007.

The Russell 2000 Value Index measures the performance of the 2000 smallest companies with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including costs of underlying funds, are 1.89% for Class N, 2.89% for Class C and 2.14% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

                  Portfolio Composition* - (Unaudited)

Financial

 26.87%

Consumer Discretionary

 26.23%

Industrial

     17.83%

Health Care

  7.12%

Utilities

      5.82%

Information Technology

  5.09%

Materials

  4.55%

Telecommunication Services

  3.42%

Energy

  3.07%

Total

   100.00%

*Based on total market value of investments as of April 30, 2009.

Percentages may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.27%			Gas - 4.45%
Apparel - 0.65%			Northwest Natural Gas Co.	7,460	$ 305,114
Columbia Sportswear Co.	3,400	$ 104,448	South Jersey Industries, Inc.	11,695	405,933
					711,047
Auto Parts & Equipment - 0.88%			Healthcare Products - 5.51%
Autoliv, Inc.	5,700	140,619	Cooper Cos., Inc.	8,800	253,000
			Meridian Bioscience, Inc.	13,990	243,146
Building Materials - 0.40%			STERIS Corp.	16,000	385,600
LSI Industries, Inc.	11,395	63,926			881,746
			Household Products - 7.15%
Commercial Banks - 7.75%			Ennis, Inc.	30,580	275,220
Astoria Financial Corp.	8,400	69,384	Lancaster Colony Corp.	7,605	333,099
Central Pacific Financial Corp.	27,100	158,806	Toro Co.	6,800	206,584
First Niagara Financial Group	13,350	180,759	Tupperware Corp.	13,150	329,145
PacWest Bancorp	15,295	222,848			1,144,048
Westamerica Bancorporation	6,425	344,573	Industrial - 1.75%
Whitney Holding Corp.	6,200	74,152	Lincoln Electric Holdings, Inc.	6,295	280,316
Wintrust Financial Corp.	11,150	189,550
		1,240,072	Insurance - 9.82%
Commercial Services - 1.44%			American Equity Investment Life
CDI Corp.	19,270	230,277	Holding Co.	41,250	232,238
			Assured Guaranty, Ltd.	27,925	269,756
Distribution Wholesales - 2.64%			Max Capital Group, Ltd.	19,160	317,098
Owens & Minor, Inc.	12,175	422,229	Platinum Underwriters Holdings, Ltd.	10,915	314,025
			Safety Insurance Group, Inc.	7,100	234,655
Electric - 1.22%			StanCorp Financial Group, Inc.	7,400	202,982
UIL Holdings Corp.	8,450	195,110			1,570,754
			Iron/Steel - 1.21%
Electronic Components - 2.88%			Schnitzer Steel Industries Inc.	3,900	193,284
Belden, Inc.	28,570	460,548
			Machinery - 0.54%
Electronics - 1.96%			Albany International Corp. - Cl .A	9,285	86,165
Park Electrochemical Corp.	15,250	314,150
			Manufacturing - 0.80%
Engineering & Construction - 1.28%			Ceradyne, Inc. *	7,450	128,438
Chicago Bridge & Iron Co.	19,150	204,905
			Metal Fabrication - 1.31%
Environmental Control - 1.46%			Worthington Industries, Inc.	14,000	208,600
EnergySolutions, Inc.	24,100	233,770
			Office Furnishings - 0.99%
Finance - 1.46%			Knoll, Inc.	22,350	158,238
SWS Group, Inc.	18,262	233,571

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Oil & Gas - 2.98%			Retail - Convenience Store - 4.50%
Holly Corp.	12,440	$ 260,742	Casey's General Store, Inc.	20,975	$ 558,145
St. Mary Land & Exploration Co.	4,600	82,202	Fred's Inc.	11,800	161,188
Tidewater, Inc.	3,100	134,075			719,333
		477,019	Retail - Jewelry Store - 1.17%
Packaging & Containers - 1.91%			Movado Group	20,390	186,976
Temple-Inland, Inc.	25,600	305,664
			Retail - Restaurant - 2.36%
Pharmaceuticals - 1.42%			Bob Evans Farms, Inc.	15,590	378,058
Biovail Corp.	20,600	226,394
			Retail - Specialty - 3.44%
REITs - Apartments - 2.38%			Brink's Co.	9,300	263,655
American Campus Communities, Inc.	10,250	222,220	Cash America International, Inc.	12,810	286,432
Mack Cali Realty Corp.	5,900	158,474			550,087
		380,694	Semiconductor Equipment- 1.08%
REITs - Hotels - 1.47%			Cohu, Inc.	17,700	172,752
DiamondRock Hospitality Co.	36,200	234,938
			Software - 1.91%
REITs - Mortgage - 2.39%			Blackbaud, Inc.	20,100	305,922
MFA Financial, Inc.	64,905	382,290
			Telecommunications - 3.33%
REITs - Office Property - 0.86%			Adtran, Inc.	25,175	532,451
Parkway Properties, Inc.	9,930	137,729
			Transportation - 1.05%
Rental & Leasing Services - 1.62%			Arkansas Best Corp.	7,250	167,330
Aaron's, Inc.	7,720	259,083
			TOTAL COMMON STOCK
Retail - Apparel - 5.85%			(Cost - $18,697,020)		15,558,612
Foot Locker, Inc.	25,600	304,384
Regis Corp.	7,500	143,550	Total Investments - 97.27%
Stage Stores, Inc.	39,812	487,697	(Cost - $18,697,020)		15,558,612
		935,631	Other assets less Liabilities - 2.73%		436,199
			NET ASSETS - 100.00%		$ 15,994,811

* Non income producing
REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Dunham Large Cap Growth Fund

Message from the Sub-Adviser (Rigel Capital, LLC)

The beginning of 2009 has brought about less volatility than the end of 2008, but investors are still cautiously investing their money back in the markets.  Volatility, as measured by the Chicago Board Options Exchange SPX Volatility Index (VIX), was around 45 in late December and most recently dropped to less than 30 meaning that volatility has leveled off quite a bit from last year.

Large cap growth stocks, as measured by the Russell 1000 Growth Index, were down 1.5 percent from October 31, 2008 to April 30, 2009.  Large cap value stocks were hit much harder than growth over the last six months as the Russell 1000 Value Index was down 13.3 percent over this time.  Large cap stocks performed better than small cap stocks, as measured by the Russell 2000, by more than 450 bps. during the first three months of 2009. However, small cap stocks have since pulled closer to large caps as the last six months shows only about 100 bps. of outperformance by large caps.

The financial services sector was hit the hardest out of the Russell 1000 Index as that sector was down over 24 percent over the last six months ended April 30, 2009.  Another sector hit hard over the last half-year was the auto and transportation sector which was down almost 13 percent.  Not surprisingly the U.S. auto manufacturers have been hit very hard by the recession.

The best performing sector in the Russell 1000 Index was the technology area as it was up almost 6 percent over the last six months.  This was somewhat surprising as consumers have stuck to purchasing staples over the last year, but shows that people still need technology and will continue to use it going forward.  One of the better performing stocks in the portfolio was BMC Software, Inc. (BMC), which provides management solutions for mainframe and distributed information technology systems.  BMC was up over 34.3 percent over the last six months ended April 30, 2009.  Most of the Fund’s outperformance came from Rigel Capital, LLC’s (“Rigel”) selection of the consulting side of the technology sector from companies like Cognizant Technology Solutions Corporation (CTSH) which delivers full life cycle solutions to complex application development.  Cognizant was up more than over 29 percent over the last six months.

Rigel remains defensively positioned which helped the performance of the Fund last year, but then hurt performance during the March rally.  Rigel believes that the domestic stocks have not hit bottom yet, and wants to position the Fund with higher beta names to provide a kick in upcoming months.

Growth of $10,000 Investment – (Unaudited)

Large Cap Growth - Class N
Large Cap Growth - Class C
Russell 1000 Growth Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
12/10/2004
4/30/2005
10/31/2005
4/30/2006
10/31/2006
4/30/2007
10/31/2007
4/30/2008
10/31/2008
4/30/2009
$8,467
$7,109
$6,823

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(12.34)%	(42.66)%	(15.70)%	(7.48)%
Class C Class A with load of 5.75% Class A without load	(12.83)% (17.42)% (12.42)%	(43.14)% (46.19)% (42.95)%	(16.48)% N/A N/A	(8.35)% (20.48)%* (18.45)%*
Russell 1000 Growth Index	(1.52)%	(31.57)%	(8.49)%	(3.72)%

*Class A commenced operations on January 3, 2007.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including cost of underlying funds, are 1.78% for Class N, 2.78% for Class C and 2.03% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

                   Portfolio Composition* - (Unaudited)

 Information Technology

35.78%

Consumer Discretionary

18.18%

Health Care

11.94%

Industrials

  9.42%

Energy

  8.39%

Materials

  5.05%

                Financials.

  4.51%

Cash

  3.86%

Consumer Staples.

  2.87%

Total

   100.00%

*Based on total market value of investments as of April 30, 2009.  Percentages may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 93.85%			Media - 2.00%
Apparel - 1.63%			Directv Group, Inc.*	30,848	$ 762,871
Nike, Inc.	9,202	$ 482,829
V.F. Corporation	2,340	138,692	Metal Fabricate/Hardware - 1.97%
		621,521	Precision Castparts Corp.	10,054	752,642
Chemicals - 5.05%
Monsanto Co.	11,098	942,109	Oil & Gas - 7.34%
Potash Corp of Saskatchewan	3,706	320,532	Cameron International Corp.*	7,051	180,365
Praxair, Inc.	8,893	663,507	Hess Corp.	7,476	409,610
		1,926,148	Occidental Petroleum Corp.	11,205	630,729
Commercial Services - 4.82%			Petrohawk Energy Corp.*	11,135	262,786
Apollo Group, Inc.*	4,277	269,237	Petroleo Brasileiro SA - ADR	5,620	188,663
Automatic Data Processing, Inc.	7,655	269,456	Southwestern Energy Co.*	24,781	888,647
Mastercard, Inc.	3,399	623,547	XTO Energy, Inc.	7,020	243,313
Visa, Inc.	10,415	676,558			2,804,113
		1,838,798	Oil & Gas Services - 1.02%
Computers - 13.99%			National Oilwell Varco, Inc.*	12,890	390,309
Affiliated Computer Services, Inc.*	14,648	708,670
Apple, Inc.*	5,875	739,251	Pharmaceuticals - 10.10%
Cognizant Tech Solutions *	34,806	862,841	Bristol-Myers Squibb, Co.	30,169	579,245
EMC Corp. *	20,052	251,252	Cephalon, Inc.*	6,879	451,331
Hewlett Packard Co.	26,692	960,378	Gilead Sciences, Inc.*	21,963	1,005,905
International Business Machines Corp.	17,631	1,819,696	McKesson, Inc.	12,540	463,980
		5,342,088	Medco Health Solutions, Inc.*	17,580	765,609
Cosmetics / Personal Care - 0.83%			Teva Pharmaceutical Industries Ltd.	13,458	590,672
Procter & Gamble Co.	6,372	315,032			3,856,742
			Retail - Consumer Electronics - 2.03%
Diversified Financial Services - 2.97%			Best Buy, Inc.	20,185	774,700
Charles Schwab Corp.	21,925	405,174
Goldman Sachs Group, Inc.	5,657	726,925	Retail - Discount - 5.15%
		1,132,099	Autozone, Inc.*	3,389	563,896
Distribution/Wholesale- 0.64%			Costco Wholesale Corp.	4,666	226,768
WW Grainger, Inc.	2,924	245,265	Wal-Mart Stores, Inc.	23,321	1,175,378
					1,966,042
Food - 1.44%			Retail - Restaurants- 5.07%
General Mills, Inc.	4,931	249,952	McDonald's Corp.	22,540	1,201,157
Kroger Co.	13,952	301,642	Yum! Brands, Inc.	21,925	731,199
		551,594			1,932,356
Healthcare Products - 1.81%			Software - 6.53%
Baxter International, Inc.	3,162	153,357	BMC Software , Inc.*	22,379	775,880
CR Bard, Inc.	3,201	229,288	Computer Associates, Inc.*	22,087	381,001
Johnson & Johnson	5,869	307,301	Oracle Corp.	69,182	1,337,980
		689,946			2,494,861
Insurance - 1.53%			Telecommunications - 4.63%
AON Corp.	13,848	584,386	Corning, Inc.	44,015	643,499
			Qualcomm, Inc.	26,572	1,124,527
Internet - 8.59%					1,768,026
Amazon.com, Inc.*	10,240	824,525
Google, Inc.*	3,990	1,579,920
McAfee, Inc.*	23,258	873,105
		3,277,550

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Transportation - 4.71%			EXCHANGE TRADED FUNDS - 2.08%
CH Robinson Worldwide, Inc.	10,814	$ 574,872	Equity Fund - 2.08%
Expeditors International of Washington, Inc	21,624	750,569	Industrials Select Sector SPDR	36,490	$ 794,022
Union Pacific Corporation	9,588	471,154
		1,796,595	TOTAL EXCHANGE TRADED FUNDS
TOTAL COMMON STOCK			(Cost - $777,279)		794,022
(Cost - $34,166,628)		35,823,684
			Total Investments - 95.93%
			(Cost - $34,943,907)		36,617,706
			Other assets less liabilites - 4.07%		1,553,067
			NET ASSETS - 100.00%		$ 38,171,507

			*Non-income producing security
			ADR - American Depository Receipt

See accompanying notes to financial statements.

Dunham Small Cap Growth Fund

Message from the Sub-Adviser (Pier Capital, LLC)

Small cap growth stocks performed much better than small cap value stocks over the last six months as the Russell 2000 Small Cap Growth Index outperformed the Russell 2000 Small Cap Value Index by more than 800 bps.  Small cap growth stocks underperformed large cap growth stocks by just more than 1.2 percent year-to-date.

Pier Capital, LLC (“Pier”) reduced the portfolio’s exposure to the healthcare sector at the beginning of the year by almost 7 percent as Pier believes the government will spend less on procedures if the Presidential administration commences a universal healthcare program.  The healthcare sector of the Russell 2000 Index was down almost 11 percent over last six months ended April 30, 2009.

One of the best performing stocks in the Fund was Whole Foods Market, Inc. (WFMI) which was up over 93 percent over the last six months.  Whole Foods owns and operates a chain of natural food supermarkets throughout the United States.  In recessionary times, specialty shops do not always fend that well, but as more consumers stop going out to restaurants, they will buy food from markets and make their own.  In today’s health-conscious times, markets like Whole Foods with more natural ingredients is a bright spot for consumers looking to eat healthy.

Another great performing equity over the last six months was Netflix Inc. (NFLX), which has returned over 83 percent.  As movies become more expensive to see in theatres, a consumer with a Netflix membership can get movies delivered to their door at a fraction of the price that movie tickets cost.  This is another stock that has been helped by the recession as consumers have cut back on expenses, but have kept a Netflix membership as a way to save money from other entertainment.

Pier believes that the government bailout plan will work, but may still take some time.  Pier will continue to overweight the fund in consumer discretionary sector as consumers wait for the economy to improve.  Pier believes the portfolio is positioned well for when the market starts its upswing.  Pier also believes that once the housing market picks up the equity and debt markets will soon follow.

Growth of $10,000 Investment – (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	0.86%	(26.80)%	(10.41)%	(2.48)%
Class C Class A with load of 5.75% Class A without load	0.34% (5.16)% 0.64%	(27.48)% (31.24)% (27.02)%	(11.29)% N/A N/A	(3.42)% (13.78)%* (11.54)%*
Russell 2000 Growth Index	(3.77)%	(30.36)%	(12.10)%	(4.04)%

*Class A commenced operations on January 3, 2007.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.03% for Class N, 3.03% for Class C and 2.28% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Portfolio Composition* - (Unaudited)

Consumer Discretionary                                                    27.58%

Information Technology

 21.73%

Industrials

 16.50%

Health Care

 11.26%

Financials

   8.87%

Energy

   5.94%

Consumer Staples.

   2.82%

Materials

   2.16%

Telecommunication Services.

   1.85%

Cash

   1.29%

Total

    100.00%

*Based on total market value of investments as of April 30, 2009.

 Percentages may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.72%			Commercial Services - 13.83% (Continued)
Agricultural Chemicals - 0.49%			Mastercard, Inc.	268	$ 49,165
Intrepid Potash, Inc.*	3,827	$ 94,489	MAXIMUS, Inc.	3,640	146,801
			Morningstar, Inc.*	3,635	144,200
Airlines - 0.69%			Paychex, Inc.	1,823	49,239
Allegiant Travel Co.*	2,570	133,743	Quanta Services, Inc.*	2,675	60,803
			Stiener Leisure Limited*	5,089	161,016
Apparel - 0.94%			SuccessFactors, Inc.*	22,737	198,039
Under Armour, Inc.*	1,717	40,418	TNS, Inc. *	16,524	278,429
Warnaco Group, Inc.*	4,899	141,287	VistaPrint Ltd.*	4,137	142,106
		181,705	Watson Wyatt Worldwide, Inc.	1,639	86,949
Banks - 0.25%					2,675,778
Northern Trust Corp.	889	48,326	Computer Services - 4.26%
			Affiliated Computer Services *	1,176	56,895
Beverages - 0.80%			Cognizant Technology Solutions Corp.*	3,367	83,468
Peet's Coffee & Tea, Inc.*	5,696	155,387	Synaptics, Inc.*	6,217	201,928
			Palm, Inc.*	13,786	144,615
Biotechnology - 1.55%			RiverBed Technology, Inc.*	9,948	182,247
Alexion Pharmaceuticals, Inc.*	1,314	43,914	SRA International, Inc.*	10,113	155,639
Illumina, Inc.*	1,154	43,102			824,792
Life Technologies Corp.*	1,497	55,838	Cosmetics/Personal Care - 0.27%
United Therapeutics Corp.*	2,488	156,271	Avon Products, Inc.	2,296	52,257
		299,125
Chemicals - 1.61%			Distribution/Wholesale - 2.52%
Airgas, Inc.	2,498	107,714	LKQ Corp.*	2,827	48,002
FMC Corp.	1,138	55,455	Fossil, Inc.*	11,670	235,267
Praxair , Inc.	902	67,298	MWI Veterinary Supply, Inc.*	4,862	151,111
Sigma Aldrich Corp.	1,842	80,753	WW Grainger, Inc.	635	53,264
		311,220			487,644
Commercial Services - 13.83%			Diversified Financial Services - 3.01%
Aaron Rents, Inc.	4,883	163,873	Affiliated Managers Group *	4,175	237,349
Aegean Marine Petroleum	8250	124,987	Blackrock, Inc.	471	69,011
American Public Education *	3,438	123,768	CME Group, Inc.	163	36,080
Apollo Group, Inc.*	1,011	63,642	Franklin Resources, Inc.	942	56,972
Capella Education Co.*	2,285	117,403	Intercontinental Exchange, Inc.*	746	65,350
Iron Mountain, Inc.*	2,364	67,350	Och-Ziff Capital Mgt Group	6,657	49,528
K12, Inc.*	8,091	142,240	TD Ameritrade Holding Corp.*	4,281	68,111
Global Payments, Inc.	2,702	86,626			582,401
Grand Canyon Education, Inc.*	7,385	120,745	Electronics - 2.40%
HMS Holdings Corp.*	3,724	111,646	Dolby Laboratories *	1,310	52,570
Hewitt Associates, Inc.*	1,859	58,298	Jabil Ciruit, Inc.	21,322	172,708
ITT Educational Services, Inc.*	467	47,060	Thermo Fisher Scientific, Inc.*	1,248	43,780
Lincoln Educational Services *	7,920	131,393	Thomas & Betts Corp.*	6,255	194,656
					463,714

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Engineering & Constuction - 2.90%			Media - 1.28%
Insituform Technologies *	10,175	$ 155,983	John Wiley & Sons, Inc.	2,739	$ 92,852
MYR Group, Inc.*	7,634	113,823	Scholastic Corp.	7,804	153,973
Stanley, Inc.*	4,703	121,243			246,825
Sterling Construction Co., Inc.*	9,110	170,995	Medical Instruments - 2.23%
		562,044	Boston Scientific Corp.*	5,467	45,977
Environmental Control - 0.81%			Edwards Lifesciences Corp.*	780	49,436
Clean Harbors, Inc. *	3,125	156,563	Immucor, Inc.*	5,625	91,631
			Thoratec Corp.*	4,434	128,852
Food - 2.82%			Volcano Corp.*	8,754	115,465
Hain Celestial Group, Inc.*	8,352	139,395			431,361
McCormick & Company, Inc.	1,282	37,755	Metal - 0.78%
Spartan Stores, Inc.	8,860	144,152	CIRCOR International, Inc.	5,886	151,447
United Natural Foods, Inc.*	9,833	223,996
		545,298	Miscellaneous Manufacturing - 0.92%
Hand / Machine Tools - 0.73%			Danaher Corp.	975	56,979
Kennametal, Inc.	6,920	141,514	Pall Corp.	2,322	61,324
			Parker Hannifin Corp.	1,326	60,134
Healthcare-Products - 1.21%					178,437
Becton Dickinson and Co.	661	39,977	Oil & Gas - 3.89%
CardioNet, Inc.*	4,730	98,147	Arena Resources, Inc.*	5,203	149,170
Hologic, Inc.*	6,490	96,441	Comstock Resources, Inc.*	3,678	126,744
		234,565	Concho Resources, Inc.*	4,847	132,905
Healthcare-Services -2.42%			Continental Resources, Inc. *	2,662	62,158
AMERIGROUP Corp.*	4,725	141,136	Forest Oil Corp.*	1,363	21,808
Centene Corp.*	6,923	127,176	Southwest Energy Co.*	1,543	55,332
Community Health Systems, Inc.*	8,763	200,147	Ultra Petroleum Corp. *	1,558	66,682
		468,459	Whiting Petroleum Corp. *	4,235	138,739
Insurance - 0.72%					753,538
Tower Group, Inc.	5,132	139,539	Oil & Gas Services - 1.87%
			Core Laboratories N.V.	2,097	174,533
Internet - 4.40%			Dril-Quip, Inc.*	3,694	127,000
Akamai Technologies, Inc.*	2,889	63,616	Weatherford International LTD *	3,640	60,533
Constant Contact, Inc.*	10,744	171,152			362,066
Equinix, Inc.*	855	60,047	Pharmaceuticals - 1.69%
F5 Networks, Inc.*	10,320	281,426	Cephalon, Inc.*	710	46,583
NetFlix, Inc. *	3,972	179,971	Express Scripts, Inc.*	1,505	96,275
Priceline.com, Inc.*	973	94,469	Mylan Labs, Inc.*	3,125	41,406
		850,681	VCA Antech, Inc.*	5,740	143,615
Investment Services - 1.85%					327,879
Eaton Vance Corp.	10,382	284,155	Physical Practice Management - 0.70%
T. Rowe Price Group, Inc.	1,933	74,459	IPC The Hospitalist Co.*	7,361	134,927
		358,614
Leisure Time - 1.78%			Retail-Apparel - 2.03%
Life Time Fitness, Inc.*	18,414	345,447	Guess?, Inc.	13,381	348,441
			Kohl's Corp. *	1,014	45,985
					394,426

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Automotive - 0.72%			Software - 7.75%
Advanced Auto Parts	1,298	$ 56,788	Activision Blizzard, Inc.*	4,663	$ 50,221
Autozone, Inc.*	498	82,862	Adobe Systems, Inc.*	2,110	57,708
		139,650	Allscripts-Misys Healthcare	11,933	148,208
Retail-Building Products- 0.43%			Ariba, Inc.*	17,898	172,000
Lumber Liquidators, Inc.*	5,554	83,088	Blackboard, Inc.*	4,358	148,303
			Cerner Corp.*	1,004	54,015
Retail-Catalog Shopping - 1.13%			Citrix Systems, Inc.*	2,188	62,424
MSC Industrial Direct Co.	5,339	218,098	Dun & Bradstreet Corp.	555	45,177
			MSCI, Inc.*	14,554	305,488
Retail-Computer Equipment - 0.57%			Red Hat, Inc. *	2,663	45,990
GameStop Corp.*	3,655	110,235	Synnex Corp.*	6,911	148,794
			Taleo Corp.*	10,413	125,060
Retail-Consumer Electronics - 0.36%			Verifone Holdings, Inc.*	18,304	137,463
Best Buy Co., Inc.	1,805	69,276			1,500,851
			Telecommunication - 1.79%
Retail-Gardening Products - 0.70%			Metropcs Communications, Inc.*	2,429	41,512
Tractor Supply Co.*	3,345	135,071	Nice Systems Ltd.- ADR*	7,390	189,258
			Syniverse Holdings, Inc.*	9,136	115,114
Retail - Perfume & Cosmetics - 0.93%					345,884
Ulta Salon Cosmetics & Fragrance, Inc.*	20,531	179,646	Textiles - 1.48%
			Cintas Corp.	4,674	119,935
Retail-Restaurant/Specialty - 4.28%			Unifirst Corp/MA	4,444	165,717
Buffalo Wild Wings, Inc.*	4,873	190,242			285,652
Einstein Noah Restaurant Group, Inc.*	20,104	216,922	Transportation- 4.10%
Red Robin Gourmet Burgers, Inc. *	13,736	337,219	CH Robinson Worldwide, Inc.	953	50,661
Ruby Tuesday, Inc.*	10,903	83,735	Expeditors International of Washington, Inc.	1,579	54,807
		828,118	Forward Air Corp.	6,416	106,955
Retail-Sporting Goods - 1.02%			HUB Group, Inc. *	7,547	173,581
Dick's Sporting Goods, Inc. *	3,692	70,148	JB Hunt Transport Services, Inc.	2,366	66,532
Hibbett Sports, Inc. *	6,065	126,455	Norfolk Southern Corp.	1,172	41,817
		196,603	Old Dominion Freight Line *	5,304	149,308
Savings & Loans- 1.18%			UTI Worldwide, Inc.*	11,180	150,483
Dime Community Bancshares	9,094	75,844			794,144
New Alliance Bancshares, Inc.	11,894	153,552
		229,396	TOTAL COMMON STOCK
Semiconductors - 1.63%			(Cost - $16,791,698)		18,524,535
Broadcom Corp.*	2,406	55,795
Maxim Integrated Products, Inc.	4,051	54,891	Total Investments - 95.72%
Microchip Technology, Inc.	2,635	60,605	(Cost - $16,791,698)		18,524,535
ON Semiconductor Corp.*	26,443	143,321	Other assets less liabilities - 4.28%		828,250
		314,612	NET ASSETS - 100.00%		$ 19,352,785

*Non-income producing security
ADR - American Depositary Receipts
+ Variable rate security. Interest rate shown is as of April 30, 2009.

See accompanying notes to financial statements.

Dunham Emerging Markets Stock Fund

Message from the Sub-Adviser (Van Eck Associates Corporation)

Emerging markets, as measured by the MSCI Emerging Markets Index, has had a nice run lately as the index was up over 17 percent over the first four months of the year, and up over 25 percent over the last three months alone.  The emerging markets asset class had a very tough year last year as that index lost more than 53 percent. However, Van Eck Associates Corporation (“Van Eck”) believes the bottom was reached.  The U.S.-dollar weakened over the last few months as U.S.-based investors saw just under 100 bps. in excess return over international investors.

The best performing region in the emerging markets sector was the Latin American countries, which were up almost 13 percent in the six months ended April 30, 2009.  The worst performing region in emerging markets was the Eastern European ex Russia countries which were down just over 8 percent over the last six months.

Oil prices have come back a bit as was evident by the positive 29 percent gain in Russia and the 35 percent increase in Brazil.  The price of a barrel of oil, over the last six months, at its high was $76 a barrel back on November 4, with the low on February 18 at $42.44.  As of April 30, 2009 the price had bounced back to up over $52 a barrel.

The portfolio’s exposure to China helped the performance of the Fund as China was up almost 23 percent over the last few months.  Van Eck believes they are well-positioned in China as the government is in control of the banks and they are still willing to lend out money in hopes that their real estate market does not come to a stand-still like most of the rest of the world.  One of the better performing stocks in the portfolio, Shimao Property Holdings Ltd. (813 HK), a developer of real estate projects in China, was up over 113 percent over the six months ended April 30, 2009 as sales in January and February more than doubled from a year ago.  The value of property sold in China rose 189 percent to 1.66 billion yuan ($242 billion U.S.) in the first two months of this year.

After a tough 2008 in the emerging markets arena, investors seem to be moving from the conservative government bonds and notes to equities, and more specifically emerging market equities.  Emerging markets has performed well so far in 2009 and Van Eck expects this area to continue to grow.

Growth of $10,000 Investment – (Unaudited)

Total Returns as of April 30, 2009

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	20.63%	(46.25)%	(11.80)%	3.13%
Class C Class A with load of 5.75% Class A without load	20.00% 13.62% 20.50%	(46.80)% (49.51)% (46.42)%	(12.67)% N/A N/A	2.14% (20.91)%* (18.86)%*
MSCI Emerging Markets Index	17.52%	(42.71)%	(5.23)%	9.37%

*Class A commenced operations on January 3, 2007.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Investors cannot invest directly in an index or benchmark.

As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.70% for Class N, 2.70% for Class C and 1.95% for Class A.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Portfolio Composition* - (Unaudited)

Other                                                                            18.58%

Hong Kong                                                                    15.60%

Brazil                                                                            13.16%

Korea                                                                            12.62%

China

10.09%

Taiwan                                                                           8.31%

Russia

     7.68%

South Africa                                                                    5.33%

Kazakhstan

     4.73%

Malaysia

     3.90%

Total

  100.00%

                   *Based on total market value of investments as of April 30, 2009.

 Percentages may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 99.61%			Food - 3.61%
Agriculture - 0.85%			BIM Birlesik Magazalar AS	3,000	$ 82,310
Bisi International *	650,000	$ 99,185	China Lifestyle Food and Beverages Group	1,000,000	77,374
			Marfrig Frigorificos e Comercio de Alimentos SA	22,000	111,073
Airlines - 0.58%			The Spar Group, Ltd.	24,000	149,694
Copa Holdings SA	2,200	67,430			420,451
			Forest Products & Paper - 0.01%
Auto Parts - 2.63%			Kazakhstan Kagazy PLC - GDR -144A*	42,300	1,481
Hyundai Mobis	4,000	306,969	Kazakhstan Kagazy PLC - GDR - Regs *	7,000	245
					1,726
Banks - 5.96%			Hand/Machine Tools - 1.84%
Bank of Georgia - GDR*	12,500	50,000	Awea Mechantronic Co., Ltd.	24,850	17,949
Creditcorp, Ltd.	2,000	100,040	Techtronic Industries Co.	333,000	196,933
Halyk Savings Bank of Kazakhstan - GDR	37,000	136,900			214,882
Sberbank	116,000	97,730	Holding Companies - Diversified - 1.68%
Standard Bank Group, Ltd.	12,314	118,860	Beijing Development HK, Ltd.	449,000	49,598
Turkiye Garanti Bankasi AS *	91,000	191,633	Bidvest Group, Ltd.	10,825	114,325
		695,163	Tekfen Holding A.S.	14,600	31,565
Chemicals - .92%					195,488
Ecopro Co., Ltd. *	4,400	34,919	Home Builders - 1.36%
Uralkali - GDR	6,000	71,760	Corp GEO SAB de CV *	122,000	158,299
		106,679
Commericial Services - 5.06%			Internet - 3.62%
Anhanguera Educacional *	37,600	265,247	Baidu.com - ADR *	600	139,740
Chungdahm Learning, Inc.	5,000	114,152	Tencent Holding Ltd.	32,000	282,832
Localiza Rent a Car SA	40,200	210,189			422,572
		589,588	Iron/Steel - 0.22%
Computer Systems - 3.67%			Gloria Material Technology Corp.	53,000	26,021
HTC Corp.	7,000	94,792
Ju Teng International Holdings, Ltd. *	666,000	288,472	Lodging - .56%
Wistron Corp.	35,000	44,268	Chagala Group - GDR*	6,000	5,700
		427,532	Queenco Leisure International Ltd.	17,500	60,045
Electrical Components - 1.22%					65,745
Fortune Electric Co., Ltd.	128,750	142,127	Machinery - Diversified - 2.60%
			CB Industrial Product Holding Bhd	164,000	107,855
Distribution/Wholesale - 1.97%			Hyunjin Materials Co. Ltd. *	6,465	194,767
China Power New Energy Development *	3,595,000	133,307			302,622
Inspur International Ltd	555,000	96,211	Media - 6.40%
		229,518	Central European Media Enterprises Ltd. *	4,000	65,640
Diversified Financial Services- 2.40%			Grupo Televisa SA - ADR	5,200	80,496
International Personal Finance Plc	55,000	118,536	Megacable Holdings SAB de CV *	55,000	69,303
REXLot Holdings Ltd. *	2,780,000	161,681	Naspers Ltd. -Cl. N	12,000	244,291
		280,217	Qin Jia Yuan Media Services Co. Ltd.	801,900	150,685
Electronics - 2.22%			Woongjin Thinkbig Co. Ltd.	8,000	135,649
Chroma ATE, Inc.	109,168	104,851			746,064
Lumax International Corp, Ltd.	98,600	154,272	Metal Processing - 6.94%
		259,123	KNM Group Bhd	2,190,000	350,386
Engineering and Construction - 0.78%			Taewoong Co., Ltd.	3,554	261,567
PYI Corp., Ltd. *	1,610,000	91,405	TK Corp. *	7,151	196,775
					808,728
Enviromental Control - 2.09%
China Ecotek Corp.	225,000	243,662

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited) (Continued)
April 30, 2009

		Market			Market
Security	Shares	Value	Security	Shares	Value
Mining - 4.22%			Retail-Hypermarkets - 2.78%
China Rare Earth Holdings Ltd.	585,000	$ 75,043	Magnit OAO *	10,000	$ 323,965
Cia Vale do Rio Doce- Pref. ADR	24,524	347,589
Eurasian Natural Resources*	8,000	69,835	Retail-Major Department Store - 2.75%
		492,467	Golden Eagle Retail Group Ltd.	193,000	155,790
Miscellaneous Manufacturing - 0.00%			Lotte Shopping Co. Ltd.	500	87,332
Peace Mark Holdings Ltd. *	244,000	-	Mitra Adiperkasa Tbk PT	2,645,000	78,108
					321,230
Oil & Gas - 10.08%
KazMunaiGas Exploration - GDR	23,500	411,593	Retail-Miscellaneous - 2.37%
LUKOIL SP - ADR	6,100	269,132	CJ O Shopping Co Ltd.	2,400	151,078
OAO Gazprom - ADR*	7,500	134,100	Dufry South America Ltd.	15,000	125,320
Perusahaan Gas Negara PT	415,000	100,901			276,398
Petroleo Brasileiro S.A. SP - ADR	7,748	260,100	Retail-Sporting Goods - 1.40%
		1,175,826	China Dongxiang Group Co.	335,000	162,689
Real Estate - 10.93%
BR Malls Participacoes SA*	30,000	226,572	Semiconductors - 1.28%
China Properties Group Ltd.	335,000	56,758	MediaTek, Inc.	5,000	52,000
Hirco PLC*	155,350	193,845	MPI Corp.	92,555	97,075
Megaworld Corporation	5,750,000	82,964			149,075
Rodobens Negocios Imobiliarios SA *	19,000	126,851	Telecommunications - 0.42%
Shimao Property Holdings Ltd.	105,000	116,609	America Movil SA de CV - ADR	1,500	49,275
Sistema Hal - GDR*	15,300	6,273
Soho China Ltd. *	260,000	124,778
Tian An China Investments Ltd.*	1,049,600	339,999	TOTAL COMMON STOCK
		1,274,649	(Cost - $14,118,884)		11,615,005
REITS - 0.85%
Sinpas Gayrimenkul Yatirim Ortakligi AS	55,000	99,022	WARRANTS - 0.01%
			PYI Corp. Ltd.*	226,666	643
Retail-Apparel - 2.75%			Tian an China Investment Warrant*	31,600	41
Ports Design Ltd.	100,000	151,854
Stella International Holdings	127,000	168,277	TOTAL WARRANTS
		320,131	(Cost - $0)		684
Retail-Automobile - 0.59%
PT Astra International	41,000	69,082
			Total Investments - 99.62%
			(Cost - $14,118,884)		11,615,689
			Other assets less liabilities -.38%		44,795
			NET ASSETS - 100.00%		$ 11,660,484
*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009 (Unaudited)

	Dunham		Dunham
	Corporate /	Dunham	Monthly	Dunham	Dunham	Dunham
	Government	High-Yield	Distribution	Appreciation &	Large Cap	Real Estate
	Bond Fund	Bond Fund	Fund	Income Fund	Value Fund	Stock Fund
Assets:
Investments in securities, at cost	$ 74,978,909	$ 61,015,373	$ 55,129,173	$ 28,115,381	$ 39,148,386	$ 9,095,484
Investments in securities, at value	$ 74,411,423	$ 58,808,716	$ 56,543,028	$ 24,053,601	$ 32,742,404	$ 8,109,090
Deposit with broker	-	-	7,771,834	-	-	-
Cash	604,929	3,323,775	1,181,382	282,142	-	31,225
Receivable for securities sold	2,008,215	394,825	1,562,797	-	697,475	436,339
Interest and dividends receivable	623,133	1,389,298	130,751	93,844	37,035	10,240
Receivable for fund shares sold	-	214,000	303	-	-	-
Prepaid expenses and other assets	52,276	39,005	223,341	30,469	31,466	30,457
Total Assets	77,699,976	64,169,619	67,413,436	24,460,056	33,508,380	8,617,351

Liabilities:
Option contracts written (proceeds $2,209,826)	-	-	2,299,643	-	-	-
Securities sold short (proceeds $4,498,616)	-	-	4,339,397	-	-	-
Cash overdraft	-	-	-	-	101,153	-
Payable for securities purchased	1,772,158	2,215,971	526,880	7,592	-	-
Payable for fund shares redeemed	152,554	141,972	42,602	15,842	22,094	20,129
Distributions payable	-	21,488	43,431	-	-	-
Payable to adviser	32,035	28,710	32,145	13,143	17,943	4,321
Payable to sub-adviser	11,775	38,656	351,467	15,349	11,870	5,359
Payable for distribution fees	7,630	6,169	42,458	2,820	4,195	1,098
Payable for administration fees	4,984	4,736	5,577	3,468	5,718	2,060
Payable for fund accounting fees	4,801	3,921	3,040	3,036	4,070	1,724
Payable to transfer agent fees	1,990	2,618	1,850	2,709	2,763	3,264
Payable for custody fees	2,478	788	3,117	1,072	-	1,800
Accrued expenses and other liabilities	4,946	6,089	8,886	7,147	9,039	9,793
Total Liabilities	1,995,351	2,471,118	7,700,493	72,178	178,845	49,548

Net Assets	$ 75,704,625	$ 61,698,501	$ 59,712,943	$ 24,387,878	$ 33,329,535	$ 8,567,803

Net Assets:
Paid in capital	$ 76,696,096	$ 78,967,161	$ 92,172,542	$ 34,213,803	$ 48,096,970	$ 13,944,711
Undistributed net investment income (loss)	(18,888)	140	(3,179)	(160,695)	65,677	46,121
Accumulated net realized loss on
investments and foreign currency transactions	(405,097)	(15,062,143)	(33,939,677)	(5,603,450)	(8,427,130)	(4,436,635)
Net unrealized appreciation (depreciation) on
investments and foreign currency translations	(567,486)	(2,206,657)	1,483,257	(4,061,780)	(6,405,982)	(986,394)

Net Assets	$ 75,704,625	$ 61,698,501	$ 59,712,943	$ 24,387,878	$ 33,329,535	$ 8,567,803

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 11,829,321	$ 8,978,641	$ 22,818,380	$ 3,236,594	$ 4,548,646	$ 1,355,899
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	884,090	1,175,696	750,582	529,609	630,719	193,299
Net asset value, offering and
redemption price per share	$ 13.38	$ 7.64	$ 30.40	$ 6.11	$ 7.21	$ 7.01

Class N Shares:
Net Assets	$ 63,659,559	$ 48,349,998	$ 9,864,583	$ 20,788,436	$ 28,717,286	$ 7,196,205
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	4,730,442	6,305,486	295,552	3,360,354	3,925,412	1,002,946
Net asset value, offering and
redemption price per share	$ 13.46	$ 7.67	$ 33.38	$ 6.19	$ 7.32	$ 7.18

Class A Shares:
Net Assets	$ 215,745	$ 4,369,862	$ 27,029,980	$ 362,848	$ 63,603	$ 15,699
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	15,991	565,398	810,908	58,628	8,695	2,184
Net asset value and
redemption price per share	$ 13.49	$ 7.73	$ 33.33	$ 6.19	$ 7.31	$ 7.19
Front-end sales charge factor	0.9550	0.9550	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per
share / front-end sales charge factor)	$ 14.13	$ 8.09	$ 35.36	$ 6.57	$ 7.76	$ 7.63

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2009 (Unaudited)

					Dunham
	Dunham	Dunham	Dunham	Dunham	Emerging
	International	Small Cap	Large Cap	Small Cap	Markets
	Stock Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund
Assets:
Investments in securities, at cost	$ 37,487,309	$ 18,697,020	$ 34,943,907	$ 16,791,698	$ 14,118,884
Investments in securities, at value	$ 31,693,606	$ 15,558,612	$ 36,617,706	$ 18,524,535	$ 11,615,689
Foreign currency, at value (Cost - $651,720, $1,057)	668,450	-	-	-	1,013
Cash	54,927	-	1,471,917	241,410	114,346
Receivable for securities sold	868,939	555,659	1,487,952	910,354	-
Receivable from sub-adviser	-	25,825	63,256	-	1,170
Interest and dividends receivable	177,928	27,548	40,300	5,441	19,687
Receivable for fund shares sold	-	-	-	-	-
Receivable for open forward foreign currency contracts	198,978	-	-	-
Prepaid expenses and other assets	33,510	29,532	33,442	29,524	27,954
Total Assets	33,696,338	16,197,176	39,714,573	19,711,264	11,779,859

Liabilities:
Cash overdraft	-	68,977	-	-	-
Payable for securities purchased	1,276,631	94,455	1,471,035	294,922	58,788
Payable for fund shares redeemed	55,711	11,243	23,566	13,200	9,080
Payable for open forward foreign currency contracts	278,400	-	-	-	-
Payable to adviser	16,873	8,387	20,572	10,131	5,910
Payable to sub-adviser	139,532	-	-	18,014	-
Payable for distribution fees	4,566	1,700	4,038	2,512	1,515
Payable for administration fees	6,807	2,411	6,097	3,002	3,729
Payable for fund accounting fees	11,924	2,654	3,723	3,288	8,138
Payable for transfer agent fees	3,618	2,444	2,389	2,182	6,498
Payable for custody fees	18,513	1,263	2,062	1,505	14,537
Accrued expenses and other liabilities	8,209	8,831	9,584	9,723	11,180
Total Liabilities	1,820,784	202,365	1,543,066	358,479	119,375

Net Assets	$ 31,875,554	$ 15,994,811	$ 38,171,507	$ 19,352,785	$ 11,660,484

Net Assets:
Paid in capital	$ 53,356,161	$ 27,324,200	$ 66,130,866	$ 27,228,233	$ 19,374,245
Undistributed net investment income (loss)	377,376	82,189	70,181	(173,163)	(71,083)
Accumulated net realized loss on
investments and foreign currency transactions	(15,988,624)	(8,273,170)	(29,703,339)	(9,435,122)	(5,138,095)
Net unrealized appreciation (depreciation) on
investments and foreign currency translations	(5,869,359)	(3,138,408)	1,673,799	1,732,837	(2,504,583)

Net Assets	$ 31,875,554	$ 15,994,811	$ 38,171,507	$ 19,352,785	$ 11,660,484

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 4,720,074	$ 1,973,646	$ 4,685,185	$ 2,970,707	$ 1,739,664
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	582,839	302,988	1,771,293	331,222	204,603
Net asset value, offering and
redemption price per share	$ 8.10	$ 6.51	$ 2.65	$ 8.97	$ 8.50

Class N Shares:
Net Assets	$ 27,141,559	$ 13,999,651	$ 33,474,674	$ 16,317,794	$ 9,832,030
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	3,265,009	2,080,650	12,084,939	1,732,034	1,131,403
Net asset value, offering and
redemption price per share	$ 8.31	$ 6.73	$ 2.77	$ 9.42	$ 8.69

Class A Shares:
Net Assets	$ 13,921	$ 21,514	$ 11,648	$ 64,284	$ 88,790
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	1,671	3,204	4,236	6,858	10,296
Net asset value and
redemption price per share	$ 8.33	$ 6.71	$ 2.75	$ 9.37	$ 8.62
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per
share / front-end sales charge factor)	$ 8.83	$ 7.12	$ 2.92	$ 9.94	$ 9.15

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2009 (Unaudited)

	Dunham		Dunham
	Corporate /	Dunham	Monthly	Dunham	Dunham	Dunham
	Government	High-Yield	Distribution	Appreciation &	Large Cap	Real Estate
	Bond Fund	Bond Fund	Fund	Income Fund	Value Fund	Stock Fund
Investment Income:
Interest income	$ 2,052,798	$ 2,540,912	$ 429,064	$ 250,178	$ 490	$ 1
Dividend income	-	-	332,063	259,142	492,284	173,060
Less: Foreign withholding taxes	-	-	(210)	(5,635)	-	-
Total Investment Income	2,052,798	2,540,912	760,917	503,685	492,774	173,061

Operating Expenses:
Investment advisory fees	200,700	160,034	188,810	83,568	105,515	20,939
Sub-advisory fees	140,490	133,362	145,238	77,140	69,802	12,886
Sub-advisory performance fees	(66,686)	92,896	145,238	8,196	15,175	17,786
Fund accounting fees	40,057	29,145	22,069	12,819	15,039	4,707
Distribution fees- Class C Shares	45,173	31,630	118,495	16,008	21,287	5,184
Distribution fees- Class A Shares	246	2,608	36,286	441	88	40
Administration fees	40,090	27,150	29,424	14,315	19,232	4,585
Registration fees	17,309	19,309	17,164	20,809	20,309	21,251
Transfer agent fees	11,341	11,825	12,260	10,841	11,094	11,084
Custodian fees	7,665	4,193	6,621	3,203	2,857	3,095
Professional fees	12,148	11,411	10,743	8,607	10,411	10,124
Chief Compliance Officer fees	4,945	5,709	3,679	3,709	3,709	760
Printing and postage expense	4,699	4,472	13,843	2,972	4,322	2,040
Trustees' fees	2,472	2,236	1,348	988	1,359	99
Insurance expense	1,236	2,791	10,867	545	891	297
Miscellaneous expenses	2,799	3,236	2,011	2,806	3,620	2,635
Total Operating Expenses	464,684	542,007	764,096	266,967	304,710	117,512

Net Investment Income (Loss)	1,588,114	1,998,905	(3,179)	236,718	188,064	55,549

Realized and Unrealized
Gain (Loss) on Investments, Foreign
Currency and Written Options:
Net realized gain (loss) from:
Investments and foreign currency	450,386	(7,360,682)	(14,592,230)	(3,216,561)	(3,322,655)	(2,500,416)
Written options	-	-	5,380,886	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	4,307,297	10,216,422	10,519,159	4,801,941	(574,285)	1,112,790
Written options	-	-	(1,443,798)	-	-	-
Net Realized and Unrealized Gain (Loss)	4,757,683	2,855,740	(135,983)	1,585,380	(3,896,940)	(1,387,626)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 6,345,797	$ 4,854,645	$ (139,162)	$ 1,822,098	$ (3,708,876)	$ (1,332,077)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended April 30, 2009 (Unaudited)

					Dunham
	Dunham	Dunham	Dunham	Dunham	Emerging
	International	Small Cap	Large Cap	Small Cap	Markets
	Stock Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund
Investment Income:
Interest income	$ 1,176	$ 32	$ 452	$ 72	$ 715
Dividend income	621,495	260,265	284,213	55,914	60,450
Less: Foreign withholding taxes	(62,742)	(65)	-	(70)	(3,550)
Total Investment Income	559,929	260,232	284,665	55,916	57,615

Operating Expenses:
Investment advisory fees	102,132	50,533	133,315	62,535	33,448
Sub-advisory fees	102,132	42,758	102,550	48,104	25,729
Sub-advisory performance fees	55,648	(63,421)	(154,655)	22,726	(39,991)
Fund accounting fees	34,563	8,368	18,123	11,847	13,006
Distribution fees- Class C Shares	21,479	9,021	23,562	13,792	7,042
Distribution fees- Class A Shares	32	29	23	63	92
Administration fees	20,144	8,837	23,640	11,073	7,880
Registration fees	19,782	20,309	20,809	20,809	21,309
Transfer agent fees	11,841	10,341	10,847	10,094	14,095
Custodian fees	44,453	5,945	8,011	7,665	27,640
Professional fees	10,865	8,175	11,165	9,673	9,425
Chief Compliance Officer fees	3,709	3,709	4,709	3,709	1,730
Printing and postage expense	5,220	2,355	5,467	2,976	2,226
Trustees' fees	1,236	988	1,359	988	594
Insurance expense	865	494	988	545	371
Miscellaneous expenses	3,378	2,447	4,571	2,480	3,245
Total Operating Expenses	437,479	110,888	214,484	229,079	127,841

Net Investment Income (Loss)	122,450	149,344	70,181	(173,163)	(70,226)

Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency:
Net realized loss from investments
and foreign currency	(10,002,894)	(6,135,283)	(14,677,296)	(6,056,631)	(5,025,134)
Net change in unrealized appreciation
on investments and foreign currency	10,600,707	3,726,012	8,050,484	5,866,205	6,967,171
Net Realized and Unrealized Gain (Loss)	597,813	(2,409,271)	(6,626,812)	(190,426)	1,942,037

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 720,263	$ (2,259,927)	$ (6,556,631)	$ (363,589)	$ 1,871,811

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham		Dunham		Dunham			Dunham
	Corporate/Government		High-Yield		Monthly Distribution			Appreciation &
	Bond Fund		Bond Fund		Fund			Income Fund
	Six Months		Six Months		Six Months	Ten Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Ended	Year Ended	Ended	Year Ended
	Apr. 30, 2009	Oct. 31, 2008	Apr. 30, 2009	Oct. 31, 2008	Apr. 30, 2009	Oct. 31, 2008	Dec. 31, 2007	Apr. 30, 2009	Oct. 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)			(Unaudited)
Operations:
Net investment income (loss)	$ 1,588,114	$ 3,562,514	$ 1,998,905	$ 4,595,216	$ (3,179)	$ (500,934)	$ (262,863)	$ 236,718	$ 108,900
Net realized gain (loss) from investments
and foreign currency	450,386	(785,490)	(7,360,682)	(6,657,506)	(9,211,344)	(5,904,698)	6,552,876	(3,216,561)	(1,554,165)
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	4,307,297	(5,366,025)	10,216,422	(11,680,703)	9,075,361	(2,699,530)	(5,614,003)	4,801,941	(15,894,359)
Net Increase (Decrease) in Net Assets
Resulting From Operations	6,345,797	(2,589,001)	4,854,645	(13,742,993)	(139,162)	(9,105,162)	676,010	1,822,098	(17,339,624)

Distributions to Shareholders From:
Net Realized Gains:
Class A	-	(307)	-	-	(1,368,871)	(134,539)	(2,227,846)	-	(38,548)
Class C	-	(18,549)	-	-	(1,197,620)	(119,650)	(1,934,663)	-	(226,630)
Class N	-	(112,194)	-	-	(152,853)	(798)	-	-	(1,228,388)
Net Investment Income:
Class A	(3,798)	(7,714)	(76,410)	(10,730)	-	-	-	(2,412)	(28,440)
Class C	(203,097)	(419,884)	(290,369)	(621,533)	-	-	-	-	(14,118)
Class N	(1,400,107)	(3,109,955)	(1,631,986)	(3,965,439)	-	-	-	(330,718)	(1,030,647)
Distributions From Paid In Capital
Class A	-	-	-	-	-	(719,477)	-	-	(31,816)
Class C	-	-	-	-	-	(682,664)	-	-	(296,499)
Class N	-	-	-	-	-	-	-	-	(924,921)
Total Dividends and Distributions
to Shareholders	(1,607,002)	(3,668,603)	(1,998,765)	(4,597,702)	(2,719,344)	(1,657,128)	(4,162,509)	(333,130)	(3,820,007)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	93,032	14	2,831,486	1,518,790	1,377,826	2,519,167	4,958,479	155,569	556,090
Class C	1,067,955	3,873,010	1,760,015	1,336,012	1,701,990	3,696,920	4,573,770	82,167	1,072,271
Class N	12,003,302	24,321,789	11,425,767	14,032,731	10,980,657	290,257	-	710,819	11,132,621
Transfer of net assets
Class A	-	-	-	-	-	30,979,771	-	-	-
Class C	-	-	-	-	-	24,511,193	-	-	-
Reinvestment of dividends and distributions
Class A	3,797	8,021	75,701	8,831	873,962	409,372	974,976	1,576	17,651
Class C	203,097	438,433	152,007	339,241	849,146	393,787	798,129	-	537,247
Class N	1,396,500	3,222,147	1,608,852	3,965,440	152,847	798	-	330,718	3,183,956
Cost of shares redeemed
Class A	(80,210)	(27,139)	(335,134)	(71,770)	(8,224,818)	(11,789,993)	(10,726,443)	(273,655)	(415,666)
Class C	(3,045,489)	(4,321,635)	(1,539,687)	(2,333,190)	(6,604,791)	(10,479,751)	(7,105,104)	(714,213)	(1,454,912)
Class N	(25,569,338)	(32,104,692)	(10,765,961)	(31,115,800)	(1,688,199)			(6,024,794)	(6,086,798)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(13,927,354)	(4,590,052)	5,213,046	(12,319,715)	(581,380)	40,531,521	(6,526,193)	(5,731,813)	8,542,460

Total Increase (Decrease) in Net Assets	(9,188,559)	(10,847,656)	8,068,926	(30,660,410)	(3,439,886)	29,769,231	(10,012,692)	(4,242,845)	(12,617,171)

Net Assets:
Beginning of period	84,893,184	95,740,840	53,629,575	84,289,985	63,152,829	33,383,598	43,396,290	28,630,723	41,247,894
End of period*	$75,704,625	$84,893,184	$61,698,501	$53,629,575	$59,712,943	$63,152,829	$33,383,598	$24,387,878	$28,630,723
* Includes undistributed net investment
income (loss) at end of period	$ (18,888)	$ -	$ 140	$ -	$ (3,179)	$ -	$ -	$ (160,695)	$ (64,283)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham		Dunham
	Large Cap		Real Estate		International		Small Cap
	Value Fund		Stock Fund		Stock Fund		Value Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	Apr. 30, 2009	Oct. 31, 2008	Apr. 30, 2009	Oct. 31, 2008	Apr. 30, 2009	Oct. 31, 2008	Apr. 30, 2009	Oct. 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$ 188,064	$ 287,560	$ 55,549	$ 151,728	$ 122,450	$ 687,108	$ 149,344	$ 206,331
Net realized loss from investments
and foreign currency	(3,322,655)	(5,176,804)	(2,500,416)	(2,112,953)	(10,002,894)	(5,715,756)	(6,135,283)	(2,127,637)
Capital gain distributions from
other investment companies	-	80,037	-	176,925	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	(574,285)	(17,213,277)	1,112,790	(3,368,063)	10,600,707	(26,726,879)	3,726,012	(9,725,859)
Net Increase (Decrease) in Net Assets
Resulting From Operations	(3,708,876)	(22,022,484)	(1,332,077)	(5,152,363)	720,263	(31,755,527)	(2,259,927)	(11,647,165)

Distributions to Shareholders From:
Net Realized Gains:
Class A	-	(5,610)	-	(10,755)	-	(8,706)	-	(1,838)
Class C	-	(176,650)	-	(163,611)	-	(421,744)	-	(134,778)
Class N	-	(979,460)	-	(611,307)	-	(2,191,639)	-	(792,350)
Net Investment Income:
Class A	(560)	(2,669)	(1,308)	(1,816)	(253)	(1,209)	(322)	-
Class C	-	(12,828)	(5,813)	(6,447)	-	-	-	-
Class N	(321,730)	(514,951)	(109,519)	(121,567)	(418,446)	(320,294)	(229,196)	-
Total Dividends and Distributions
to Shareholders	(322,290)	(1,692,168)	(116,640)	(915,503)	(418,699)	(2,943,592)	(229,518)	(928,966)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	150	139,097	50	5,013	33	50,975	-	13,011
Class C	604,420	1,074,009	431,214	231,681	167,528	1,727,773	237,446	375,369
Class N	5,904,392	10,444,184	3,603,147	3,036,093	1,325,816	17,396,656	1,588,207	5,690,432
Reinvestment of dividends and distributions
Class A	560	8,279	1,308	12,571	253	9,915	322	1,838
Class C	-	189,478	5,813	170,058	-	421,744	-	134,778
Class N	321,730	1,494,411	109,519	732,875	418,446	2,511,933	229,196	792,350
Cost of shares redeemed
Class A	(17,508)	(166,723)	(55,364)	(44,116)	(23,962)	(128,728)	(4,377)	(28,959)
Class C	(651,446)	(1,587,812)	(109,318)	(810,616)	(546,863)	(2,088,962)	(289,280)	(1,630,958)
Class N	(6,086,099)	(7,617,178)	(1,115,592)	(3,844,335)	(6,150,753)	(9,939,639)	(3,225,856)	(6,627,495)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	76,199	3,977,745	2,870,777	(510,776)	(4,809,502)	9,961,667	(1,464,342)	(1,279,634)

Total Increase (Decrease) in Net Assets	(3,954,967)	(19,736,907)	1,422,060	(6,578,642)	(4,507,938)	(24,737,452)	(3,953,787)	(13,855,765)

Net Assets:
Beginning of period	37,284,502	57,021,409	7,145,743	13,724,385	36,383,492	61,120,944	19,948,598	33,804,363
End of period*	$33,329,535	$37,284,502	$ 8,567,803	$ 7,145,743	$31,875,554	$36,383,492	$15,994,811	$19,948,598
* Includes undistributed net investment
income at end of period	$ 65,677	$ 199,903	$ 46,121	$ 107,212	$ 377,376	$ 673,625	$ 82,189	$ 162,363

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham
	Large Cap		Small Cap		Emerging Markets
	Growth Fund		Growth Fund		Stock Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	Apr. 30, 2009	Oct. 31, 2008	Apr. 30, 2009	Oct. 31, 2008	Apr. 30, 2009	Oct. 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 70,181	$ (528,214)	$ (173,163)	$ (526,224)	$ (70,226)	$ 10,783
Net realized gain (loss) from investments,
foreign currency and written options	(14,677,296)	(14,865,049)	(6,056,631)	(3,315,379)	(5,025,134)	36,030
Net change in unrealized appreciation
(depreciation) on investments, foreign currency
and written options	8,050,484	(18,167,276)	5,866,205	(9,614,248)	6,967,171	(16,975,461)

Net Increase (Decrease) in Net Assets
Resulting From Operations	(6,556,631)	(33,560,539)	(363,589)	(13,455,851)	1,871,811	(16,928,648)

Distributions to Shareholders From:
Net Realized Gains:
Class A	-	(13,238)	-	(18,239)	(1,157)	(69,668)
Class C	-	(524,779)	-	(555,212)	(21,572)	(788,317)
Class N	-	(3,181,269)	-	(2,867,016)	(135,426)	(4,655,882)
Net Investment Income:
Class A	-	(11)	-	-	-	(2,626)
Class C	-	(847)	-	-	-	(630)
Class N	-	(5,759)	-	-	-	(143,655)
Total Dividends and Distributions
to Shareholders	-	(3,725,903)	-	(3,440,467)	(158,155)	(5,660,778)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	-	5	53,564	13	-	47,643
Class C	434,817	1,316,876	338,106	674,189	245,008	830,173
Class N	2,988,092	19,086,514	2,467,273	6,683,498	1,370,061	7,777,425
Reinvestment of dividends and distributions
Class A	-	5,767	-	18,239	1,118	69,497
Class C	-	525,626	-	555,212	21,569	788,947
Class N	-	3,187,028	-	2,867,016	135,401	4,799,537
Cost of shares redeemed
Class A	(15,126)	(176,210)	(19,016)	(139,249)	(10,430)	(111,417)
Class C	(906,972)	(2,488,205)	(500,599)	(1,691,269)	(223,601)	(1,158,799)
Class N	(8,537,104)	(11,180,223)	(4,487,856)	(8,280,678)	(2,589,072)	(7,617,515)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(6,036,293)	10,277,178	(2,148,528)	686,971	(1,049,946)	5,425,491

Total Increase (Decrease) in Net Assets	(12,592,924)	(27,009,264)	(2,512,117)	(16,209,347)	663,710	(17,163,935)

Net Assets:
Beginning of period	50,764,431	77,773,695	21,864,902	38,074,249	10,996,774	28,160,709
End of period*	$38,171,507	$50,764,431	$19,352,785	$21,864,902	$11,660,484	$10,996,774
* Includes undistributed net investment
income (loss) at end of period	$ 70,181	$ -	$ (173,163)	$ -	$ (71,083)	$ (857)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Corporate/Government Bond
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 12.73	$ 13.65	$ 13.58	$ 13.62	$ 13.90
Income (loss) from investment operations:
Net investment income***	0.27	0.53	0.59	0.52	0.32
Net realized and unrealized gain (loss)	0.73	(0.90)	0.06	0.10	(0.29)
Total income (loss) from investment operations	1.00	(0.37)	0.65	0.62	0.03
Less distributions:
Distributions from net investment income	(0.27)	(0.53)	(0.58)	(0.58)	(0.31)
Distributions from net realized gains	0.00	(0.02)	0.00	(0.08)	0.00
Total distributions	(0.27)	(0.55)	(0.58)	(0.66)	(0.31)
Net asset value, end of period	$ 13.46	$ 12.73	$ 13.65	$ 13.58	$ 13.62

Total return +	7.91%	(3.21)%	4.87%	4.67%	0.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 63,660	$ 71,815	$ 81,719	$ 38,872	$ 26,748
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.04%	1.07%	1.06%	1.43%	1.47%
After advisory fee waivers^	1.04%	1.07%	1.03%	1.40%	1.44%
Ratios of net investment income to
average net assets:
Before advisory fee waivers^	4.07%	3.91%	4.32%	3.84%	2.57%
After advisory fee waivers^	4.07%	3.91%	4.35%	3.87%	2.60%
Portfolio turnover rate	160%	253%	291%	300%	358%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 12.66	$ 13.57	$ 13.51	$ 13.61	$ 13.90	$ 12.77	$ 13.69	$ 13.60
Income (loss) from investment operations:
Net investment income***	0.22	0.43	0.49	0.42	0.23	0.25	0.50	0.46
Net realized and unrealized gain (loss)	0.72	(0.89)	0.05	0.09	(0.29)	0.73	(0.90)	(0.14)
Total income (loss) from investment operations	0.94	(0.46)	0.54	0.51	(0.06)	0.98	(0.40)	0.32
Less distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.48)	(0.53)	(0.23)	(0.26)	(0.50)	(0.23)
Distributions from net realized gains	0.00	(0.02)	0.00	(0.08)	0.00	0.00	(0.02)	0.00
Total distributions	(0.22)	(0.45)	(0.48)	(0.61)	(0.23)	(0.26)	(0.52)	(0.23)
Net asset value, end of period	$ 13.38	$ 12.66	$ 13.57	$ 13.51	$ 13.61	$ 13.49	$ 12.77	$ 13.69

Total return +	7.47%	(3.82)%	4.07%	3.85%	(0.42)%	7.72%	(3.45)%	2.40%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 11,829	$ 12,890	$ 13,801	$ 8,288	$ 11,102	$ 216	$ 188	$ 221
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.79%	1.82%	1.81%	2.18%	2.22%	1.29%	1.32%	1.31%
After advisory fee waivers^	1.79%	1.82%	1.78%	2.15%	2.19%	1.29%	1.32%	1.28%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	3.33%	3.16%	3.57%	3.09%	1.82%	3.80%	3.66%	4.08%
After advisory fee waivers^	3.33%	3.16%	3.60%	3.12%	1.85%	3.80%	3.66%	4.11%
Portfolio turnover rate	160%	253%	291%	300%	358%	160%	253%	291%

*Class C and Class N shares commenced operations on December 10, 2004, with the exception of High-Yield Bond, which commenced operations on July 1, 2005.
** Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham High-Yield Bond
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 7.30	$ 9.79	$ 9.91	$ 9.82	$ 10.00
Income (loss) from investment operations:
Net investment income***	0.27	0.63	0.65	0.58	0.15
Net realized and unrealized gain (loss)	0.37	(2.49)	(0.15)	0.07	(0.18)
Total income (loss) from investment operations	0.64	(1.86)	0.50	0.65	(0.03)
Less distributions:
Distributions from net investment income	(0.27)	(0.63)	(0.62)	(0.56)	(0.15)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.27)	(0.63)	(0.62)	(0.56)	(0.15)
Net asset value, end of period	$ 7.67	$ 7.30	$ 9.79	$ 9.91	$ 9.82

Total return +	9.06%	(20.10)%	5.05%	6.77%	(0.32)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 48,350	$ 43,837	$ 72,503	$ 18,913	$ 8,132
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.90%	1.57%	1.29%	1.84%	2.72%
After advisory fee waivers^	1.90%	1.57%	1.29%	1.84%	2.72%
Ratios of net investment income to
average net assets:
Before advisory fee waivers^	7.62%	6.81%	6.53%	5.91%	4.46%
After advisory fee waivers^	7.62%	6.81%	6.53%	5.91%	4.46%
Portfolio turnover rate	29%	75%	64%	55%	20%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 7.27	$ 9.75	$ 9.90	$ 9.82	$ 10.00	$ 7.34	$ 9.81	$ 10.06
Income (loss) from investment operations:
Net investment income***	0.24	0.55	0.58	0.51	0.12	0.26	0.60	0.53
Net realized and unrealized gain (loss)	0.37	(2.47)	(0.16)	0.06	(0.17)	0.38	(2.50)	(0.45)
Total income (loss) from investment operations	0.61	(1.92)	0.42	0.57	(0.05)	0.64	(1.90)	0.08
Less distributions:
Distributions from net investment income	(0.24)	(0.56)	(0.57)	(0.49)	(0.13)	(0.25)	(0.57)	(0.33)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.24)	(0.56)	(0.57)	(0.49)	(0.13)	(0.25)	(0.57)	(0.33)
Net asset value, end of period	$ 7.64	$ 7.27	$ 9.75	$ 9.90	$ 9.82	$ 7.73	$ 7.34	$ 9.81

Total return +	8.71%	(20.73)%	4.25%	5.92%	(0.53)%	9.02%	(20.43)%	0.83%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,979	$ 8,203	$ 11,609	$ 7,942	$ 2,498	$ 4,370	$ 1,590	$ 178
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.65%	2.32%	2.04%	2.59%	3.47%	2.15%	1.82%	1.55%
After advisory fee waivers^	2.65%	2.32%	2.04%	2.59%	3.47%	2.15%	1.82%	1.55%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	6.87%	6.06%	5.78%	5.16%	3.71%	7.37%	6.56%	6.28%
After advisory fee waivers^	6.87%	6.06%	5.78%	5.16%	3.71%	7.37%	6.56%	6.28%
Portfolio turnover rate	29%	75%	64%	55%	20%	29%	75%	64%

*Class C and Class N shares commenced operations on December 10, 2004, with the exception of High-Yield Bond, which commenced operations on July 1, 2005.
** Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Monthly Distribution Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N		Class C
	Six Months		Six Months	Ten Months			Ten Months
	Ended	Period Ended	Ended	Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,	December 31,	December 31,	December 31,	February 28,	February 29,
	2009	2008**	2009	2008 ~	2007	2006	2005*	2005	2004
	(Unaudited)		(Unaudited)

Net asset value, beginning of period	$ 34.78	$ 37.32	$ 32.00	$ 43.50	$ 48.12	$ 49.55	$ 53.70	$ 60.30	$ 53.10
Income (loss) from investment operations:
Net investment loss***	0.06	(0.05)	(0.07)	(0.75)	(0.55)	(0.64)	(0.46)	(0.30)	(0.70)
Net realized and unrealized gain (loss)	0.04	(2.35)	(0.03)	(8.39)	1.06	4.84	(0.04)	(0.05)	13.20
Payment from afiliate	0.00	0.00	0.00	0.00	0.00	0.07++	0.00	0.00	0.00
Total income (loss) from investment operations	0.10	(2.40)	(0.10)	(9.14)	0.51	4.27	(0.50)	(0.35)	12.50
Less distributions:
Distributions from net realized gains	(1.50)	(0.14)	(1.50)	(0.14)	(5.13)	0.00	(2.86)	(3.20)	(5.30)
Tax return of capital	0.00	0.00	0.00	(2.22)	0.00	(5.70)	(0.79)	(3.05)	0.00
Total distributions	(1.50)	(0.14)	(1.50)	(2.36)	(5.13)	(5.70)	(3.65)	(6.25)	(5.30)
Net asset value, end of period	$ 33.38	$ 34.78	$ 30.40	$ 32.00	$ 43.50	$ 48.12	$ 49.55	$ 53.70	$ 60.30

Total return +	0.48%	(6.44)%	(0.11)%	(21.74)% (1)	0.98%	9.13%	(0.91)% (1)	(0.40)%	24.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 9,865	$ 291	$ 22,818	$ 28,310	$ 15,161	$ 18,601	$ 23,250	$ 28,745	$ 21,832
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.06%	3.40%	3.06%	4.40% (2)	3.11%	3.09%	3.00% (2)	3.04%	3.11%
After advisory fee waivers^	2.06%	3.40%	3.06%	4.40% (2)	3.00%	2.96%	3.00% (2)	3.00%	3.00%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.53%	(1.44)%	(0.47)%	(2.44)% (2)	(1.20)%	(1.34)%	(0.97)% (2)	(0.65)%	(1.67)%
After advisory fee waivers^	0.53%	(1.44)%	(0.47)%	(2.44)% (2)	(1.09)%	(1.20)%	(0.97)% (2)	(0.61)%	(1.56)%
Portfolio turnover rate	229%	160% (1)	229%	160% (1)	213%	196.00%	105% (1)	99%	193%

	Class A
	Six Months	Ten Months			Ten Months
	Ended	Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended
	April 30,	October 31,	December 31,	December 31,	December 31,	February 28,	February 29,
	2009	2008 ~	2007	2006	2005*	2005	2004
	(Unaudited)

Net asset value, beginning of period	$ 34.78	$ 46.78	$ 51.01	$ 51.84	$ 55.67	$ 61.80	$ 53.90
Income (loss) from investment operations:
Net investment income (loss)***	0.05	(0.56)	(0.18)	(0.27)	(0.11)	0.07	(0.30)
Net realized and unrealized gain (loss)	0.00	(9.08)	1.08	5.07	(0.07)	0.05	13.50
Payment from afiliate	0.00	0.00	0.00	0.07++	0.00	0.00	0.00
Total income (loss) from investment operations	0.05	(9.64)	0.90	4.87	(0.18)	0.12	13.20
Less distributions:
Distributions from net realized gains	(1.50)	(0.14)	(5.13)	0.00	(2.86)	(3.20)	(5.30)
Tax return of capital	0.00	(2.22)	0.00	(5.70)	(0.79)	(3.05)	0.00
Total distributions	(1.50)	(2.36)	(5.13)	(5.70)	(3.65)	(6.25)	(5.30)
Net asset value, end of period	$ 33.33	$ 34.78	$ 46.78	$ 51.01	$ 51.84	$ 55.67	$ 61.80

Total return +	0.33%	(21.27)% (1)	1.72%	9.92%	(0.28)% (1)	0.41%	25.19%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 27,030	$ 34,552	$ 18,223	$ 24,795	$ 33,381	$ 41,444	$ 29,477
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.31%	3.65% (2)	2.36%	2.34%	2.25% (2)	2.29%	2.36%
After advisory fee waivers^	2.31%	3.65% (2)	2.25%	2.21%	2.25% (2)	2.25%	2.25%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.28%	(1.69)% (2)	(0.44)%	(0.59)%	(0.21)% (2)	0.10%	(0.92)%
After advisory fee waivers^	0.28%	(1.69)% (2)	(0.33)%	(0.46)%	(0.21)% (2)	0.14%	(0.81)%
Portfolio turnover rate	229%	160% (1)	213%	196.00%	105% (1)	99%	193%
*The Fund's fiscal year end changed from February 28 to December 31, effective December 31, 2005.
** Class N shares commenced operations on September 29, 2008.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(1) Not Annualized
(2) Annualized
++ Amount was calculated based on the average shares outstanding during the period.
~ The Fund's fiscal year end changed from December 31 to October 31 effective September 29, 2008.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Appreciation & Income
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 5.77	$ 10.13	$ 9.11	$ 9.03	$ 8.95
Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.03	0.03	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.44	(3.46)	1.87	1.05	0.11
Total income (loss) from investment operations	0.50	(3.43)	1.90	1.04	0.08
Less distributions:
Distributions from net investment income	(0.08)	(0.30)	(0.23)	(0.08)	0.00
Distributions from net realized gains	0.00	(0.36)	(0.65)	(0.88)	0.00
Distributions from paid in capital	0.00	(0.27)	0.00	0.00	0.00
Total distributions	(0.08)	(0.93)	(0.88)	(0.96)	0.00
Net asset value, end of period	$ 6.19	$ 5.77	$ 10.13	$ 9.11	$ 9.03

Total return +	8.82%	(37.06)%	22.85%	12.08%	0.89%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 20,788	$ 24,521	$ 34,074	$ 20,987	$ 14,120
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.95%	1.90%	1.87%	2.10%	2.22%
After advisory fee waivers^	1.95%	1.90%	1.87%	2.10%	2.22%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	1.97%	0.41%	0.31%	(0.16)%	(0.36)%
After advisory fee waivers^	1.97%	0.41%	0.31%	(0.16)%	(0.36)%
Portfolio turnover rate	27%	104%	109%	78%	92%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 5.64	$ 9.95	$ 8.90	$ 8.95	$ 8.95	$ 5.74	$ 10.11	$ 8.41
Income (loss) from investment operations:
Net investment income (loss)***	0.03	(0.05)	(0.06)	(0.11)	(0.11)	0.05	0.01	0.00
Net realized and unrealized gain (loss)	0.44	(3.41)	1.85	1.06	0.11	0.45	(3.45)	1.70
Total income (loss) from investment operations	0.47	(3.46)	1.79	0.95	0.00	0.50	(3.44)	1.70
Less distributions:
Distributions from net investment income	0.00	(0.02)	(0.09)	(0.12)	0.00	(0.05)	(0.27)	0.00
Distributions from net realized gains	0.00	(0.36)	(0.65)	(0.88)	0.00	0.00	(0.36)	0.00
Distributions from paid in capital	0.00	(0.47)	0.00	0.00	0.00	0.00	(0.30)	0.00
Total distributions	0.00	(0.85)	(0.74)	(1.00)	0.00	(0.05)	(0.93)	0.00
Net asset value, end of period	$ 6.11	$ 5.64	$ 9.95	$ 8.90	$ 8.95	$ 6.19	$ 5.74	$ 10.11

Total return +	8.33%	(37.80)%	21.69%	11.09%	0.00%	8.73%	(37.32)%	20.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,237	$ 3,642	$ 6,442	$ 3,401	$ 4,179	$ 363	$ 468	$ 732
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.95%	2.90%	2.87%	3.10%	3.22%	2.20%	2.15%	2.12%
After advisory fee waivers^	2.95%	2.90%	2.87%	3.10%	3.22%	2.20%	2.15%	2.12%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.97%	(0.59)%	(0.69)%	(1.16)%	(1.36)%	1.72%	0.16%	0.06%
After advisory fee waivers^	0.97%	(0.59)%	(0.69)%	(1.16)%	(1.36)%	1.72%	0.16%	0.06%
Portfolio turnover rate	27%	104%	109%	78%	92%	27%	104%	109%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Large Cap Value
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 8.09	$ 13.30	$ 12.45	$ 11.95	$ 11.00
Income (loss) from investment operations:
Net investment income (loss)***	0.05	0.10	0.16	0.09	0.03
Net realized and unrealized gain (loss)	(0.74)	(4.90)	1.47	1.34	0.92
Total income (loss) from investment operations	(0.69)	(4.80)	1.63	1.43	0.95
Less distributions:
Distributions from net investment income	(0.08)	(0.14)	(0.08)	(0.04)	0.00
Distributions from net realized gains	0.00	(0.27)	(0.70)	(0.89)	0.00
Total distributions	(0.08)	(0.41)	(0.78)	(0.93)	0.00
Net asset value, end of period	$ 7.32	$ 8.09	$ 13.30	$ 12.45	$ 11.95

Total return +	(8.52)%	(37.14)%	13.67%	12.54%	8.64%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 28,717	$ 32,126	$ 48,049	$ 32,609	$ 24,240
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.76%	1.85%	1.32%	1.55%	1.75%
After advisory fee waivers^	1.76%	1.85%	1.32%	1.50%	1.67%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	1.30%	0.71%	1.28%	0.73%	0.23%
After advisory fee waivers^	1.30%	0.71%	1.28%	0.78%	0.31%
Portfolio turnover rate	27%	21%	23%	22%	32%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 7.93	$ 13.04	$ 12.26	$ 11.85	$ 11.00	$ 8.06	$ 13.28	$ 12.18
Income (loss) from investment operations:
Net investment income (loss)***	0.01	(0.01)	0.04	(0.02)	(0.07)	0.04	0.07	0.11
Net realized and unrealized gain (loss)	(0.73)	(4.81)	1.44	1.32	0.92	(0.74)	(4.89)	0.99
Total income (loss) from investment operations	(0.72)	(4.82)	1.48	1.30	0.85	(0.70)	(4.82)	1.10
Less distributions:
Distributions from net investment income	0.00	(0.02)	0.00	0.00	0.00	(0.05)	(0.13)	0.00
Distributions from net realized gains	0.00	(0.27)	(0.70)	(0.89)	0.00	0.00	(0.27)	0.00
Total distributions	0.00	(0.29)	(0.70)	(0.89)	0.00	(0.05)	(0.40)	0.00
Net asset value, end of period	$ 7.21	$ 7.93	$ 13.04	$ 12.26	$ 11.85	$ 7.31	$ 8.06	$ 13.28

Total return +	(9.08)%	(37.74)%	12.52%	11.48%	7.73%	(8.69)%	(37.34)%	9.03%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,549	$ 5,069	$ 8,785	$ 6,105	$ 7,582	$ 64	$ 90	$ 187
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.76%	2.85%	2.32%	2.55%	2.75%	2.01%	2.10%	1.57%
After advisory fee waivers^	2.76%	2.85%	2.32%	2.50%	2.67%	2.01%	2.10%	1.57%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.28%	(0.29)%	0.28%	(0.27)%	(0.77)%	1.14%	0.46%	1.03%
After advisory fee waivers^	0.28%	(0.29)%	0.28%	(0.22)%	(0.69)%	1.14%	0.46%	1.03%
Portfolio turnover rate	27%	21%	23%	22%	32%	27%	32%	23%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Real Estate Stock
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 9.14	$ 16.77	$ 21.73	$ 20.02	$ 18.51
Income (loss) from investment operations:
Net investment income (loss)***	0.13	0.21	0.17	(0.05)	0.12
Net realized and unrealized gain (loss)	(1.91)	(6.68)	(0.88)	5.81	1.39
Total income (loss) from investment operations	(1.78)	(6.47)	(0.71)	5.76	1.51
Less distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.01)	(0.13)	0.00
Distributions from net realized gains	0.00	(0.97)	(4.24)	(3.92)	0.00
Total distributions	(0.18)	(1.16)	(4.25)	(4.05)	0.00
Net asset value, end of period	$ 7.18	$ 9.14	$ 16.77	$ 21.73	$ 20.02

Total return +	(19.54)%	(40.64)%	(4.20)%	34.45%	8.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 7,196	$ 5,786	$ 10,683	$ 9,619	$ 6,456
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.47%	1.85%	1.73%	2.21%	2.51%
After advisory fee waivers^	3.47%	1.81%	1.53%	2.15%	2.51%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	1.84%	1.61%	0.75%	(0.30)%	0.75%
After advisory fee waivers^	1.84%	1.65%	0.95%	(0.24)%	0.75%
Portfolio turnover rate	87%	99%	90%	131%	97%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 8.82	$ 16.20	$ 21.31	$ 19.85	$ 18.51	$ 9.13	$ 16.75	$ 17.65
Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.10	(0.01)	(0.23)	(0.04)	0.18	0.20	0.10
Net realized and unrealized gain (loss)	(1.87)	(6.47)	(0.85)	5.73	1.38	(1.98)	(6.69)	(1.00)
Total income (loss) from investment operations	(1.77)	(6.37)	(0.86)	5.50	1.34	(1.80)	(6.49)	(0.90)
Less distributions:
Distributions from net investment income	(0.04)	(0.04)	(0.01)	(0.12)	0.00	(0.14)	(0.16)	0.00
Distributions from net realized gains	0.00	(0.97)	(4.24)	(3.92)	0.00	0.00	(0.97)	0.00
Total distributions	(0.04)	(1.01)	(4.25)	(4.04)	0.00	(0.14)	(1.13)	0.00
Net asset value, end of period	$ 7.01	$ 8.82	$ 16.20	$ 21.31	$ 19.85	$ 7.19	$ 9.13	$ 16.75

Total return +	(20.05)%	(41.23)%	(5.15)%	33.15%	7.24%	(19.61)%	(40.86)%	(5.09)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 1,356	$ 1,276	$ 2,855	$ 2,069	$ 1,940	$ 16	$ 83	$ 186
Ratios of expenses to average net assets:
Before advisory fee waivers^	4.47%	2.85%	2.73%	3.21%	3.51%	3.72%	2.10%	1.98%
After advisory fee waivers^	4.47%	2.81%	2.53%	3.15%	3.51%	3.72%	2.06%	1.78%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.84%	0.61%	(0.25)%	(1.30)%	(0.25)%	1.59%	1.36%	0.50%
After advisory fee waivers^	0.84%	0.65%	(0.05)%	(1.24)%	(0.25)%	1.59%	1.40%	0.70%
Portfolio turnover rate	87%	99%	90%	131%	97%	87%	99%	90%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham International Stock
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 8.09	$ 16.40	$ 14.41	$ 13.39	$ 12.47
Income (loss) from investment operations:
Net investment income (loss)***	0.03	0.18	0.01	(0.05)	(0.01)
Net realized and unrealized gain (loss)	0.30	(7.71)	2.99	2.99	0.93
Total income (loss) from investment operations	0.33	(7.53)	3.00	2.94	0.92
Less distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.01)	0.00	0.00
Distributions from net realized gains	0.00	(0.68)	(1.00)	(1.92)	0.00
Total distributions	(0.11)	(0.78)	(1.01)	(1.92)	0.00
Net asset value, end of period	$ 8.31	$ 8.09	$ 16.40	$ 14.41	$ 13.39

Total return +	4.21%	(47.93)%	21.70%	24.21%	7.38%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 27,142	$ 31,369	$ 50,847	$ 26,436	$ 17,728
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.66%	1.80%	1.91%	2.19%	2.02%
After advisory fee waivers^	2.66%	1.80%	1.91%	2.19%	2.02%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.91%	1.45%	0.07%	(0.35)%	(0.12)%
After advisory fee waivers^	0.91%	1.45%	0.07%	(0.35)%	(0.12)%
Portfolio turnover rate	82%	149%	55%	62%	135%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 7.81	$ 15.90	$ 14.13	$ 13.28	$ 12.47	$ 8.05	$ 16.36	$ 14.62
Income (loss) from investment operations:
Net investment income (loss)***	0.00	0.05	(0.14)	(0.18)	(0.13)	0.01	0.13	(0.02)
Net realized and unrealized gain (loss)	0.29	(7.46)	2.92	2.95	0.94	0.32	(7.67)	1.76
Total income (loss) from investment operations	0.29	(7.41)	2.78	2.77	0.81	0.33	(7.54)	1.74
Less distributions:
Distributions from net investment income	0.00	0.00	(0.01)	0.00	0.00	(0.05)	(0.09)	0.00
Distributions from net realized gains	0.00	(0.68)	(1.00)	(1.92)	0.00	0.00	(0.68)	0.00
Total distributions	0.00	(0.68)	(1.01)	(1.92)	0.00	(0.05)	(0.77)	0.00
Net asset value, end of period	$ 8.10	$ 7.81	$ 15.90	$ 14.13	$ 13.28	$ 8.33	$ 8.05	$ 16.36

Total return +	3.71%	(48.43)%	20.51%	22.99%	6.49%	4.03%	(48.04)%	11.90%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,720	$ 4,975	$ 10,092	$ 5,721	$ 6,006	$ 14	$ 39	$ 182
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.66%	2.80%	2.91%	3.19%	3.02%	2.91%	2.05%	2.16%
After advisory fee waivers^	3.66%	2.80%	2.91%	3.19%	3.02%	2.91%	2.05%	2.16%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.03)%	0.45%	(0.93)%	(1.35)%	(1.12)%	0.17%	1.20%	(0.18)%
After advisory fee waivers^	(0.03)%	0.45%	(0.93)%	(1.35)%	(1.12)%	0.17%	1.20%	(0.18)%
Portfolio turnover rate	82%	149%	55%	62%	135%	82%	149%	55%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Small Cap Value
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 7.64	$ 12.27	$ 13.18	$ 12.00	$ 12.59
Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.08	(0.01)	(0.01)	(0.16)
Net realized and unrealized gain (loss)	(0.87)	(4.38)	1.34	1.98	(0.43)
Total income (loss) from investment operations	(0.81)	(4.30)	1.33	1.97	(0.59)
Less distributions:
Distributions from net investment income	(0.10)	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	(0.33)	(2.24)	(0.79)	0.00
Total distributions	(0.10)	(0.33)	(2.24)	(0.79)	0.00
Net asset value, end of period	$ 6.73	$ 7.64	$ 12.27	$ 13.18	$ 12.00

Total return +	(10.54)%	(35.85)%	10.75%	17.22%	(4.69)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 14,000	$ 17,630	$ 28,678	$ 18,776	$ 12,757
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.32%	1.89%	2.49%	2.05%	2.27%
After advisory fee waivers^	1.32%	1.89%	2.34%	1.84%	2.27%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	2.05%	0.84%	(0.20)%	(0.30)%	(1.46)%
After advisory fee waivers^	2.05%	0.84%	(0.05)%	(0.08)%	(1.46)%
Portfolio turnover rate	26%	52%	44%	127%	42%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 7.32	$ 11.88	$ 12.94	$ 11.90	$ 12.59	$ 7.61	$ 12.25	$ 11.71
Income (loss) from investment operations:
Net investment income (loss)***	0.03	(0.03)	(0.13)	(0.14)	(0.27)	0.06	0.05	(0.03)
Net realized and unrealized gain (loss)	(0.84)	(4.20)	1.31	1.97	(0.42)	(0.88)	(4.36)	0.57
Total income (loss) from investment operations	(0.81)	(4.23)	1.18	1.83	(0.69)	(0.82)	(4.31)	0.54
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.08)	0.00	0.00
Distributions from net realized gains	0.00	(0.33)	(2.24)	(0.79)	0.00	0.00	(0.33)	0.00
Total distributions	0.00	(0.33)	(2.24)	(0.79)	0.00	(0.08)	(0.33)	0.00
Net asset value, end of period	$ 6.51	$ 7.32	$ 11.88	$ 12.94	$ 11.90	$ 6.71	$ 7.61	$ 12.25

Total return +	(11.07)%	(36.45)%	9.64%	16.13%	(5.48)%	(10.74)%	(35.99)%	4.61%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 1,974	$ 2,289	$ 5,059	$ 3,715	$ 4,296	$ 22	$ 30	$ 68
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.32%	2.89%	3.49%	3.05%	3.27%	1.57%	2.14%	2.74%
After advisory fee waivers^	2.32%	2.89%	3.34%	2.84%	3.27%	1.57%	2.14%	2.59%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	1.04%	(0.16)%	(1.20)%	(1.30)%	(2.46)%	1.77%	0.59%	(0.45)%
After advisory fee waivers^	1.04%	(0.16)%	(1.05)%	(1.08)%	(2.46)%	1.77%	0.59%	(0.29)%
Portfolio turnover rate	26%	52%	44%	127%	42%	26%	52%	44%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Large Cap Growth
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended		Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,		October 31,	October 31,	October 31,
	2009	2008		2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 3.16	$ 5.54		$ 4.68	$ 4.97	$ 4.63
Income (loss) from investment operations:
Net investment income (loss)***	0.01	(0.03)		0.01	(0.01)	(0.04)
Net realized and unrealized gain (loss)	(0.40)	(2.10)		0.98	0.20	0.38
Total income (loss) from investment operations	(0.39)	(2.13)		0.99	0.19	0.34
Less distributions:
Distributions from net investment income	0.00	0.00	(a)	0.00	0.00	0.00
Distributions from net realized gains	0.00	(0.25)		(0.13)	(0.48)	0.00
Total distributions	0.00	(0.25)		(0.13)	(0.48)	0.00
Net asset value, end of period	$ 2.77	$ 3.16		$ 5.54	$ 4.68	$ 4.97

Total return +	(12.34)%	(40.18)%		21.56%	3.90%	7.34%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 33,475	$ 44,811		$ 66,087	$ 36,325	$ 25,771
Ratios of expenses to average net assets:
Before advisory fee waivers^	0.93%	1.77%		1.39%	1.65%	1.82%
After advisory fee waivers^	0.93%	1.77%		1.24%	1.36%	1.68%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.46%	(0.60)%		0.01%	(0.56)%	(1.00)%
After advisory fee waivers^	0.46%	(0.60)%		0.16%	(0.27)%	(0.86)%
Portfolio turnover rate	93%	328%		232%	248%	118%

	Class C						Class A
	Six Months	Year Ended		Year Ended	Year Ended	Period Ended	Six Months	Year Ended		Period Ended
	Ended April 30,	October 31,		October 31,	October 31,	October 31,	Ended April 30,	October 31,		October 31,
	2009	2008		2007	2006	2005*	2009	2008		2007**
	(Unaudited)						(Unaudited)

Net asset value, beginning of period	$ 3.04	$ 5.38		$ 4.59	$ 4.93	$ 4.63	$ 3.14	$ 5.54		$ 4.63
Income (loss) from investment operations:
Net investment income (loss)***	(0.01)	(0.07)		(0.04)	(0.06)	(0.08)	0.00	(0.04)		0.00
Net realized and unrealized gain (loss)	(0.38)	(2.02)		0.96	0.20	0.38	(0.39)	(2.11)		0.91
Total income (loss) from investment operations	(0.39)	(2.09)		0.92	0.14	0.30	(0.39)	(2.15)		0.91
Less distributions:
Distributions from net investment income	0.00	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)	0.00
Distributions from net realized gains	0.00	(0.25)		(0.13)	(0.48)	0.00	0.00	(0.25)		0.00
Total distributions	0.00	(0.25)		(0.13)	(0.48)	0.00	0.00	(0.25)		0.00
Net asset value, end of period	$ 2.65	$ 3.04		$ 5.38	$ 4.59	$ 4.93	$ 2.75	$ 3.14		$ 5.54

Total return +	(12.83)%	(40.65)%		20.44%	2.83%	6.48%	(12.42)%	(40.55)%		19.65%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,685	$ 5,923		$ 11,394	$ 6,137	$ 7,849	$ 12	$ 31		$ 293
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.93%	2.77%		2.39%	2.65%	2.82%	1.18%	2.02%		1.64%
After advisory fee waivers^	1.93%	2.77%		2.24%	2.36%	2.68%	1.18%	2.02%		1.49%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.54)%	(1.60)%		(0.99)%	(1.56)%	(2.00)%	0.21%	(0.85)%		(0.24)%
After advisory fee waivers^	(0.54)%	(1.60)%		(0.84)%	(1.27)%	(1.86)%	0.21%	(0.85)%		(0.09)%
Portfolio turnover rate	93%	328%		232%	248%	118%	93%	328%		232%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(a) Represents less than $0.01 per share

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Small Cap Growth
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 9.34	$ 16.50	$ 13.62	$ 15.60	$ 14.81
Income (loss) from investment operations:
Net investment loss***	(0.07)	(0.20)	(0.13)	(0.20)	(0.25)
Net realized and unrealized gain (loss)	0.15	(5.48)	3.44	1.45	1.04
Total income (loss) from investment operations	0.08	(5.68)	3.31	1.25	0.79
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	(1.48)	(0.43)	(3.23)	0.00
Total distributions	0.00	(1.48)	(0.43)	(3.23)	0.00
Net asset value, end of period	$ 9.42	$ 9.34	$ 16.50	$ 13.62	$ 15.60

Total return +	0.86%	(37.74)%	24.92%	8.42%	5.33%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 16,318	$ 18,649	$ 31,562	$ 20,381	$ 14,651
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.25%	2.03%	1.43%	1.82%	2.10%
After advisory fee waivers^	2.25%	2.03%	1.43%	1.82%	2.10%
Ratios of net investment loss to
average net assets:
Before advisory fee waivers^	(1.66)%	(1.51)%	(0.86)%	(1.39)%	(1.85)%
After advisory fee waivers^	(1.66)%	(1.51)%	(0.86)%	(1.39)%	(1.85)%
Portfolio turnover rate	125%	250%	214%	237%	197%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 8.94	$ 16.00	$ 13.34	$ 15.47	$ 14.81	$ 9.31	$ 16.49	$ 13.70
Income (loss) from investment operations:
Net investment loss***	(0.10)	(0.32)	(0.27)	(0.34)	(0.38)	(0.08)	(0.26)	(0.14)
Net realized and unrealized gain (loss)	0.13	(5.26)	3.36	1.44	1.04	0.14	(5.44)	2.93
Total income (loss) from investment operations	0.03	(5.58)	3.09	1.10	0.66	0.06	(5.70)	2.79
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	(1.48)	(0.43)	(3.23)	0.00	0.00	(1.48)	0.00
Total distributions	0.00	(1.48)	(0.43)	(3.23)	0.00	0.00	(1.48)	0.00
Net asset value, end of period	$ 8.97	$ 8.94	$ 16.00	$ 13.34	$ 15.47	$ 9.37	$ 9.31	$ 16.49

Total return +	0.34%	(38.34)%	23.77%	7.33%	4.46%	0.64%	(37.89)%	20.36%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 2,971	$ 3,192	$ 6,305	$ 3,899	$ 4,575	$ 64	$ 24	$ 207
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.25%	3.03%	2.43%	2.82%	3.10%	2.50%	2.28%	1.68%
After advisory fee waivers^	3.25%	3.03%	2.43%	2.82%	3.10%	2.50%	2.28%	1.68%
Ratios of net investment loss to
average net assets:
Before advisory fee waivers^	(2.66)%	(2.51)%	(1.86)%	(2.39)%	(2.85)%	(1.91)%	(1.76)%	(1.11)%
After advisory fee waivers^	(2.66)%	(2.51)%	(1.86)%	(2.39)%	(2.85)%	(1.91)%	(1.76)%	(1.11)%
Portfolio turnover rate	125%	250%	214%	237%	197%	125%	250%	214%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Dunham Emerging Markets Stock
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,
	2009	2008	2007	2006	2005*
	(Unaudited)

Net asset value, beginning of period	$ 7.32	$ 24.83	$ 19.07	$ 17.03	$ 13.93
Income (loss) from investment operations:
Net investment income (loss)***	(0.04)	0.03	(0.06)	0.00	0.00
Net realized and unrealized gain (loss)	1.52	(12.90)	9.31	5.17	3.10
Total income (loss) from investment operations	1.48	(12.87)	9.25	5.17	3.10
Less distributions:
Distributions from net investment income	0.00	(0.14)	(0.35)	(0.20)	0.00
Distributions from net realized gains	(0.11)	(4.50)	(3.14)	(2.93)	0.00
Total distributions	(0.11)	(4.64)	(3.49)	(3.13)	0.00
Net asset value, end of period	$ 8.69	$ 7.32	$ 24.83	$ 19.07	$ 17.03

Total return +	20.63%	(62.85)%	55.66%	34.20%	22.25%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 9,832	$ 9,466	$ 23,492	$ 14,320	$ 9,898
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.35%	1.70%	2.58%	2.37%	2.94%
After advisory fee waivers^	2.35%	1.63%	2.28%	2.27%	2.94%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(1.24)%	0.14%	(0.57)%	(0.11)%	0.03%
After advisory fee waivers^	(1.24)%	0.21%	(0.27)%	(0.01)%	0.03%
Portfolio turnover rate	35%	84%	92%	73%	65%

	Class C					Class A
	Six Months	Year Ended	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Period Ended
	Ended April 30,	October 31,	October 31,	October 31,	October 31,	Ended April 30,	October 31,	October 31,
	2009	2008	2007	2006	2005*	2009	2008	2007**
	(Unaudited)					(Unaudited)

Net asset value, beginning of period	$ 7.20	$ 24.56	$ 18.95	$ 16.90	$ 13.93	$ 7.27	$ 24.79	$ 17.97
Income (loss) from investment operations:
Net investment income (loss)***	(0.07)	(0.12)	(0.26)	(0.19)	(0.14)	(0.05)	(0.01)	(0.09)
Net realized and unrealized gain (loss)	1.48	(12.74)	9.24	5.17	3.11	1.51	(12.84)	6.91
Total income (loss) from investment operations	1.41	(12.86)	8.98	4.98	2.97	1.46	(12.85)	6.82
Less distributions:
Distributions from net investment income	0.00	0.00	(0.23)	0.00	0.00	0.00	(0.17)	0.00
Distributions from net realized gains	(0.11)	(4.50)	(3.14)	(2.93)	0.00	(0.11)	(4.50)	0.00
Total distributions	(0.11)	(4.50)	(3.37)	(2.93)	0.00	(0.11)	(4.67)	0.00
Net asset value, end of period	$ 8.50	$ 7.20	$ 24.56	$ 18.95	$ 16.90	$ 8.62	$ 7.27	$ 24.79

Total return +	20.00%	(63.22)%	54.16%	32.91%	21.32%	20.50%	(62.96)%	37.95%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 1,740	$ 1,444	$ 4,318	$ 2,212	$ 2,519	$ 89	$ 86	$ 350
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.35%	2.70%	3.58%	3.37%	3.94%	2.60%	1.95%	2.83%
After advisory fee waivers^	3.35%	2.63%	3.28%	3.27%	3.94%	2.60%	1.88%	2.53%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(2.19)%	(0.86)%	(1.57)%	(1.11)%	(0.97)%	(1.47)%	(0.11)%	(0.82)%
After advisory fee waivers^	(2.19)%	(0.79)%	(1.27)%	(1.01)%	(0.97)%	(1.47)%	(0.04)%	(0.52)%
Portfolio turnover rate	35%	84%	92%	73%	65%	35%	84%	92%

*Class C and Class N shares commenced operations on December 10, 2004.
** Class A shares commenced operations on January 3, 2007.
***The net investment income (loss) per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2009

1.

ORGANIZATION

Each of the Dunham Funds (the “Funds”) is a series of Dunham Funds (the “Trust”), a Delaware Business Trust organized on November 28, 2007 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  Prior to that date, the Dunham Funds were series of AdvisorOne Funds, also a Delaware Business Trust.  The Dunham Funds currently consist of eleven funds: Corporate/Government Bond Fund; High-Yield Bond Fund; Monthly Distribution Fund; Appreciation & Income Fund; Large Cap Value Fund; Real Estate Stock Fund; International Stock Fund; Small Cap Value Fund; Large Cap Growth Fund; Small Cap Growth Fund and Emerging Markets Stock Fund.  The Monthly Distribution Fund, Large Cap Growth Fund and Real Estate Stock Fund operate as non-diversified funds, while the remaining funds operate as diversified funds, within the meaning of the 1940 Act.

UFund	UPrimary Objective
Corporate/Government Bond High-Yield Bond Monthly Distribution	Current income and capital appreciation Current income Positive returns in rising and falling market environments
Appreciation & Income	Current income and capital appreciation
Large Cap Value	Capital appreciation
Real Estate Stock	Capital appreciation
International Stock	Capital appreciation
Small Cap Value	Capital appreciation
Large Cap Growth	Capital appreciation
Small Cap Growth	Capital appreciation
Emerging Markets Stock	Capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares.   Each class represents an interest in the same assets of the applicable Fund with the only difference being that Class A shares are subject to a front-end sales charge and an annual distribution fee and Class C shares are subject to an annual service and distribution fee.  The Class C and N shares, with the exception of High-Yield Bond and Monthly Distribution, commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts.  The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares.  High-Yield Bond Class C and N shares commenced operations on July 1, 2005. The Class A shares for all Funds except Monthly Distribution commenced operations on January 3, 2007. Monthly Distribution‘s Predecessor Fund’s Class A shares and C shares commenced operations on December 26, 2000. Monthly Distribution Class N shares commenced operations on September 29, 2008.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – In determining each Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective July 1, 2008, both International Stock and Emerging Markets began using fair value market prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.  These inputs are summarized in the three broad levels listed below.

Level 1– quoted prices in active markets for identical securities.

Level 2– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of April 30, 2009 in valuing the Dunham Fund’s investments carried at fair value

                                                       Corporate/Government Bond

       High-Yield Bond

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	—	—	154,500	—
Level 2– Other Significant Observable Inputs	74,411,423	—	58,654,216	—
Level 3– Significant Unobservable Inputs	—	—	—	—
Total	74,411,423	—	58,808,716	—

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

Monthly Distribution

      Appreciation & Income

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	46,835,643	6,639,040	14,370,354	—
Level 2– Other Significant Observable Inputs	9,707,385	—	9,683,247	—
Level 3– Significant Unobservable Inputs	—	—		—
Total	56,543,028	6,639,040	24,053,601	—

      *Other financial instruments consist of written call options and securities sold short.

Large Cap Value

Real Estate

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	32,742,404	—	8,109,090	—
Level 2– Other Significant Observable Inputs	—	—	—	—
Level 3– Significant Unobservable Inputs	—	—	—	—
Total	32,742,404	—	8,109,090	—

International Stock

      Small Cap Value

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	31,682,618		15,558,612	—
Level 2– Other Significant Observable Inputs	10,988	—	—	—
Level 3– Significant Unobservable Inputs	—	—	—	—
Total	31,693,606	—	15,558,612	—

Large Cap Growth

Small Cap Growth

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	36,617,706	—	18,524,535	—
Level 2– Other Significant Observable Inputs	—	—	—	—
Level 3– Significant Unobservable Inputs	—	—	—	—
Total	36,617,706	—	18,524,535	—

Emerging Markets Stock

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	11,452,781	—
Level 2– Other Significant Observable Inputs	162,908	—
Level 3– Significant Unobservable Inputs	—	—
Total	11,615,689	—

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial disclosures.

b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c. Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

d. Options – When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

e. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis.  Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method.  Dividend income is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends.  Interest income is recorded on an accrual basis.  Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

f. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments.  Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group.  Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.  Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

The risk in writing a call option is that the Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.  The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.  Generally, option transactions also involve risks concerning liquidity of the options market.  An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions.  As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

g. Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

therefore, no provision for federal income tax has been made.  Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds have adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.  Generally, the tax authorities can examine all tax returns filed for the last three years.

h. Distributions to Shareholders – It is each Funds’ policy to distribute its respective net investment income and net capital gains, if any, annually except for Corporate/Government Bond, High-Yield Bond, and Monthly Distribution Fund, which will distribute their respective net investment income, if any, monthly.  Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses.

i. Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”), serves as each Fund’s Investment Adviser.  Pursuant to an Investment Advisory Agreement with the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds.  The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets.  The Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser and the Trust, on behalf of each Fund.  Under the Sub-Advisory Agreements, each Fund pays the Sub-Adviser a “Fulcrum Fee”.  A Fulcrum Fee is a performance fee whereby the Sub-Adviser is rewarded when outperforming, or is penalized when under-performing, a Fund’s benchmark index.  The Funds’ Fulcrum Fee arrangements have been in place, with few changes since July 1, 2006.  As a result of the Fulcrum Fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

	Management Fee	Adviser’s Portion	Sub-Adviser’s Portion*
Corporate/Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Monthly Distribution Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
International Stock Fund	0.95% – 1.65%	0.65%	0.30% - 1.00%
Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Large Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Emerging Markets Stock Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%

           * Fees do not reflect contractual waivers, if any.

Each Fund’s Sub-Advisory Fulcrum Fee will be calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s Class N share performance relative to the Fund’s benchmark (the “Performance Fee”).   Depending on a Fund’s net performance versus its benchmark, the Sub-Adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively.  In addition, each Fulcrum Fee employs a “null zone” around the base fee, whereby small differences in performance versus the benchmark will not trigger a fee increase or decrease.  During the first twelve months of the Fulcrum Fee arrangement, the Performance Fee is calculated daily from inception date of the agreement to the calculation date and is applied to the average daily net assets of the Fund during the calculation period.  After the initial twelve months, the Performance Fee is calculated on a daily basis based on comparative performance over a rolling twelve-month period.  With the exception of Monthly Distribution and International Stock, all Funds are calculating Performance Fees on a rolling twelve-month basis as of April 30, 2009.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

Depending on the particular Sub-Advisory Agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the Sub-Advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the  “Maximum Fee”).  However, because each such Sub-Advisory Agreement requires that the sub-adviser only be paid out the monthly Minimum Fee during the first year (in most cases, 0.00%), the Sub-Adviser, in most cases, will receive no compensation until the end of the first year.  At the end of the first year of the agreement, the Sub-Adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the Fulcrum Fee methodology has three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum

Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the accrued Fulcrum Fee less the Minimum Fee.

By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by the Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period.  If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee rate can never be negative, the performance fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within an agreed upon time.  Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%.  In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

In addition, certain Sub-Advisers have contractually agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-Advisers can not waive more than they earn, therefore, if the fee earned is equal to or less than the waiver, the Sub-Adviser will receive no payment nor will the sub-adviser owe money to the Fund, as a result of the waiver.

The table below lists the current Sub-Advisers along with their fulcrum fee arrangements and any contractual waivers.

Fund	Sub-Adviser	Benchmark	Base Fee	Null Zone	Minimum Fee	Maximum Fee
Corporate/Government Bond	SCM Advisors LLC	Barclays Aggregate Bond	0.35%	+/- 0.10%	0.20%	0.50%
High-Yield Bond	PENN Capital Management Co., Inc.	Merrill Lynch High-Yield Cash Pay.	0.50%	+/- 0.20%	0.20%	0.80%
Monthly Distribution	Westchester Capital Management, Inc.	Chicago Board Options Exchange S&P 500 Buy/Write Monthly Index	0.50%	+/- 0.15%	0.00%	1.00%
Appreciation & Income	Calamos Advisors, LLC	Merrill Lynch Conv ex. Mandatory	0.60%	+/- 0.20%	0.25%	0.95%
Large Cap Value	C.S. McKee L.P.	Russell 1000 Value	0.43%	+/- 1.50%	0.00%	0.86%
Real Estate Stock	Ten Asset Management, Inc.	DJ Wilshire Real Estate Securities	0.40%	+/- 0.20%	0.00%	0.80%
International Stock	Arrrowstreet Capital L.P.	MSCI All Country World Index ex USA	0.65%	+/- 0.20%	0.30%	1.00%
Small Cap Value	Denver Investment Advisors LLC	Russell 2000 Value	0.55%	+/- 0.25%	0.00%	1.10%
Large Cap Growth	Rigel Capital, LLC	Russell 1000 Growth	0.50%	+/- 0.25%	0.00%	1.00%
Small Cap Growth	Pier Capital, LLC	Russell 2000 Growth	0.50%	+/- 0.20%	0.00%	1.00%
Emerging Markets Stock	Van Eck Associates Corp.	MSCI Emerging Markets	0.50%	+/- 0.30%	0.00%	1.00%

b. Administration, Fund Accounting and Transfer Agency Fees – Gemini Fund Services, LLC (“GFS” or the “Administrator”) serves as the administrator, fund accountant and transfer agent for the Funds.  For providing administration services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates: 0.08% on the first $250 million of average net assets; 0.07% on average net assets between $250 million and $500 million; 0.05% on average net assets over $500 million.  Such fees are subject to a minimum of $400,000 in total for the entire trust.  For providing fund accounting services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following rates: 0.05% on the first $250 million of average net assets; 0.03% on average net assets between $250 million and $500 million; 0.01% on average net assets over $500 million.  Such fees are subject to a minimum $300,000 in total for the entire trust.  For providing transfer agent services, the Administrator receives from the Trust a minimum annual fee of $200,000. The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and incidental fees.  For the six months ended April 30, 2009, GemCom received $35,472 for providing such services.

Certain officers of GFS are also officers of the Trust.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

c. Chief Compliance Officer – Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee of $69,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

d. Distributor – The distributor of the Funds is Dunham & Associates (the “Distributor”).  The Funds have adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, as amended, for Class A and Class C shares.  The Plan provides for the monthly payment of a distribution fee to the Distributor or other entities at an annualized rate of 0.75% for the equity funds and 0.50% for the fixed-income funds, based on the average daily net assets attributable to Class C shares, and 0.25% of the average daily net assets attributable to Class A shares.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay 12b-1 distribution or shareholder servicing fees

e. Trustees’ Fees – The Funds pay no compensation to its Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule:  Each Trustee will receive $2,500 for each board meeting attended in-person;  $500 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case the Trustee will not be compensated.  The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2009 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Corporate/Government Bond	$27,514,776	$23,529,067	$95,080,494	$108,898,793
High-Yield Bond Monthly Distribution	23,958,973 118,109,210	14,462,304 128,537,565	- -	- -
Appreciation & Income	6,835,567	12,018,518	-	-
Large Cap Value	9,655,230	8,567,707	-	-
Real Estate Stock	8,239,317	5,374,043	-	-
International Stock	25,521,537	29,979,604	-	-
Small Cap Value	4,029,879	5,153,573	-	-
Large Cap Growth	37,321,083	41,776,618	-	-
Small Cap Growth	23,553,897	25,460,004	-	-
Emerging Markets Stock	3,900,269	3,165,221	-	-

Transactions in option contracts written for the Monthly Distribution Fund during the six months ended April 30, 2009 were as follows:

	Contracts	Premium
Outstanding at October 31, 2008	6,369	$ 3,670,692
Options written during period	51,522	16,252,540
Options exercised during period	(13,916)	(6,076,444)
Options expired during period	(10,048)	(4,710,229)
Options closed during period	(15,034)	(6,926,733)
Outstanding at April 30, 2009	18,893	$ 2,209,826

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

5.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2009, were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate/Government Bond	$74,978,909	$1,995,642	$ (2,563,128)	$(567,486)
High-Yield Bond Monthly Distribution Fund	61,015,373 55,129,173	1,586,071 3,232,211	(3,792,728) (1,748,806)	(2,206,657) 1,483,405
Appreciation & Income	28,115,381	1,253,491	(5,315,271)	(4,061,780)
Large Cap Value	39,148,386	2,214,819	(8,620,801)	(6,405,982)
Real Estate Stock	9,095,484	820,796	(1,807,190)	(986,394)
International Stock**	37,487,309	3,109,566	(8,903,269)	(5,793,703)
Small Cap Value	18,697,020	831,837	(3,970,245)	(3,138,408)
Large Cap Growth	34,943,907	2,686,132	(1,012,333)	1,673,799
Small Cap Growth	16,791,698	2,610,513	(877,676)	1,732,837
Emerging Markets Stock**	14,118,884	1,962,046	(4,465,241)	(2,503,195)

                                                             **Excludes unrealized on Foreign Currency Transactions.

6.

FOREIGN CURRENCY CONTRACTS

At April 30, 2009, International Stock Fund had the following open forward currency contracts:

International Stock Fund:

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)

To Buy:

Australian Dollar

Australian Dollar

British Pound

British Pound

Canadian Dollar

Canadian Dollar

Danish Krone

Euro

Euro

Hong Kong Dollar

Japanese Yen

Japanese Yen

New Zealand Dollar

Norwegian Krone

Swedish Krona

Swedish Krona

Swedish Krona

Swiss Franc

South African Rand

South African Rand

5/1/09 6/17/09 5/1/09 6/17/09 5/1/09 6/17/09 6/17/09 5/4/09 6/17/09 6/17/09 5/7/09 6/17/09 6/17/09 6/17/09 5/4/09 5/5/09 6/17/09 6/17/09 5/4/09 5/6/09	73,731 1,510,058 39,949 422,911 177,500 994,056 1,254,699 58,054 815,322 38,752 38,140,100 992,208 358,938 253,642 313,265 496,126 1,367,001 2,029,159 13,025,412 61,945,517	$54,170 1,105,364 59,196 626,565 149,398 837,160 223,035 76,924 1,079,988 5,002 387,719 10,094 203,427 38,518 38,896 61,602 169,806 1,783,556 10,160 48,334	$2,045 62,419 803 14,277 3,965 38,800 5,730 747 30,837 1 (7,278) 90 2,269 1,806 572 908 9,141 19,939 561 2,132
$189,764

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)

  To Sell:

Australian Dollar

Australian Dollar

British Pound

British Pound

Canadian Dollar

Canadian Dollar

Canadian Dollar

Danish Krone

Euro

Euro

Euro

Euro

Hong Kong Dollar

Japanese Yen

Japanese Yen

Japanese Yen

Norwegian Krone

Swedish Krona

Swiss Franc

Israeli Shekel

New Zealand Dollar

Singapore Dollar

	5/4/09 6/17/09 5/1/09 6/17/09 5/1/09 5/4/09 6/17/09 6/17/09 5/4/09 5/5/09 5/6/09 6/17/09 6/17/09 5/1/09 5/8/09 6/17/09 6/17/09 6/17/09 6/17/09 5/4/09 6/17/09 6/17/09	1,000 78,336 64,155 1,865,839 66,034 49,855 2,914 89,274 13,742 11,564 15,515 181,653 68,281 10,122,852 2,685,087 3,349,422 250,584 15,263,379 177,467 108,380 365,381 7,483	$735 57,342 95,066 2,764,337 55,979 41,965 2,454 15,860 18,208 15,323 20,557 240,620 8,814 102,890 27,296 34,075 38,054 1,895,980 155,987 26,039 207,078 5,067	$(11) (2,131) (1,291) (115,767) (734) (2) (186) (863) (177) 1 1 (5,567) (2) 1,934 (4) (64) (2,345) (112,986) (4,996) (2) (23,825) (169)
$(269,186)

7.

SHARES OF BENEFICIAL INTEREST

At April 30, 2009, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended April 30, 2009 and year ended October 31, 2008:

Six Months Ended April 30, 2009:

	CLASS C SHARES				CLASS N SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase/ (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase/ (Decrease) in Shares
Corporate/Government Bond	81,066	15,368	(230,604)	(134,170)	901,569	105,028	(1,917,102)	(910,505)
High-Yield Bond Monthly Distribution	245,404 56,461	21,055 28,779	(219,391) (219,374)	47,068 (134,134)	1,572,152 335,886	223,582 4,736	(1,498,950) (53,424)	296,784 287,198
Appreciation & Income	14,908	-	(130,608)	(115,700)	123,353	58,847	(1,073,717)	(891,517)
Large Cap Value	87,384	-	(96,074)	(8,690)	826,412	43,654	(912,023)	(45,957)
Real Estate Stock	65,706	815	(17,923)	48,598	526,745	15,085	(172,069)	369,761
International Stock	24,153	-	(78,415)	(54,262)	176,618	53,910	(841,953)	(611,825)
Small Cap Value	40,300	-	(49,836)	(9,536)	262,582	34,726	(523,122)	(225,814)
Large Cap Growth	167,526	-	(347,509)	(179,983)	1,093,381	-	(3,175,268)	(2,081,887)
Small Cap Growth	40,849	-	(66,492)	(25,643)	283,829	-	(547,377)	(263,548)
Emerging Markets Stock	35,493	3,328	(34,839)	3,982	201,403	20,515	(383,657)	(161,739)

	CLASS A SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase/ (Decrease) in Shares
Corporate/Government Bond	6,996	285	(6,013)	1,268
High-Yield Bond Monthly Distribution Fund	385,138 42,068	10,353 27,105	(46,585) (251,857)	348,906 (182,684)
Appreciation & Income	27,088	280	(50,259)	(22,891)
Large Cap Value	21	76	(2,589)	(2,492)
Real Estate Stock	7	180	(7,145)	(6,958)
International Stock	4	33	(3,258)	(3,221)
Small Cap Value	-	49	(818)	(769)
Large Cap Growth	-	-	(5,506)	(5,506)
Small Cap Growth	6,532	-	(2,302)	4,230
Emerging Markets Stock	-	170	(1,710)	(1,540)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

Year Ended October 31, 2008:

	CLASS C SHARES					CLASS N SHARES
Fund	Issued	Transferred	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government
Bond	286,570	—	32,462	(317,579)	1,453	1,787,812	237,282	(2,371,112)	(346,018)
High-Yield Bond Monthly Distribution**	154,564 96,166	— 716,068	37,502 10,750	(253,776) (286,821)	(61,710) 536,163	1,547,780 8,331	436,475 23	(3,380,126) —	(1,395,871) 8,354
Appreciation & Income	131,050	—	61,190	(194,474)	(2,234)	1,341,928	357,747	(810,505)	889,170
Large Cap Value	96,596	—	15,543	(146,324)	(34,185)	940,632	121,103	(702,925)	358,810
Real Estate Stock	18,943	—	13,401	(63,856)	(31,512)	235,105	56,202	(295,022)	(3,715)
International Stock	151,507	—	30,988	(180,007)	2,488	1,451,724	179,681	(854,343)	777,062
Small Cap Value	40,228	—	12,691	(166,143)	(113,224)	559,088	72,097	(662,758)	(31,573)
Large Cap Growth	313,819	—	103,830	(583,169)	(165,520)	4,217,889	609,413	(2,580,040)	2,247,262
Small Cap Growth	55,483	—	38,858	(131,568)	(37,227)	528,926	193,637	(639,447)	83,116
Emerging Markets Stock	66,682	—	44,547	(86,430)	24,799	574,119	268,882	(495,848)	347,153

**For the ten months ended October 31, 2008.

	CLASS A SHARES
Fund	Issued	Transferred	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	1	—	589	(1,979)	(1,389)
High-Yield Bond Monthly Distribution**	205,290 61,824	— 832,974	984 10,269	(7,941) (300,981)	198,333 604,086
Appreciation & Income	61,106	—	1,988	(54,009)	9,085
Large Cap Value	11,361	—	672	(14,919)	(2,886)
Real Estate Stock	363	—	963	(3,278)	(1,952)
International Stock	3,664	—	711	(10,612)	(6,237)
Small Cap Value	1,333	—	167	(3,040)	(1,540)
Large Cap Growth	1	—	1,102	(44,275)	(43,172)
Small Cap Growth	1	—	1,231	(11,174)	(9,942)
Emerging Markets Stock	2,046	—	3,910	(8,252)	(2,296)

**For the ten months ended October 31, 2008.

8.

FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

As of October 31, 2008, permanent book and tax differences, resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, reclassifications of gains on contingent convertible debt securities, net operating loss limitations on capital loss carryforwards acquired in fund mergers and security paydown gains and losses were identified and reclassified among the components of the Fund’s net assets as follows:

Fund	Undistributed Net Income (loss)	Realized Gain (Loss)	Paid in Capital
Corporate/Government Bond	$(24,961)	$31,057	$(6,096)
High-Yield Bond Monthly Distribution Fund	2,486 500,934	- 187,755,367	(2,486) (188,256,301)
Appreciation & Income	898,304	(816,216)	(82,088)
Large Cap Value Real Estate Stock	(3,803) (9,823)	3,803 9,823	- -
International Stock	307,281	(307,281)	-
Small Cap Value	(43,968)	43,968	-
Large Cap Growth	528,355	2,456	(530,811)
Small Cap Growth	526,224	265	(526,489)
Emerging Markets Stock	3,278	8,408	(11,686)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 were as follows:

		Year Ended October 31, 2008			Year Ended October 31, 2007
Fund	Ordinary Income	Capital Gains	Return of Capital	Total	Ordinary Income	Capital Gains	Total

Corporate/Government Bond	$3,547,209	$ 121,394	-	$3,668,603	$2,713,122	$ -	$2,713,122
High-Yield Bond Monthly Distribution Fund*	4,597,702 254,987	- -	- 1,402,141	4,597,702 1,657,128	3,126,294 3,490,308	- 672,201	3,126,294 4,162,509
Appreciation & Income	1,073,205	1,493,566	1,253,236	3,820.007	580,888	1,772,787	2,353,675
Large Cap Value	696,593	995,575	-	1,692,168	962,537	1,495,736	2,458,273
Real Estate Stock	274,494	641,009	-	915,503	204,987	2,175,708	2,380,695
International Stock	1,686,531	1,257,061	-	2,943,592	1,472,256	829,325	2,301,581
Small Cap Value	786,021	142,945	-	928,966	-	3,873,296	3,873,296
Large Cap Growth	2,972,701	753,202	-	3,725,903	-	1,163,422	1,163,422
Small Cap Growth	1,962,969	1,477,498	-	3,440,467	239,898	532,664	772,562
Emerging Markets Stock	1,270,395	4,390,383	-	5,660,778	1,193,185	1,871,156	3,064,341

*For the ten months ended October 31, 2008 and year ended December 31, 2007, respectively.  The tax character of distributions paid during the year ended December

31, 2006 were $5,559,717 of Return of Capital.

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss CarryForwards	Unrealized Appreciation (Depreciation)
Corporate/Government Bond	$ -	$ -	$(766,829)	$(4,963,437)
High-Yield Bond Monthly Distribution Fund	- 2,043,017	- -	(7,641,468) (23,602,558)	(12,483,072) (8,042,452)
Appreciation & Income	-	-	(2 386,755)	(8,928,138)
Large Cap Value	199,903	-	(4,893,081)	(6,043,091)
Real Estate Stock	107,212	-	(1,934,394)	(2,101,009)
International Stock	418,671	-	(5,689,999)	(16,510,843)
Small Cap Value	162,363	-	(1,417,441)	(7,584,866)
Large Cap Growth	-	-	(11,971,790)	(9,430,938)
Small Cap Growth	-	-	(3,029,858)	(4,482,001)
Emerging Markets Stock	-	158,183	-	(9,585,600)

At October 31, 2008, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

Fund	Expiration Date October 31, 2013	Expiration Date October 31, 2014	Expiration Date October 31, 2015	Expiration Date October 31, 2016	Total
Corporate/Government Bond	$ -	$ -	$ -	$766,829	$766,829
High-Yield Bond Monthly Distribution Fund*	5,832 -	209,429 -	765,490 23,602,558	6,660,717 -	7,641,468 23,602,558
Appreciation & Income	-	-	-	2,386,755	2,386,755
Large Cap Value	-	-	-	4,893,081	4,893,081
Real Estate Stock	-	-	-	1,934,394	1,934,394
International Stock	-	-	-	5,689,999	5,689,999
Small Cap Value	-	-	-	1,417,441	1,417,441
Large Cap Growth	-	-	-	11,971,790	11,971,790
Small Cap Growth	-	-	-	3,029,858	3,029,858

*For the Monthly Distribution Fund, $9,620,114, $8,518,657 and $5,463,787 of capital loss carryover related to the acquisition of the Kelmoore Strategy Fund, Kelmoore Strategy Eagle Fund and Kelmoore Strategy Liberty Fund, respectively, is remaining to be recognized over the next seven years.  These amounts are subject to annual limitations of $1,374,302, $1,216,951 and $780,541 for the Kelmoore Strategy Fund, Kelmoore Strategy Eagle Fund and Kelmoore Strategy Liberty Fund respectively, under tax rules.

9.

NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

YOUR FUND’S EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual- Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/08*	Ending Account Value 4/30/09	Expenses Paid During Period**	Ending Account Value 4/30/09	Expenses Paid During Period**
Class C:
Corporate/Government Bond Fund	1.79%	$1,000.00	$ 1,074.70	$ 9.21	$1,015.92	$ 8.95
High-Yield Bond Fund	2.65%	$1,000.00	$ 1,087.10	$13.71	$1,011.65	$13.22
Monthly Distribution Fund	3.06%	$1,000.00	$ 998.90	$15.17	$1,009.62	$15.25
Appreciation & Income Fund	2.95%	$1,000.00	$ 1,083.30	$15.24	$1,010.17	$14.70
Large Cap Value Fund	2.76%	$1,000.00	$ 909.20	$13.07	$1,011.11	$13.76
Real Estate Stock Fund	4.47%	$1,000.00	$ 799.50	$19.94	$1,002.63	$22.20
International Stock Fund	3.66%	$1,000.00	$ 1,037.10	$18.49	$1,006.64	$18.21
Small Cap Value Fund	2.32%	$1,000.00	$ 889.30	$10.87	$1,013.29	$11.58
Large Cap Growth Fund	1.93%	$1,000.00	$ 871.70	$ 8.96	$1,015.22	$ 9.64
Small Cap Growth Fund	3.25%	$1,000.00	$ 1,003.40	$16.14	$1,008.68	$16.19
Emerging Markets Fund	3.35%	$1,000.00	$ 1,200.00	$18.27	$1,008.18	$16.68
Class N:
Corporate/Government Bond Fund	1.04%	$1,000.00	$ 1,079.10	$ 5.36	$1,019.64	$ 5.21
High-Yield Bond Fund	1.90%	$1,000.00	$ 1,090.60	$ 9.85	$1,015.37	$ 9.49
Monthly Distribution Fund	2.06%	$1,000.00	$ 1,004.80	$ 10.24	$1,014.58	$10.29
Appreciation & Income Fund	1.95%	$1,000.00	$ 1,088.20	$ 10.10	$1,015.12	$ 9.74
Large Cap Value Fund	1.76%	$1,000.00	$ 914.80	$ 8.36	$1,016.07	$ 8.80
Real Estate Stock Fund	3.47%	$1,000.00	$ 804.60	$ 15.53	$1,007.59	$17.27
International Stock Fund	2.66%	$1,000.00	$ 1,042.10	$ 13.47	$1,011.60	$13.27
Small Cap Value Fund	1.32%	$1,000.00	$ 894.60	$ 6.20	$1,018.25	$ 6.61
Large Cap Growth Fund	0.93%	$1,000.00	$ 876.60	$ 4.33	$1,020.18	$ 4.66
Small Cap Growth	2.25%	$1,000.00	$ 1,008.60	$ 11.21	$1,013.64	$11.23
Emerging Markets Fund	2.35%	$1,000.00	$ 1,206.30	$ 12.86	$1,013.14	$11.73

YOUR FUND’S EXPENSES (Unaudited) (Continued)

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/08*	Ending Account Value 4/30/09	Expenses Paid During Period**	Ending Account Value 4/30/09	Expenses Paid During Period**
Class A:
Corporate/Government Bond Fund	1.29%	$1,000.00	$ 1,077.20	$ 6.64	$1,018.40	$ 6.46
High-Yield Bond Fund	2.15%	$1,000.00	$ 1,090.20	$ 11.14	$1,014.13	$10.74
Monthly Distribution Fund	2.31%	$1,000.00	$ 1,003.30	$ 11.47	$1,014.58	$11.54
Appreciation & Income Fund	2.20%	$1,000.00	$ 1,087.30	$ 11.39	$1,013.88	$10.99
Large Cap Value Fund	2.01%	$1,000.00	$ 913.10	$ 9.53	$1,014.83	$10.04
Real Estate Stock Fund	3.72%	$1,000.00	$ 803.90	$ 16.64	$1,006.35	$18.51
International Stock Fund	2.91%	$1,000.00	$ 1,040.30	$ 14.67	$1,010.41	$14.46
Small Cap Value Fund	1.57%	$1,000.00	$ 892.60	$ 7.37	$1,017.01	$ 7.85
Large Cap Growth Fund	1.18%	$1,000.00	$ 875.80	$ 5.49	$1,018.94	$ 5.91
Small Cap Growth Fund	2.50%	$1,000.00	$ 1,006.40	$ 12.44	$1,012.40	$12.47
Emerging Markets Fund	2.60%	$1,000.00	$ 1,205.00	$ 14.21	$1,011.90	$12.97

**Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ending April 30, 2009).

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426).

DUNHAM FUNDS℠

WHEN PERFORMANCE COUNTS

P.O. Box 910309

San Diego, California 92191

(800) 442-4358

Distributed by Dunham & Associates Investment Counsel, Inc. Member FINRA/SIPC

THIS REPORT AND FINANCIAL STATEMENTS CONTAINED HEREIN ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF EACH FUND'S PORTFOLIO.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

    /s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

     7/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

     7/9/09

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

       7/9/09